UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  September 30, 2006

Date of reporting period:    March 31, 2006


ITEM 1.        REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

AllianceBernstein Municipal Income Fund II

Arizona Portfolio
Florida Portfolio
Massachusetts Portfolio
Michigan Portfolio
Minnesota Portfolio
New Jersey Portfolio
Ohio Portfolio
Pennsylvania Portfolio
Virginia Portfolio


Semi-Annual Report

March 31, 2006


     [LOGO]
ALLIANCEBERNSTEIN
   INVESTMENTS



Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed


The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein(R) at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the funds, and is a member of the NASD.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.



May 18, 2006

Semi-Annual Report

This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund II (the "Portfolios") for the semi-annual reporting period ended March 31, 2006.

Investment Objectives and Policies

The nine portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

Investment Results

The tables on pages 5-7 show performance for each Portfolio compared to its benchmark, the Lehman Brothers (LB) Municipal Index, for the six- and 12-month periods ended March 31, 2006. For the six-month period ended March 31, 2006, all of the AllianceBernstein Municipal Income Fund II Portfolios' Class A shares, with the exception of the Massachusetts Portfolio, outperformed the benchmark, the LB Municipal Index, which represents the municipal market and posted a positive return of 0.98%. For the 12-month period, all of the Portfolio's Class A shares outperformed the benchmark.

A description of each Portfolio's relative performance versus the benchmark for the six-month reporting period ended March 31, 2006 follows.

Arizona Portfolio-The Arizona Portfolio's stronger relative performance was largely the result of security selection in the hospital and special tax sectors.

Florida Portfolio-The Florida Portfolio's stronger relative performance was largely the result of security selection in the special tax, housing and insured sectors. The Portfolio's relative weight in the housing sector also contributed to positive relative performance.

Massachusetts Portfolio-The Massachusetts Portfolio's relative underperformance compared to the benchmark was largely the result of security selection in the transportation and general obligation sectors. The Portfolio's relative weight in the airport, general obligation, hospital and housing sectors contributed positively to performance.

Michigan Portfolio-The Michigan Portfolio's stronger relative performance was largely the result of security selection in the special tax and pre-refunded sectors. The Portfolio's relative weight in the hospital and housing sectors also contributed positively to performance. Security selection in the power sector detracted from the Portfolio's performance.

Minnesota Portfolio-The Minnesota Portfolio's stronger relative performance was largely the result of its relative weight in the housing and pre-refunded sectors. Security selection


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 1


in the housing sector also contributed to positive relative performance. Security selection in the insured sector detracted from the Portfolio's performance.

New Jersey Portfolio-The New Jersey Portfolio's stronger relative performance was largely the result of security selection in the special tax sector. The Portfolio's relative weight in the pre-refunded and hospital sectors also contributed to positive relative performance.

Ohio Portfolio-The Ohio Portfolio's stronger relative performance was largely the result of its relative weight in the industrial revenue bond, housing and pre-refunded sectors. The Portfolio benefited from security selection in the general obligation and insured sectors. Security selection in the industrial revenue bond sector detracted from the Portfolio's performance.

Pennsylvania Portfolio-The Pennsylvania Portfolio's stronger relative performance was largely the result of its relative weight in the pre-refunded, hospital and housing sectors. The Portfolio benefited from security selection in the insured and pre-refunded sectors. Security selection in the housing sector detracted from the Portfolio's performance.

Virginia Portfolio-The Virginia Portfolio's stronger relative performance was largely the result of security selection in the pre-refunded, education and special tax sectors. The Portfolio's relative weight in the housing sector also contributed to positive relative performance.

Market Review and Investment Strategy

Since March 2005, the U.S. Federal Reserve (the "Fed") has raised the target for the Federal Funds rate from 2.75% to 4.75%; 0.75% of that increase was since September 2005. In response to the Fed's action, the yields for most maturities of domestic bonds increased. Municipal bond yields in general rose, but less than U.S. Treasury bonds increased. For example, over the six-month period ended March 31, 2006, 10-year and 30-year municipal bond yields increased 0.26% and 0.04%, respectively. Over the same time period, 10-year and 30-year U.S. Treasury bond yields rose 0.52% and 0.38%, respectively. The outperformance for municipal bonds largely resulted from relatively light supply-the amount of bonds issued in the first quarter of 2006 was down 29% from the first quarter of 2005. Municipal bond prices have also been supported by ongoing demand from a diverse set of investors. These investors include traditional buyers such as U.S. individuals, as well as relatively newer municipal market participants, such as hedge funds and other institutional leveraged investors. The municipal market showed similar relative performance over the 12-month period ended March 31, 2005. For this 12-month period, despite 10-year U.S. Treasury


2 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


yields increasing 0.38% and 30-year U.S. Treasury yields increasing 0.17%, 10-year municipal yields only rose 0.15%, and 30-year municipal yields actually declined 0.10%.

The market for lower-credit quality, or high-yield, municipal bonds continues to post even stronger returns than the general municipal market. The LB High Yield Municipal Index returned 4.68% over six-month period ended March 31, 2006 and 9.12% over the 12-month period ended March 31, 2006. This compares to 0.98% and 3.81% for the same periods for the LB Municipal Index, which represents the overall general market for investment grade municipal bonds. The strong performance for lower-credit quality municipal bonds was in part due to the relatively favorable credit environment, but of more importance, due to the continued, very strong demand for higher yielding bonds. According to AMG Data, a provider of mutual fund money flow and holdings data, new money into high yield municipal bond mutual funds accounted for 40% of the flow in municipal bond mutual funds in the first quarter of 2006. By comparison, high-yield bonds represent only approximately 4% of the municipal market.

For most of the past year, the Portfolios' Municipal Bond Investment Team (the "team") has followed a similar strategy. Given that interest rates are still relatively low compared to the level of inflation, the team continues to maintain less interest rate exposure than that of the Portfolios' benchmark. Also, because high-yield municipals have displayed such strong performance, the team has reduced the Portfolios' exposure to such holdings and further diversified the Portfolios' remaining holdings. Recently, as market conditions allow, the team has also been selling longer-maturity holdings and replacing them with bonds with shorter maturities. In the team's view, these shorter-maturity holdings should outperform longer-maturity bonds if rates rise and the difference between long and short yields increases.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 3


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolios to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The individual state municipal portfolios are non-diversified and are subject to geographic risk based on their narrow investment objectives. The Portfolios may invest in high yield bonds (i.e., "junk bonds") which involves a greater risk of default and price volatility than other bonds. Investing in non-investment grade presents special risks, including credit risk. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios' prospectus.


(Historical Performance continued on next page)


4 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


HISTORICAL PERFORMANCE
(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS
PERIODS ENDED MARCH 31, 2006
                                                              Returns
                                                     --------------------------
                                                       6 Months      12 Months
-------------------------------------------------------------------------------
Arizona Portfolio
   Class A                                              1.08%          4.03%
-------------------------------------------------------------------------------
   Class B                                              0.73%          3.34%
-------------------------------------------------------------------------------
   Class C                                              0.73%          3.33%
-------------------------------------------------------------------------------
LB Municipal Index                                      0.98%          3.81%
-------------------------------------------------------------------------------

                                                              Returns
                                                     --------------------------
                                                       6 Months      12 Months
-------------------------------------------------------------------------------
Florida Portfolio
   Class A                                              1.37%          4.38%
-------------------------------------------------------------------------------
   Class B                                              1.02%          3.77%
-------------------------------------------------------------------------------
   Class C                                              1.02%          3.75%
-------------------------------------------------------------------------------
LB Municipal Index                                      0.98%          3.81%
-------------------------------------------------------------------------------

                                                              Returns
                                                     --------------------------
                                                       6 Months      12 Months
-------------------------------------------------------------------------------
Massachusetts Portfolio
   Class A                                              0.91%          4.02%
-------------------------------------------------------------------------------
   Class B                                              0.57%          3.33%
-------------------------------------------------------------------------------
   Class C                                              0.57%          3.31%
-------------------------------------------------------------------------------
LB Municipal Index                                      0.98%          3.81%
-------------------------------------------------------------------------------


See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 5


HISTORICAL PERFORMANCE
(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS
PERIODS ENDED MARCH 31, 2006

                                                              Returns
                                                     --------------------------
                                                       6 Months      12 Months
-------------------------------------------------------------------------------
Michigan Portfolio
   Class A                                              1.26%          4.43%
-------------------------------------------------------------------------------
   Class B                                              0.91%          3.63%
-------------------------------------------------------------------------------
   Class C                                              0.82%          3.61%
-------------------------------------------------------------------------------
LB Municipal Index                                      0.98%          3.81%
-------------------------------------------------------------------------------

                                                              Returns
                                                     --------------------------
                                                       6 Months      12 Months
-------------------------------------------------------------------------------
Minnesota Portfolio
   Class A                                              1.20%          3.92%
-------------------------------------------------------------------------------
   Class B                                              0.84%          3.29%
-------------------------------------------------------------------------------
   Class C                                              0.84%          3.19%
-------------------------------------------------------------------------------
LB Municipal Index                                      0.98%          3.81%
-------------------------------------------------------------------------------

                                                              Returns
                                                     --------------------------
                                                       6 Months      12 Months
-------------------------------------------------------------------------------
New Jersey Portfolio
   Class A                                              1.24%          4.05%
-------------------------------------------------------------------------------
   Class B                                              0.88%          3.21%
-------------------------------------------------------------------------------
   Class C                                              0.89%          3.22%
-------------------------------------------------------------------------------
LB Municipal Index                                      0.98%          3.81%
-------------------------------------------------------------------------------


See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


6 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


HISTORICAL PERFORMANCE
(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS
PERIODS ENDED MARCH 31, 2006

                                                              Returns
                                                     --------------------------
                                                       6 Months      12 Months
-------------------------------------------------------------------------------
Ohio Portfolio
   Class A                                              1.07%          3.91%
-------------------------------------------------------------------------------
   Class B                                              0.72%          3.09%
-------------------------------------------------------------------------------
   Class C                                              0.72%          3.09%
-------------------------------------------------------------------------------
LB Municipal Index                                      0.98%          3.81%
-------------------------------------------------------------------------------

                                                              Returns
                                                     --------------------------
                                                       6 Months      12 Months
-------------------------------------------------------------------------------
Pennsylvania Portfolio
   Class A                                              1.17%          4.28%
-------------------------------------------------------------------------------
   Class B                                              0.81%          3.55%
-------------------------------------------------------------------------------
   Class C                                              0.81%          3.56%
-------------------------------------------------------------------------------
LB Municipal Index                                      0.98%          3.81%
-------------------------------------------------------------------------------

                                                              Returns
                                                     --------------------------
                                                       6 Months      12 Months
-------------------------------------------------------------------------------
Virginia Portfolio
   Class A                                              1.54%          4.60%
-------------------------------------------------------------------------------
   Class B                                              1.19%          3.85%
-------------------------------------------------------------------------------
   Class C                                              1.28%          3.90%
-------------------------------------------------------------------------------
LB Municipal Index                                      0.98%          3.81%
-------------------------------------------------------------------------------


See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 7


ARIZONA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          4.03%             -0.42%
5 Years                         5.27%              4.37%
10 Years                        6.19%              5.73%
SEC Yield*                      3.57%
Taxable Equivalent Yield**      5.78%

Class B Shares
1 Year                          3.34%              0.34%
5 Years                         4.56%              4.56%
10 Years(a)                     5.75%              5.75%
SEC Yield*                      3.04%
Taxable Equivalent Yield**      4.93%

Class C Shares
1 Year                          3.33%              2.33%
5 Years                         4.56%              4.56%
10 Years                        5.46%              5.46%
SEC Yield*                      3.04%
Taxable Equivalent Yield**      4.93%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
--------------------------------------------------------------
Class A Shares
1 Year                                            -0.42%
5 Years                                            4.37%
10 Years                                           5.73%

Class B Shares
1 Year                                             0.34%
5 Years                                            4.56%
10 Years(a)                                        5.75%

Class C Shares
1 Year                                             2.33%
5 Years                                            4.56%
10 Years                                           5.46%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2006.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


8 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


FLORIDA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          4.38%             -0.03%
5 Years                         5.29%              4.38%
10 Years                        5.91%              5.44%
SEC Yield*                      3.80%
Taxable Equivalent Yield**      5.85%

Class B Shares
1 Year                          3.77%              0.77%
5 Years                         4.58%              4.58%
10 Years(a)                     5.45%              5.45%
SEC Yield*                      3.26%
Taxable Equivalent Yield**      5.02%

Class C Shares
1 Year                          3.75%              2.75%
5 Years                         4.58%              4.58%
10 Years                        5.16%              5.16%
SEC Yield*                      3.26%
Taxable Equivalent Yield**      5.02%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
--------------------------------------------------------------
Class A Shares
1 Year                                            -0.03%
5 Years                                            4.38%
10 Years                                           5.44%

Class B Shares
1 Year                                             0.77%
5 Years                                            4.58%
10 Years(a)                                        5.45%

Class C Shares
1 Year                                             2.75%
5 Years                                            4.58%
10 Years                                           5.16%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2006.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 9


MASSACHUSETTS PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          4.02%             -0.38%
5 Years                         4.69%              3.77%
10 Years                        6.06%              5.60%
SEC Yield*                      3.41%
Taxable Equivalent Yield**      5.54%

Class B Shares
1 Year                          3.33%              0.33%
5 Years                         3.98%              3.98%
10 Years(a)                     5.64%              5.64%
SEC Yield*                      2.87%
Taxable Equivalent Yield**      4.66%

Class C Shares
1 Year                          3.31%              2.32%
5 Years                         3.98%              3.98%
10 Years                        5.35%              5.35%
SEC Yield*                      2.86%
Taxable Equivalent Yield**      4.65%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
--------------------------------------------------------------
Class A Shares
1 Year                                            -0.38%
5 Years                                            3.77%
10 Years                                           5.60%

Class B Shares
1 Year                                             0.33%
5 Years                                            3.98%
10 Years(a)                                        5.64%

Class C Shares
1 Year                                             2.32%
5 Years                                            3.98%
10 Years                                           5.35%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2006.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


10 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


MICHIGAN PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          4.43%             -0.03%
5 Years                         5.49%              4.58%
10 Years                        6.36%              5.90%
SEC Yield*                      3.26%
Taxable Equivalent Yield**      5.22%

Class B Shares
1 Year                          3.63%              0.63%
5 Years                         4.75%              4.75%
10 Years(a)                     5.92%              5.92%
SEC Yield*                      2.70%
Taxable Equivalent Yield**      4.32%

Class C Shares
1 Year                          3.61%              2.61%
5 Years                         4.75%              4.75%
10 Years                        5.62%              5.62%
SEC Yield*                      2.71%
Taxable Equivalent Yield**      4.34%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
--------------------------------------------------------------
Class A Shares
1 Year                                            -0.03%
5 Years                                            4.58%
10 Years                                           5.90%

Class B Shares
1 Year                                             0.63%
5 Years                                            4.75%
10 Years(a)                                        5.92%

Class C Shares
1 Year                                             2.61%
5 Years                                            4.75%
10 Years                                           5.62%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2006.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 11


MINNESOTA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          3.92%             -0.50%
5 Years                         4.80%              3.88%
10 Years                        5.85%              5.39%
SEC Yield*                      3.58%
Taxable Equivalent Yield**      5.98%

Class B Shares
1 Year                          3.29%              0.30%
5 Years                         4.08%              4.08%
10 Years(a)                     5.40%              5.40%
SEC Yield*                      3.04%
Taxable Equivalent Yield**      5.08%

Class C Shares
1 Year                          3.19%              2.19%
5 Years                         4.09%              4.09%
10 Years                        5.11%              5.11%
SEC Yield*                      3.04%
Taxable Equivalent Yield**      5.08%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
--------------------------------------------------------------
Class A Shares
1 Year                                            -0.50%
5 Years                                            3.88%
10 Years                                           5.39%

Class B Shares
1 Year                                             0.30%
5 Years                                            4.08%
10 Years(a)                                        5.40%

Class C Shares
1 Year                                             2.19%
5 Years                                            4.09%
10 Years                                           5.11%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2006.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


12 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


NEW JERSEY PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          4.05%             -0.41%
5 Years                         3.90%              3.01%
10 Years                        5.29%              4.83%
SEC Yield*                      3.57%
Taxable Equivalent Yield**      6.03%

Class B Shares
1 Year                          3.21%              0.22%
5 Years                         3.17%              3.17%
10 Years(a)                     4.83%              4.83%
SEC Yield*                      3.03%
Taxable Equivalent Yield**      5.12%

Class C Shares
1 Year                          3.22%              2.23%
5 Years                         3.17%              3.17%
10 Years                        4.54%              4.54%
SEC Yield*                      3.02%
Taxable Equivalent Yield**      5.10%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
--------------------------------------------------------------
Class A Shares
1 Year                                            -0.41%
5 Years                                            3.01%
10 Years                                           4.83%

Class B Shares
1 Year                                             0.22%
5 Years                                            3.17%
10 Years(a)                                        4.83%

Class C Shares
1 Year                                             2.23%
5 Years                                            3.17%
10 Years                                           4.54%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2006.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 13


OHIO PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          3.91%             -0.53%
5 Years                         4.66%              3.75%
10 Years                        5.61%              5.15%
SEC Yield*                      3.52%
Taxable Equivalent Yield**      5.83%

Class B Shares
1 Year                          3.09%              0.10%
5 Years                         3.92%              3.92%
10 Years(a)                     5.16%              5.16%
SEC Yield*                      2.98%
Taxable Equivalent Yield**      4.94%

Class C Shares
1 Year                          3.09%              2.09%
5 Years                         3.90%              3.90%
10 Years                        4.87%              4.87%
SEC Yield*                      2.98%
Taxable Equivalent Yield**      4.94%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
--------------------------------------------------------------
Class A Shares
1 Year                                            -0.53%
5 Years                                            3.75%
10 Years                                           5.15%

Class B Shares
1 Year                                             0.10%
5 Years                                            3.92%
10 Years(a)                                        5.16%

Class C Shares
1 Year                                             2.09%
5 Years                                            3.90%
10 Years                                           4.87%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2006.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


14 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


PENNSYLVANIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          4.28%             -0.12%
5 Years                         5.21%              4.31%
10 Years                        5.88%              5.42%
SEC Yield*                      3.57%
Taxable Equivalent Yield**      5.67%

Class B Shares
1 Year                          3.55%              0.55%
5 Years                         4.48%              4.48%
10 Years(a)                     5.42%              5.42%
SEC Yield*                      3.03%
Taxable Equivalent Yield**      4.81%

Class C Shares
1 Year                          3.56%              2.56%
5 Years                         4.49%              4.49%
10 Years                        5.13%              5.13%
SEC Yield*                      3.03%
Taxable Equivalent Yield**      4.81%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
--------------------------------------------------------------
Class A Shares
1 Year                                            -0.12%
5 Years                                            4.31%
10 Years                                           5.42%

Class B Shares
1 Year                                             0.55%
5 Years                                            4.48%
10 Years(a)                                        5.42%

Class C Shares
1 Year                                             2.56%
5 Years                                            4.49%
10 Years                                           5.13%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2006.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 15


VIRGINIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          4.60%              0.12%
5 Years                         5.32%              4.40%
10 Years                        6.12%              5.66%
SEC Yield*                      3.52%
Taxable Equivalent Yield**      5.75%

Class B Shares
1 Year                          3.85%              0.85%
5 Years                         4.58%              4.58%
10 Years(a)                     5.69%              5.69%
SEC Yield*                      2.98%
Taxable Equivalent Yield**      4.86%

Class C Shares
1 Year                          3.90%              2.90%
5 Years                         4.61%              4.61%
10 Years                        5.40%              5.40%
SEC Yield*                      2.98%
Taxable Equivalent Yield**      4.86%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
--------------------------------------------------------------
Class A Shares
1 Year                                             0.12%
5 Years                                            4.40%
10 Years                                           5.66%

Class B Shares
1 Year                                             0.85%
5 Years                                            4.58%
10 Years(a)                                        5.69%

Class C Shares
1 Year                                             2.90%
5 Years                                            4.61%
10 Years                                           5.40%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2006.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.


16 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Arizona Portfolio

                     Beginning           Ending
                   Account Value      Account Value     Expenses Paid       Annualized
                  October 1, 2005    March 31, 2006     During Period*    Expense Ratio*
------------------------------------------------------------------------------------------
Class A
Actual                 $1,000           $1,010.79           $3.91              0.78%
Hypothetical **        $1,000           $1,021.04           $3.93              0.78%
------------------------------------------------------------------------------------------
Class B
Actual                 $1,000           $1,007.32           $7.41              1.48%
Hypothetical **        $1,000           $1,017.55           $7.44              1.48%
------------------------------------------------------------------------------------------
Class C
Actual                 $1,000           $1,007.32           $7.41              1.48%
Hypothetical **        $1,000           $1,017.55           $7.44              1.48%
------------------------------------------------------------------------------------------




(Fund Expenses continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 17


FUND EXPENSES
(continued from previous page)

Florida Portfolio

                     Beginning            Ending
                   Account Value      Account Value     Expenses Paid        Annualized
                  October 1, 2005    March 31, 2006     During Period*     Expense Ratio*
------------------------------------------------------------------------------------------
Class A
Actual                 $1,000           $1,013.71           $3.92              0.78%
Hypothetical **        $1,000           $1,021.04           $3.93              0.78%
------------------------------------------------------------------------------------------
Class B
Actual                 $1,000           $1,010.18           $7.42              1.48%
Hypothetical **        $1,000           $1,017.55           $7.44              1.48%
------------------------------------------------------------------------------------------
Class C
Actual                 $1,000           $1,010.15           $7.42              1.48%
Hypothetical **        $1,000           $1,017.55           $7.44              1.48%
------------------------------------------------------------------------------------------


Massachusetts Portfolio
                     Beginning           Ending
                   Account Value      Account Value    Expenses Paid        Annualized
                  October 1, 2005    March 31, 2006    During Period*     Expense Ratio*
------------------------------------------------------------------------------------------
Class A
Actual                 $1,000           $1,009.13           $4.11              0.82%
Hypothetical **        $1,000           $1,020.84           $4.13              0.82%
------------------------------------------------------------------------------------------
Class B
Actual                 $1,000           $1,005.72           $7.60              1.52%
Hypothetical **        $1,000           $1,017.35           $7.64              1.52%
------------------------------------------------------------------------------------------
Class C
Actual                 $1,000           $1,005.69           $7.60              1.52%
Hypothetical **        $1,000           $1,017.35           $7.64              1.52%
------------------------------------------------------------------------------------------


Michigan Portfolio
                      Beginning          Ending
                   Account Value     Account Value      Expenses Paid        Annualized
                  October 1, 2005    March 31, 2006     During Period*     Expense Ratio*
------------------------------------------------------------------------------------------
Class A
Actual                 $1,000           $1,012.60           $4.87              0.97%
Hypothetical **        $1,000           $1,020.09           $4.89              0.97%
------------------------------------------------------------------------------------------
Class B
Actual                 $1,000           $1,009.11           $8.42              1.68%
Hypothetical **        $1,000           $1,016.55           $8.45              1.68%
------------------------------------------------------------------------------------------
Class C
Actual                 $1,000           $1,008.18           $8.41              1.68%
Hypothetical **        $1,000           $1,016.55           $8.45              1.68%
------------------------------------------------------------------------------------------


(Fund Expenses continued on next page)


18 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


FUND EXPENSES
(continued from previous page)


Minnesota Portfolio

                      Beginning           Ending
                    Account Value      Account Value     Expenses Paid      Annualized
                   October 1, 2005    March 31, 2006    During Period*    Expense Ratio*
------------------------------------------------------------------------------------------
Class A
Actual                 $1,000           $1,011.95           $4.51              0.90%
Hypothetical **        $1,000           $1,020.44           $4.53              0.90%
------------------------------------------------------------------------------------------
Class B
Actual                 $1,000           $1,008.40           $8.01              1.60%
Hypothetical **        $1,000           $1,016.95           $8.05              1.60%
------------------------------------------------------------------------------------------
Class C
Actual                 $1,000           $1,008.40           $8.01              1.60%
Hypothetical **        $1,000           $1,016.95           $8.05              1.60%
------------------------------------------------------------------------------------------


New Jersey Portfolio
                      Beginning           Ending
                    Account Value     Account Value    Expenses Paid        Annualized
                  October 1, 2005    March 31, 2006    During Period*     Expense Ratio*
------------------------------------------------------------------------------------------
Class A
Actual                 $1,000           $1,012.39           $4.36              0.87%
Hypothetical **        $1,000           $1,020.59           $4.38              0.87%
------------------------------------------------------------------------------------------
Class B
Actual                 $1,000           $1,008.84           $7.86              1.57%
Hypothetical **        $1,000           $1,017.10           $7.90              1.57%
------------------------------------------------------------------------------------------
Class C
Actual                 $1,000           $1,008.89           $7.86              1.57%
Hypothetical **        $1,000           $1,017.10           $7.90              1.57%
------------------------------------------------------------------------------------------


Ohio Portfolio
                     Beginning           Ending
                   Account Value     Account Value     Expenses Paid        Annualized
                  October 1, 2005    March 31, 2006    During Period*      Expense Ratio*
------------------------------------------------------------------------------------------
Class A
Actual                 $1,000           $1,010.68           $4.26              0.85%
Hypothetical **        $1,000           $1,020.69           $4.28              0.85%
------------------------------------------------------------------------------------------
Class B
Actual                 $1,000           $1,007.18           $7.76              1.55%
Hypothetical **        $1,000           $1,017.20           $7.80              1.55%
------------------------------------------------------------------------------------------
Class C
Actual                 $1,000           $1,007.20           $7.76              1.55%
Hypothetical **        $1,000           $1,017.20           $7.80              1.55%
------------------------------------------------------------------------------------------


(Fund Expenses continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 19


FUND EXPENSES
(continued from previous page)

Pennsylvania Portfolio

                      Beginning          Ending
                   Account Value     Account Value     Expenses Paid       Annualized
                  October 1, 2005    March 31, 2006    During Period*     Expense Ratio*
------------------------------------------------------------------------------------------
Class A
Actual                 $1,000           $1,011.70           $4.76              0.95%
Hypothetical **        $1,000           $1,020.19           $4.78              0.95%
------------------------------------------------------------------------------------------
Class B
Actual                 $1,000           $1,008.08           $8.26              1.65%
Hypothetical **        $1,000           $1,016.70           $8.30              1.65%
------------------------------------------------------------------------------------------
Class C
Actual                 $1,000           $1,008.14           $8.26              1.65%
Hypothetical **        $1,000           $1,016.70           $8.30              1.65%
------------------------------------------------------------------------------------------


Virginia Portfolio
                     Beginning            Ending
                   Account Value      Account Value    Expenses Paid       Annualized
                  October 1, 2005    March 31, 2006    During Period*     Expense Ratio*
------------------------------------------------------------------------------------------
Class A
Actual                 $1,000           $1,015.41           $3.62              0.72%
Hypothetical **        $1,000           $1,021.34           $3.63              0.72%
------------------------------------------------------------------------------------------
Class B
Actual                 $1,000           $1,011.89           $7.12              1.42%
Hypothetical **        $1,000           $1,017.85           $7.14              1.42%
------------------------------------------------------------------------------------------
Class C
Actual                 $1,000           $1,012.84           $7.13              1.42%
Hypothetical **        $1,000           $1,017.85           $7.14              1.42%
------------------------------------------------------------------------------------------


* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**  Assumes 5% return before expenses.


20 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


BOND RATING SUMMARY*
March 31, 2006 (unaudited)


ARIZONA PORTFOLIO
Quality Rating
[ ]  60.6%   AAA                         [PIE CHART OMITTED]
[ ]  10.4%   AA
[ ]   7.2%   A
[ ]  16.5%   BBB
[ ]   5.3%   BB


FLORIDA PORTFOLIO
Quality Rating
[ ]  59.5%   AAA                         [PIE CHART OMITTED]
[ ]  12.0%   AA
[ ]  10.5%   A
[ ]   7.6%   BBB
[ ]  10.4%   BB


MASSACHUSETTS PORTFOLIO
Quality Rating
[ ]  67.1%   AAA                         [PIE CHART OMITTED]
[ ]  15.5%   AA
[ ]   5.0%   A
[ ]   7.2%   BBB
[ ]   4.8%   BB
[ ]   0.4%   B


* All data are as of March 31, 2006. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 21


BOND RATING SUMMARY*
March 31, 2006 (unaudited)


MICHIGAN PORTFOLIO
Quality Rating
[ ]  59.4%   AAA                         [PIE CHART OMITTED]
[ ]  22.6%   AA
[ ]   4.1%   A
[ ]   5.5%   BBB
[ ]   8.4%   BB


MINNESOTA PORTFOLIO
Quality Rating
[ ]  55.5%   AAA                         [PIE CHART OMITTED]
[ ]  15.8%   AA
[ ]  19.2%   A
[ ]   5.8%   BBB
[ ]   3.7%   BB


NEW JERSEY PORTFOLIO
Quality Rating
[ ]  53.7%   AAA                         [PIE CHART OMITTED]
[ ]  19.4%   AA
[ ]  14.4%   A
[ ]   6.4%   BBB
[ ]   6.1%   BB


* All data are as of March 31, 2006. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


22 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


BOND RATING SUMMARY*
March 31, 2006 (unaudited)


OHIO PORTFOLIO
Quality Rating
[ ]  57.2%   AAA                         [PIE CHART OMITTED]
[ ]  12.3%   AA
[ ]  15.8%   A
[ ]   9.1%   BBB
[ ]   5.6%   BB


PENNSYLVANIA PORTFOLIO
Quality Rating
[ ]  56.3%   AAA                         [PIE CHART OMITTED]
[ ]  13.6%   AA
[ ]  12.3%   A
[ ]   7.5%   BBB
[ ]  10.0%   BB
[ ]   0.3%   B


VIRGINIA PORTFOLIO
Quality Rating
[ ]  51.2%   AAA                         [PIE CHART OMITTED]
[ ]  26.7%   AA
[ ]   7.6%   A
[ ]   5.1%   BBB
[ ]   9.4%   BB


* All data are as of March 31, 2006. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 23


ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-98.4%
Long-Term Municipal Bonds-93.3%
Arizona-83.0%
Arizona Cap Facs Fin Corp Student Hsg Rev
  (Arizona State University Proj) Ser 00
  6.25%, 9/01/32                                     $  2,000     $   2,060,420
Arizona Health Facs Auth Rev
  (Blood System, Inc.) Ser 04
  5.00%, 4/01/19                                          750           768,855
Arizona Sch Brd Fac Rev
  Ser 01
  5.00%, 7/01/19                                        6,730         7,136,223
Arizona State Trans Brd Hwy Rev
  Ser 04B
  5.00%, 7/01/24                                        4,300         4,515,817
Arizona State University COP
  (Research Infrastructure Projs)
  AMBAC Ser 05A
  5.00%, 9/01/23                                        2,000         2,087,540
Arizona Student Loan Auth
  (Student Loan Rev)
  Ser 99B-1 AMT
  5.90%, 5/01/24                                        1,500         1,581,885
Arizona Tourism & Sports Auth Tax Rev
  (Multipurpose Stadium Fac) MBIA Ser 03A
  5.00%, 7/01/25                                        2,400         2,497,344
Estrella Mtn Ranch Cmnty Fac Dist
  (Desert Village)
  7.375%, 7/01/27                                       1,833         1,966,937
  (Golf Village) Ser 01A
  7.875%, 7/01/25                                       3,531         3,839,221
Gilbert Wtr Res Municipal Ppty Corp
  (Wastewater Sys & Util Rev) Ser 04
  4.90%, 4/01/19                                        2,500         2,500,775
Glendale Indl Dev Auth
  (John C Lincoln Health) Ser 05B
  5.25%, 12/01/22                                       1,000         1,043,020
Glendale Indl Dev Auth Ed Fac
  (Midwestern University)
  Ser 01A
  5.875%, 5/15/31                                       3,770         4,035,936
  CONNIE LEE Ser 96A
  6.00%, 5/15/26                                          475           485,569
Goodyear Cmnty Fac Dist
  (Palm Valley) Ser 96C
  7.25%, 7/01/16                                        2,900         2,971,398


24 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Goodyear Indl Dev Auth Water & Sewer Rev
  (Litchfield Pk Svc Proj) Ser 99 AMT
  5.95%, 10/01/23                                    $  3,160     $   3,257,360
Greater Arizona Dev Auth Infrastructure Rev
  MBIA Ser 05A
  5.00%, 8/01/21                                        1,600         1,681,408
  MBIA Ser 05B
  5.00%, 8/01/25                                        4,320         4,502,779
Hassayampa Cmnty Fac Dist
  Ser 96
  7.75%, 7/01/21                                        2,775         2,856,974
Hassayampa Cmnty Fac Dist No. 2
  (Forest Ridge Estates) Ser 00
  7.50%, 7/01/24                                          805           873,618
Maricopa Cnty MFHR
  (Tierra Antigua Proj) AMBAC Ser 01A-1 AMT
  5.40%, 6/01/34                                        2,765         2,811,894
Maricopa Cnty SFMR
  (Mortgage Rev)
  GNMA/FNMA/FHLMC AMT
  Ser 00-1C
  6.25%, 12/01/30                                          60            60,662
  Ser 01
  5.63%, 3/01/33                                          940           963,368
  Ser 02-B1
  6.20%, 3/01/34                                          380           387,653
Mesa Cnty Indl Dev Auth Health Fac
  (Discovery Health Sys) MBIA Ser 99A
  5.75%, 1/01/25                                       15,000        16,156,200
Mesa Street & Highway Rev FSA
  Ser 05
  5.00%, 7/01/24                                        5,000         5,252,550
Mohave Cnty Indl Dev Auth MFHR
  (Chris & Silver Ridge) GNMA Ser 96
  6.375%, 11/01/31                                        295           304,470
Nogales Municipal Dev Auth
  AMBAC Ser 05
  5.00%, 6/01/27                                        1,000         1,033,330
Northern Arizona University COP
  (Northern Arizona University Research Projs)
  AMBAC Ser 04
  5.125%, 9/01/21-9/01/24                               7,140         7,606,603
Phoenix Civic Impt Corp Excise Tax Rev
  (Civic Plaza Exp Proj) Sub Ser 05A
  5.00%, 7/01/23                                       10,250        10,743,213
Phoenix Indl Dev Auth
  (Capitol Mall LLC Proj) AMBAC Ser 05
  5.00%, 9/15/25                                        5,935         6,170,382


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 25


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Phoenix Indl Dev Auth SFMR
  (Mortgage Rev) GNMA Ser 02A-1 AMT
  5.75%, 9/01/33                                     $    170     $     172,795
Phoenix Health Facs Auth Hosp Rev
  (Children's Hospital) Ser 02A
  6.00%, 2/15/32                                        5,700         6,006,204
Pima Cnty Indl Dev Auth Ed Rev
  (Horizon Cmnty Learning Ctr) Ser 05
  5.125%, 6/01/20                                       1,500         1,483,485
Pima Cnty Indl Dev Auth MFHR
  (La Hacienda) GNMA Ser 99
  7.00%, 12/20/31                                       1,290         1,382,209
Pima Cnty Indl Dev Auth SFMR
  (Mortgage Rev) GNMA/FNMA AMT
  Ser 99B-1
  6.10%, 5/01/31                                          145           145,902
  Ser 01A-1
  5.35%, 11/01/24                                         110           110,416
Pinal Cnty COP
  Ser 04
  5.00%, 12/01/24                                       3,780         3,867,734
Pinal Cnty Indl Dev Auth Correctional
  Facs Contract
  (Florence West Prison Proj) Ser 06A ACA
  5.25%, 10/01/22                                       1,400         1,462,006
Pinal Cnty Prop Corp
  AMBAC Ser 01
  5.125%, 6/01/21                                       1,000         1,051,320
Pronghorn Ranch Cmnty Fac Dist
  Ser 01
  7.00%, 7/15/27                                        2,000         2,081,120
Show Low Assessment Dist No. 6
  (Torreon) ACA Ser 00
  6.00%, 1/01/18                                          955         1,008,938
Show Low Indl Dev Auth Hosp Rev
  (Navapache Regl Med Ctr) RADIAN Ser 05
  5.00%, 12/01/25                                       1,415         1,459,756
Stoneridge Cmnty Fac Dist
  Ser 01
  6.75%, 7/15/26                                        1,650         1,824,900
Sundance Cmnty Fac Dist
  Ser 02
  7.75%, 7/01/22                                        2,575         2,812,466
Tax Exempt Municipal Infrastructure Trust
  Ser 04B Cl. A
  4.05%, 12/01/08(a)                                    4,470         4,338,403
Tempe Excise Tax Rev
  5.00%, 7/01/24                                        1,035         1,084,059
Tolleson Indl Dev Auth MFHR
  (Copper Cove) GNMA Ser 01A AMT
  5.50%, 11/20/41                                       5,825         5,960,839


26 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Tuscon & Pima Cnty Indl Dev Auth SFMA
  (Mtg Bkd Secs Prog) GNMA/FNMA/FHLMC
  Ser 01A-1 AMT
  6.35%, 1/01/34                                     $  1,205     $   1,220,219
Tucson & Pima Hsg Fin Auth SFMR
  (Mortgage Rev) GNMA
  Ser 02A AMT
  5.50%, 1/01/35                                          630           642,556
Tucson Airport Auth Rev
  AMBAC Ser 01 AMT
  5.35%, 6/01/31                                        6,475         6,704,215
Tucson COP
  MBIA Ser 04A
  5.00%, 7/01/23-7/01/24                                6,100         6,365,100
Tucson Higher Ed
  (University of Arizona) AMBAC Ser 02A
  5.00%, 7/15/32                                        1,000         1,029,220
University of Arizona COP
  (University of Arizona Projs) Ser 03B
  5.00%, 6/01/12                                        3,040         3,224,710
  5.25%, 6/01/14-6/01/15                                5,000         5,401,890
University Med Ctr Corp Hosp Rev
  5.00%, 7/01/35                                        3,500         3,504,865
West Campus Hsg LLC Student Hsg Rev
  (Arizona State University West Campus)
  AMBAC Ser 05
  5.00%, 7/01/30                                        1,500         1,557,225
Yavapai Cnty Hosp Rev
  (Regional Med Ctr)
  RADIAN Ser 03A
  5.25%, 8/01/21                                        4,000         4,159,800
                                                                  -------------
                                                                    172,215,756
                                                                  -------------
California-0.7%
California State GO
  5.00%, 2/01/33                                        1,405         1,435,924
                                                                  -------------
Florida-0.8%
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                        1,000         1,080,500
Fiddler's Creek Cmnty Dev Dist
  Ser 99B
  5.80%, 5/01/21                                          595           610,280
                                                                  -------------
                                                                      1,690,780
                                                                  -------------
Puerto Rico-7.9%
Puerto Rico Elec Pwr Auth Rev
  XLCA Ser 02-1
  5.25%, 7/01/22(b)                                     8,000         8,554,400


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 27


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Puerto Rico GO
  FGIC Ser 02A
  5.00%, 7/01/32                                     $  2,500     $   2,665,100
Puerto Rico Hwy & Trans Auth Rev
  FSA Ser 02D
  5.00%, 7/01/32                                        3,400         3,510,024
Puerto Rico Ind Fin Auth Health Fac
  (Ascension Health) Ser 00A
  6.125%, 11/15/30                                      1,500         1,651,425
                                                                  -------------
                                                                     16,380,949
                                                                  -------------
Texas-0.9%
Texas Turnpike Auth Rev
  AMBAC Ser 02A
  5.50%, 8/15/39                                        1,750         1,856,698
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $188,448,241)                                               193,580,107
                                                                  -------------
Short-Term Municipal Notes(c)-5.1%
Alaska-1.7%
Valdez Marine Term Rev
  (BP Pipelines, Inc. Proj) Ser 03B
  3.19%, 7/01/37                                        3,500         3,500,000
                                                                  -------------
Massachusetts-2.7%
Massachusetts State
  (Central Artery)
  Ser 00A
  3.18%, 12/01/30                                       4,000         4,000,000
  Ser 00B
  3.18%, 12/01/30                                       1,500         1,500,000
                                                                  -------------
                                                                      5,500,000
                                                                  -------------
New York-0.7%
Port Auth of NY & NJ Spl Oblig Rev
  (Versatile Structure Oblig)
  3.17%, 8/01/24                                        1,500         1,500,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $10,500,000)                                                 10,500,000
                                                                  -------------
Total Municipal Bonds & Notes
  (cost $198,948,241)                                               204,080,107
                                                                  -------------
SHORT TERM INVESTMENT-0.1%
Time Deposit-0.1%
The Bank of New York
  3.75%, 4/03/06
  (cost $253,000)                                         253           253,000
                                                                  -------------


28 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                                          Value
-------------------------------------------------------------------------------
Total Investments-98.5%
  (cost $199,201,241)                                             $ 204,333,107
Other assets less liabilities-1.5%                                    3,053,693
                                                                  -------------
Net Assets-100%                                                   $ 207,386,800
                                                                  =============


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                              Rate Type
                                                     --------------------------
                                                        Payment       Payment
                          Notional                        made       received        Unrealized
    Swap                   Amount      Termination       by the        by the       Appreciation/
Counterparty                (000)          Date        Portfolio     Portfolio     (Depreciation)
---------------------------------------------------------------------------------------------------
Citigroup, Inc.           $ 9,500        6/01/06          MMD+         3.820%        $ (178,880)
Citigroup, Inc.             1,900        6/22/07          BMA*         2.962%           (14,775)
Goldman Sachs & Co.         1,000        7/05/06          BMA*         3.283%               661
Goldman Sachs & Co.         1,000        1/05/07          BMA*         3.405%                51
JPMorgan Chase & Co.        1,800        4/05/07          BMA*         2.988%           (11,182)
Merrill Lynch               1,000        8/09/26          BMA*         4.063%            25,583
Morgan Stanley              1,000        4/06/06          BMA*         3.081%               124
Morgan Stanley              1,000       10/06/06          BMA*         3.217%              (475)

+  MMD (Municipal Market Data)

*  Variable interest based on the BMA (Bond Market Association)



ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 29


(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate market value of this security amounted to $4,338,403 or 2.1% of net assets.

(b) Represents entire or partial position segregated as collateral for interest rate swaps.

(c)  Variable rate coupon, rate shown as of March 31, 2006.

Glossary of Terms:

ACA        - American Capital Access
AMBAC      - American Municipal Bond Assurance Corporation
AMT        - Alternative Minimum Tax
CONNIE LEE - Connie Lee Insurance Company
COP        - Certificate of Participation
FGIC       - Financial Guaranty Insurance Company
FHLMC      - Federal Home Loan Mortgage Corporation
FNMA       - Federal National Mortgage Association
FSA        - Financial Security Assurance, Inc.
GNMA       - Government National Mortgage Association
GO         - General Obligation
MBIA       - Municipal Bond Investors Assurance
MFHR       - Multi-Family Housing Revenue
RADIAN     - Radian Group, Inc.
SFMR       - Single Family Mortgage Revenue
XLCA       - XL Capital Assurance, Inc.


See notes to financial statements.


30 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-98.5%
Long-Term Municipal Bonds-98.3%
Florida-93.7%
Beacon Tradeport Cmnty Dev Dist
  Ser 02B
  7.25%, 5/01/33                                     $    970     $   1,032,381
Bonnet Creek Resort Cmnty Dev Dist
  Ser 02
  7.25%, 5/01/18                                        2,000         2,170,620
Brevard Cnty Loc Opt Fuel Tax Rev
  FGIC Ser 05
  5.00%, 8/01/24-8/01/25                                5,320         5,541,553
Capital Trust Agy Arpt Fac
  (Cargo Acq Grp)
  Ser 02 AMT
  6.25%, 1/01/19                                          500           522,730
  Ser 03 AMT
  5.75%, 1/01/32                                        2,000         2,037,480
Concorde Estates Cmnty Dev Dist
  Ser 04B
  5.00%, 5/01/11                                        1,300         1,297,218
Crossings at Fleming Island Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        2,240         2,356,301
Dade Cnty Hsg Fin Auth MFHR
  (Golden Lakes Apts) Ser 97A AMT
  6.00%, 11/01/32                                         250           255,207
  6.05%, 11/01/39                                         750           766,830
Deltona Util Sys Rev
  MBIA Ser 03
  5.125%, 10/01/27                                      2,440         2,553,387
Escambia Cnty PCR
  (Champion Int'l Corp) Ser 96 AMT
  6.40%, 9/01/30                                        2,500         2,582,975
Florida Hsg Fin Agy MFHR
  (Turtle Creek Apts) AMBAC Ser 96C AMT
  6.20%, 5/01/36                                        3,245         3,312,172
Florida Hsg Fin Corp MFHR
  (Cobblestone Apts)
  GNMA Ser 00K-1 AMT
  6.10%, 6/01/42                                        7,765         8,193,473
  (Logans Pointe Apts) FSA Ser 99 AMT
  6.00%, 6/01/39                                        5,080         5,311,038
  (Mystic Pointe II) GNMA Ser 00 AMT
  6.30%, 12/01/41                                       1,165         1,235,564
  (Raintree Apts) GNMA Ser 00 AMT
  6.05%, 3/01/42(a)                                     5,790         6,045,281


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 31


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
  (Sabal Chase Apts) FSA Ser 00 AMT
  6.00%, 5/01/40                                     $  3,650     $   3,831,332
  (Spring Harbor Apts) Ser 99C-1 AMT
  5.90%, 8/01/39                                        2,540         2,608,834
  (Walker Ave Club) FSA Ser 00L-1 AMT
  6.00%, 12/01/38                                       3,435         3,559,965
  (Waverly Apts) FSA Ser 00C-1 AMT
  6.50%, 7/01/40                                        2,790         2,950,732
Florida State Brd of Ed Lottery Rev
  Ser 03A
  5.00%, 7/01/19                                        4,890         5,175,185
Florida State Brd of Ed GO
  MBIA Ser 02A
  5.00%, 6/01/32(b)                                     2,500         2,578,700
Florida State Correctional Privatization
  Comm COP
  AMBAC Ser 04B
  5.00%, 8/01/24                                        3,330         3,489,074
Gateway Cmnty Dev Dist
  (Sun City) Ser 03B
  5.50%, 5/01/10                                          490           492,852
Hamal Cmnty Dev Dist
  Ser 01
  6.65%, 5/01/21                                        1,100         1,144,869
Herons Glen Recreation Dis
  Ser 99
  5.90%, 5/01/19                                        2,680         2,740,246
Highlands Cnty Health Facs Auth
  (Adventist/Sunbelt Hosp) Ser 01A
  6.00%, 11/15/31                                       2,000         2,153,500
Hillsborough Cnty Rev
  (Tampa Bay Arena)
  5.00%, 10/01/25                                       3,000         3,131,280
Indian River Cnty Sch Brd COP
  Ser 05
  5.00%, 7/01/23                                        2,480         2,572,727
Indian Trace Dev Dist Spl Assessment
  (Water Management Spl Benefit)
  MBIA Ser 05
  5.00%, 5/01/22                                          680           717,264
Jacksonville Elec Auth
  AMBAC Ser 02B
  5.00%, 10/01/26                                       3,925         4,067,870
  MBIA Ser 02A
  5.50%, 10/01/41                                       5,000         5,088,050
  Ser 02A
  5.50%, 10/01/41                                       3,750         3,855,113
Jacksonville Excise Tax Rev
  Ser 06A
  5.00%, 10/01/30                                       5,200         5,390,840


32 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Lakeland Wtr & Wastewater Floater Rev
  Ser 04
  7.00%, 10/01/10(c)                                 $  5,000     $   5,527,100
Lee Cnty Arpt Rev
  (Southwest Int'l Arpt) FSA Ser 00A AMT
  6.00%, 10/01/32                                      13,500        14,625,494
Lee Cnty Trans Facs
  (Sanibel Brdgs & Causeway) CIFG Ser 05B
  5.00%, 10/01/30                                         700           730,086
Lee Cnty Health Facs Auth Rev
  (Shell Point) Ser 99A
  5.50%, 11/15/29                                       2,000         2,010,220
Manatee Cnty Hsg Fin Agy SFMR
  (Mortgage Rev) GNMA
  Ser 96-1 AMT
  5.625%, 11/01/14                                         40            40,858
  Ser 99 AMT
  6.25%, 11/01/28                                         470           473,182
Marshall Creek Cmnty Dev Dist
  Ser 02A
  6.625%, 5/01/32                                       1,000         1,048,050
Miami Beach Health Facs Auth Rev
  (Mt Sinai Med Ctr) Ser 01A
  6.80%, 11/15/31                                       1,600         1,764,016
Miami-Dade Cnty Hsg Fin Agy MFHR
  (Cntry Club Villas Apts) Ser 99A AMT
  6.20%, 10/01/39                                       5,145         5,354,762
  (Marbrisa Apts) FSA Ser 00-2A AMT
  6.15%, 8/01/38                                        1,515         1,603,279
Miami-Dade Cnty Hsg Fin Auth SFMR
  (Home Ownership Mortgage ) GNMA/FNMA
  Ser 00A-1 AMT
  6.00%, 10/01/32                                       1,030         1,041,886
Miromar Lakes Cmnty Dev Dist
  Ser 00A
  7.25%, 5/01/12                                        3,225         3,380,929
North Broward Hosp Dist Rev
  Ser 01
  Prerefunded
  6.00%, 1/15/31                                        1,500         1,650,540
  Unrefunded
  6.00%, 1/15/31                                          200           214,458
North Miami Health Facs Auth Rev
  (Catholic Health Svcs Oblig Grp)
  6.00%, 8/15/24                                        1,200         1,228,968
Northern Palm Beach Assessment Dist
  (Unit Dev 27B) Ser 02
  6.40%, 8/01/32                                        1,120         1,151,035
Northern Palm Beach Cnty Impt Dist
  (Mirasol Unit #43)
  6.10%, 8/01/21                                          690           714,164
  6.125%, 8/01/31                                       1,000         1,030,940


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 33


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Orange Cnty Hosp Rev
  (Orlando Regional) Ser 02
  5.75%, 12/01/32                                    $  1,320     $   1,461,860
Orange Cnty Hsg Fin Auth MFHR
  (Loma Vista Proj) Ser 99G AMT
  5.50%, 3/01/32                                        2,000         1,988,680
Orange Cnty Health Facs Auth Rev
  (Mayflower Retirement Proj)
  Asset Gty Ser 99
  5.25%, 6/01/29                                        1,060         1,095,139
Orlando Util Cmnty Wtr & Elec Rev
  Ser 02C
  5.00%, 10/01/27                                       7,000         7,250,810
Osceola Cnty Sch Brd COP
  FGIC Ser 04A
  5.00%, 6/01/23                                        2,955         3,081,297
Palm Beach Cnty Ind Dev Rev
  (Lourdes-McKeen Residence) Ser 96
  6.625%, 12/01/26                                      4,000         4,159,600
Palm Beach Cnty Pub Impt Rev
  (Biomedical Research Pk Proj) Ser 05A
  5.00%, 6/01/22                                        7,000         7,329,420
Preserve at Wilderness Lake
  Cmnty Dev Dist
  Ser 02A
  7.10%, 5/01/33                                        1,485         1,610,735
South Miami Health Facs Hosp Rev
  (Baptist Health)
  5.25%, 11/15/33                                       2,000         2,061,080
St. Johns Cmnty Dev Dist
  (Julington Creek Plantation) Ser 97
  7.125%, 5/01/19                                       7,725         8,161,540
St. Lucie Cnty Sch Brd COP
  FSA Ser 05
  5.00%, 7/01/29                                        6,730         6,955,926
Tallahassee Energy Sys Rev
  Ser 05
  5.00%, 10/01/23                                       4,570         4,795,301
Tallahassee Hosp Rev
  (Tallahassee Memorial) Ser 00
  6.375%, 12/01/30                                      2,750         2,903,945
Tampa Higher Ed
  (Tampa University Proj) RADIAN Ser 02
  5.625%, 4/01/32                                       3,175         3,401,949
Village Ctr Cmnty Dev Dist
  5.125%, 10/01/28                                      1,000         1,048,720
Volusia Cnty Ed Fac Auth
  (Embry Riddle Aero University) Ser 99A
  5.75%, 10/15/29                                       2,000         2,074,000


34 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Waterlefe Cmnty Dev Dist
  Ser 01
  6.95%, 5/01/31                                     $    710     $     753,104
West Palm Beach Cmnty Redev Agy
  (Northwood-Pleasant Cmnty Redev)
  5.00%, 3/01/25-3/01/29                                3,640         3,710,666
                                                                  -------------
                                                                    208,196,382
                                                                  -------------
California-1.3%
California State GO
  5.00%, 2/01/32                                        2,850         2,912,900
                                                                  -------------
Illinois-0.4%
Manhattan
  (No. 04-1-Brookstone Springs Proj) Ser 05
  5.875%, 3/01/28                                         775           752,548
                                                                  -------------
Minnesota-0.3%
St. Paul Hsg & Redev Auth Hosp Rev
  (Healtheast Proj) Ser 05
  6.00%, 11/15/25                                         500           540,875
                                                                  -------------
New Jersey-1.2%
Garden State Preservation Trust
  (Open Space & Farmland)
  FSA Ser 05A
  5.80%, 11/01/16                                       2,400         2,720,256
                                                                  -------------
Ohio-1.4%
Cleveland Cuyahoga Port Auth
  Ser 01
  7.35%, 12/01/31                                       3,000         3,136,650
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $210,332,835)                                               218,259,611
                                                                  -------------
Short-Term Municipal Note(d)-0.2%
Florida-0.2%
Jacksonville Health Facs Auth Hosp Rev
  Ser 03C
  3.14%, 8/15/33
  (cost $500,000)                                         500           500,000
                                                                  -------------
Total Investments-98.5%
  (cost $210,832,835)                                               218,759,611
Other assets less liabilities-1.5%                                    3,440,899
                                                                  -------------
Net Assets-100%                                                   $ 222,200,510
                                                                  =============


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 35


FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                           Value at
                      Number of               Expiration     Original      March 31,     Unrealized
      Type            Contracts    Position      Month        Value         2006        Depreciation
-----------------------------------------------------------------------------------------------------
U.S. Treasury Note                               June
  10 Yr Futures          77         Long         2006       $8,292,226    $8,192,078     $(100,148)


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                              Rate Type
                                                    ---------------------------
                                                       Payment        Payment
                          Notional                       made        received        Unrealized
    Swap                   Amount      Termination      by the        by the        Appreciation/
Counterparty                (000)          Date       Portfolio      Portfolio     (Depreciation)
---------------------------------------------------------------------------------------------------
Citigroup, Inc.           $ 2,200        6/22/07         BMA*          2.962%         $ (17,108)
Goldman Sachs & Co.         1,100        7/05/06         BMA*          3.283%               728
Goldman Sachs & Co.         1,100        1/05/07         BMA*          3.405%                57
JPMorgan Chase & Co.        2,000        4/05/07         BMA*          2.988%           (12,425)
Morgan Stanley              1,100        4/06/06         BMA*          3.081%               136
Morgan Stanley              1,100       10/06/06         BMA*          3.217%              (522)


*  Variable interest based on the BMA (Bond Market Association)

(a) Represents entire or partial position segregated as collateral for interest rate swap.

(b) Position, or portion thereof with an aggregate market value of $134,092, has been segregated to collateralize margin requirements for open futures contracts.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate market value of this security amounted to $5,527,100 or 2.5% of net assets.

(d)  Variable rate coupon, rate shown as of March 31, 2006.

Glossary of Terms:

AMBAC  - American Municipal Bond Assurance Corporation
AMT    - Alternative Minimum Tax
CIFG   - CIFG Assurance North America, Inc.
COP    - Certificate of Participation
FGIC   - Financial Guaranty Insurance Company
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance, Inc.
GNMA   - Government National Mortgage Association
GO     - General Obligation
MBIA   - Municipal Bond Investors Assurance
MFHR   - Multi-Family Housing Revenue
PCR    - Pollution Control Revenue
RADIAN - Radian Group, Inc.
SFMR   - Single Family Mortgage Revenue


See notes to financial statements.


36 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-98.9%
Long-Term Municipal Bonds-93.9%
Massachusetts-70.8%
Massachusetts Bay Trans Auth
  Ser 04A
  5.25%, 7/01/21(a)                                  $  2,000     $   2,176,800
Massachusetts Dev Fin Agy
  (Massachusetts Biomedical) Ser 00C
  6.25%, 8/01/20                                        3,000         3,258,210
  (Worcester Redev) Asset Gty Ser 99
  5.25%, 6/01/19                                        2,350         2,456,878
Massachusetts Ed Fac
  (Massachusetts College of Pharmacy)
  Ser 99B
  6.75%, 7/01/30                                        3,350         3,736,423
  (Suffolk University) Ser 99
  5.85%, 7/01/29                                        1,375         1,474,399
Massachusetts Ed Fin Auth
  (Educational Loan) MBIA Ser 00G AMT
  6.00%, 12/01/16                                       1,135         1,154,999
Massachusetts Health & Edl Fac Auth
  (Berkshire Healthcare) Asset Gty Ser 01E
  5.70%, 10/01/25                                       4,000         4,325,280
  (Cape Cod Healthcare) Asset Gty Ser 01C
  5.25%, 11/15/31                                       2,600         2,715,882
  (Covenant Med Ctr) Ser 02
  6.00%, 7/01/31                                        2,500         2,701,700
  (New England Med Ctr) FGIC Ser 02H
  5.00%, 5/15/25                                        2,000         2,070,100
  (Partners Healthcare Sys) Ser 01C
  5.75%, 7/01/32                                        4,000         4,318,760
  (University of Massachusetts Proj) MBIA Ser 02C
  5.25%, 10/01/31(b)                                    6,440         6,816,804
  (Winchester Hosp) Ser 00E
  6.75%, 7/01/30                                        4,500         5,012,235
Massachusetts Hsg Fin Agy MFHR
  (Harbor Point) AMBAC Ser 96A AMT
  6.40%, 12/01/15                                       4,880         4,988,678
  (Rental Mtg) AMT
  AMBAC Ser 95E
  6.00%, 7/01/41                                        4,125         4,366,601
  MBIA Ser 00H
  6.65%, 7/01/41                                        4,765         5,106,746
Massachusetts Ind Fin Agy MFHR
  (Heights Crossing) FHA Ser 95 AMT
  6.15%, 2/01/35                                        6,000         6,134,760


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 37


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Massachusetts Port Auth Spec Fac
  (Bosfuel Corp) MBIA Ser 97 AMT
  6.00%, 7/01/36                                     $  6,155     $   6,357,561
  (US Air Proj) MBIA Ser 96A AMT
  5.875%, 9/01/23                                       2,000         2,054,980
Massachusetts State Dev Fin Agy
  (Pharmacy & Allied Health) Ser 05D
  5.00%, 7/01/24                                        3,500         3,609,480
Massachusetts State GO
  Ser 02
  Prerefunded
  5.25%, 11/01/30                                       3,075         3,313,528
  Unrefunded
  5.25%, 11/01/30                                       1,925         2,074,322
Massachusetts State Health & Edl Facs Auth Rev
  (Lahey Clinic Med Ctr) FGIC Ser 05C
  5.00%, 8/15/22                                        5,000         5,216,200
Massachusetts State Sch Bldg Auth
  (Dedicated Sales Tax Rev) Ser 05A
  5.00%, 8/15/27                                        7,000         7,308,140
Massachusetts State Spl Oblig Rev
  (Cons Ln) Ser 05A
  5.00%, 6/01/23                                        1,500         1,581,015
Massachusetts State Wtr Pollutn Abatement
  (Pool Proj Bds) Ser 10
  5.00%, 8/01/24                                        5,000         5,224,600
                                                                  -------------
                                                                     99,555,081
                                                                  -------------
Arizona-3.3%
Goodyear Ind Dev Auth Wtr & Sewer Rev
  (Litchfield Pk Svc Proj) Ser 01 AMT
  6.75%, 10/01/31                                       2,160         2,327,357
Quailwood Meadows Cmnty Facs Dist
  6.125%, 7/15/29                                       1,000         1,001,890
Stoneridge Cmnty Fac Dist
  Ser 01
  6.75%, 7/15/26                                        1,265         1,399,090
                                                                  -------------
                                                                      4,728,337
                                                                  -------------
California-0.7%
California State GO
  5.25%, 11/01/25                                       1,000         1,056,840
                                                                  -------------
Colorado-0.4%
Murphy Creek Met Dist No. 3
  (Ref & Impt) Ser 06
  6.00%, 12/01/26                                         500           522,585
                                                                  -------------
Florida-1.3%
Crossings at Fleming Island
  Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        1,750         1,840,860
                                                                  -------------


38 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Georgia-0.4%
Atlanta Tax Allocation
  (Eastside Proj) Ser 05B
  5.60%, 1/01/30                                     $    500     $     511,020
                                                                  -------------
Illinois-0.6%
Bolingbrook Sales Tax Rev
  6.25%, 1/01/24                                          500           445,590
Plano Spl Svc Area No. 3 Spl Tax
  (Lakewood Springs Proj) Ser 05A
  5.95%, 3/01/28                                          395           390,647
                                                                  -------------
                                                                        836,237
                                                                  -------------
Nevada-1.4%
Clark Cnty Impt Dist No. 142
  Ser 03
  6.10%, 8/01/18                                        1,000         1,015,020
Henderson Loc Impt Dist
  Ser 03
  5.80%, 3/01/23                                          945           975,618
                                                                  -------------
                                                                      1,990,638
                                                                  -------------
New Jersey-2.0%
Garden State Preservation Trust
  (Open Space & Farmland) Ser 05A
  5.80%, 11/01/17                                       2,500         2,833,600
                                                                  -------------
Puerto Rico-13.0%
Puerto Rico Elec Pwr Auth Rev
  XLCA Ser 02-1
  5.25%, 7/01/22                                        6,400         6,843,520
Puerto Rico Hsg Fin Auth
  (Cap Fd Prog) HD LN
  5.00%, 12/01/20                                       1,740         1,801,422
Puerto Rico Comwlth Hwy & Trans Auth Rev
  FGIC Ser 03G
  5.25%, 7/01/14                                        4,410         4,758,963
  FGIC Subordinate Ser 03
  5.25%, 7/01/14                                        4,225         4,559,324
Puerto Rico Municipal Fin Agy
  Ser 05A
  5.25%, 8/01/23                                          275           289,047
                                                                  -------------
                                                                     18,252,276
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $126,628,505)                                               132,127,474
                                                                  -------------
Short-Term Municipal Notes(c)-5.0%
Alaska-0.4%
Valdez Marine Term Rev
  (BP Pipelines, Inc. Proj) Ser 01
  3.19%, 7/01/37                                          500           500,000
                                                                  -------------


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 39


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Massachusetts-4.6%
Massachusetts State Health & Edl Facs Auth Rev
  (Harvard University) Ser 99R
  2.92%, 11/01/49                                    $  6,500     $   6,500,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $7,000,000)                                                   7,000,000
                                                                  -------------
Total Investments-98.9%
  (cost $133,628,505)                                               139,127,474
Other assets less liabilities-1.1%                                    1,538,877
                                                                  -------------
Net Assets-100%                                                   $ 140,666,351
                                                                  =============


FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                           Value at
                     Number of                Expiration     Original      March 31,     Unrealized
       Type          Contracts     Position      Month        Value          2006       Depreciation
-----------------------------------------------------------------------------------------------------
U.S. Treasury Note                               June
  10 Yr Futures          31         Long         2006       $3,338,428     $3,298,109    $ (40,319)

INTEREST RATE SWAP CONTRACTS (see Note D)

                                                             Rate Type
                                                    ---------------------------
                                                       Payment        Payment
                          Notional                       made         received       Unrealized
    Swap                   Amount     Termination       by the         by the       Appreciation/
Counterparty               (000)          Date        Portfolio      Portfolio     (Depreciation)
---------------------------------------------------------------------------------------------------
Citigroup, Inc.           $ 5,000        5/30/06         MMD+           3.69%         $ (55,907)
Citigroup, Inc.             1,400        6/22/07         BMA*          2.962%           (10,887)
Goldman Sachs & Co.           700        7/05/06         BMA*          3.283%               463
Goldman Sachs & Co.           700        1/05/07         BMA*          3.405%                36
JPMorgan Chase & Co.        1,200        4/05/07         BMA*          2.988%            (7,455)
Morgan Stanley                700        4/06/06         BMA*          3.081%                86
Morgan Stanley                700       10/06/06         BMA*          3.217%              (332)

+  MMD (Municipal Market Data)

*  Variable interest based on the BMA (Bond Market Association)


40 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


(a) Position, or portion thereof with an aggregate market value of $65,304 has been segregated to collateralize margin requirements for open futures contracts.

(b) Represents entire or partial position segregated as collateral for interest rate swaps.

(c)  Variable rate coupon, rate shown as of March 31, 2006.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation
AMT   - Alternative Minimum Tax
FGIC  - Financial Guaranty Insurance Company
FHA   - Federal Housing Authority
GO    - General Obligation
MBIA  - Municipal Bond Investors Assurance
MFHR  - Multi-Family Housing Revenue
XLCA  - XL Capital Assurance, Inc.


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 41


MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-98.8%
Long-Term Municipal Bonds-94.1%
Michigan-76.4%
Allen Park Pub Sch Dist GO
  (Sch Bldg & Site) Ser 03
  5.00%, 5/01/13-5/01/22                             $ 15,510     $  16,333,079
Cedar Springs Pub Sch Dist
  Ser 03
  5.00%, 5/01/28                                        1,835         1,894,472
Charles Stewart Mott Cmnty College
  (Cmnty College Facs) MBIA
  5.00%, 5/01/21                                        1,675         1,760,978
Detroit GO
  Ser 04A-1
  5.25%, 4/01/22                                        6,930         7,318,357
Detroit Sch Brd
  (Sch Brd Loan Fund) FSA Ser 01A
  5.125%, 5/01/31                                       2,900         3,096,823
Detroit Tax Increment
  (Diamler/Chrysler Assembly Plant)
  Ser 98A
  5.50%, 5/01/21                                        1,640         1,530,514
Detroit Water Supply Sys
  FGIC Ser 01B
  5.50%, 7/01/33                                        3,550         3,793,317
Genesee County GO
  (Water Supply Sys) AMBAC Ser 04
  5.00%, 11/01/26                                       3,000         3,136,020
Kalamazoo Hosp Fin Auth
  (Borgess Med Ctr) FGIC Ser 94A
  7.01%, 6/01/11(a)                                     2,360         2,377,370
Kent Hosp Fin Auth Rev
  (Metropolitan Hosp Proj) Ser 05A
  5.75%, 7/01/25                                          210           222,478
Lansing Water & Elec Sys
  FSA Ser 03A
  5.00%, 7/01/25                                        2,200         2,287,846
Michigan Higher Ed Fac
  (Hope College) Ser 02A
  5.90%, 4/01/32                                        3,465         3,698,437
Michigan Higher Ed Student Loan Auth
  AMBAC Ser 17G AMT
  5.20%, 9/01/20                                        3,500         3,664,605
Michigan Hosp Fin Auth
  (Crittenton Hosp) Ser 02A
  5.625%, 3/01/27                                       1,250         1,322,738
  (Trinity Health) Ser 00A
  6.00%, 12/01/27                                       1,485         1,613,705


42 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Michigan Hosp Fin Auth Rev
  (Chelsea Cmnty Hosp Oblig)
  5.00%, 5/15/25                                     $    415     $     409,949
Michigan Hsg Dev Auth MFHR
  (Arbor Pointe) GNMA Ser 99
  5.40%, 6/20/40                                        1,810         1,840,209
  (Danbury Manor) FNMA Ser 02A AMT
  5.30%, 6/01/35(a)                                     2,490         2,540,049
  (Oakbrook Village Proj) GNMA Ser 00A AMT
  6.50%, 1/20/42                                        2,970         3,157,080
  (Rental Rev) AMBAC Ser 97A AMT
  6.10%, 10/01/33(b)                                    5,400         5,625,612
  (Rental Rev) GNMA Ser 02A AMT
  5.50%, 10/20/43                                       1,950         2,002,182
Michigan Municipal Bond Auth Rev
  (Clean Water State Revolving Fd)
  5.00%, 10/01/24                                       5,960         6,282,257
  (Sch Dist City Of Detroit) FSA
  5.00%, 6/01/20                                        2,000         2,097,200
Michigan State Hosp Fin Auth Rev
  (Marquette Gen Hosp Oblig Grp A)
  5.00%, 5/15/26                                          785           785,526
Michigan State
  (Trunk Line Fund) FSA
  Ser 01A
  5.25%, 11/01/30                                       4,000         4,263,880
Michigan Strategic Fund
  (Detroit Edison) XLCA Ser 02C AMT
  5.45%, 12/15/32                                       3,000         3,168,270
Michigan Strategic Fund Health Fac
  (Autumn Wood) GNMA Ser 02A
  5.20%, 12/20/22                                       3,000         3,134,220
  (Holland Home) Ser 98
  5.75%, 11/15/18-11/15/28                              2,000         2,120,780
Midland Cnty PCR
  (CMS Energy) Ser 00A AMT
  6.875%, 7/23/09                                         850           855,423
North Muskegon Sch Dist
  Ser 03
  5.25%, 5/01/28                                        1,500         1,624,065
Olivet Sch Brd Fund
  Ser 02
  5.125%, 5/01/28                                       1,065         1,143,160
Ovid Elsie Schs Brd Fund
  Ser 02
  5.00%, 5/01/25                                        2,650         2,825,404
Plymouth Edl Ctr Chrtr Sch Pub Sch Academy Rev
  Ser 05
  5.125%, 11/01/18                                      1,050         1,050,882


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 43


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Pontiac Tax Increment Fin Auth
  (Dev Area No. 3) Ser 02
  6.25%, 6/01/22                                     $  1,280     $   1,369,664
Romulus Tax Increment Fin Auth
  Ser 94
  6.75%, 11/01/19                                       1,585         1,613,879
Royal Oak Hosp Fin Auth
  (William Beaumont Hosp) MBIA Ser 01M
  5.25%, 11/15/35                                       3,200         3,300,096
Saginaw Hosp Fin Auth
  (Convenant Med Ctr) Ser 00F
  6.50%, 7/01/30                                        1,770         1,937,654
Southfield Michigan Libr Bldg Auth MBIA
  5.00%, 5/01/25                                        3,340         3,475,771
                                                                  -------------
                                                                    110,673,951
                                                                  -------------
California-1.6%
California Health Fac Fin Auth
  (Sutter Heath) Ser 00A
  6.25%, 8/15/35                                        1,100         1,213,839
California State GO
  5.25%, 11/01/25                                       1,000         1,056,840
                                                                  -------------
                                                                      2,270,679
                                                                  -------------
Florida-4.2%
Collier Cnty Cmnty Dist
  (Fiddlers Creek) Ser 96
  7.50%, 5/01/18                                        1,355         1,395,582
Crossings at Fleming Island Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        1,835         1,930,273
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                          985         1,064,293
Gateway Cmnty Dev Dist
  (Sun City) Ser 03B
  5.50%, 5/01/10                                          510           512,968
Northern Palm Beach Assessment Dist
  (Unit Dev 27B) Ser 02
  6.40%, 8/01/32                                          800           822,168
Waterlefe Cmnty Dev Dist
  Ser 01B
  6.25%, 5/01/10                                          385           386,209
                                                                  -------------
                                                                      6,111,493
                                                                  -------------
Illinois-1.0%
Antioch Village Spcl Svc Area
  (Clublands Proj) Ser 03
  6.625%, 3/01/33                                         500           520,730
  (Deercrest Proj) Ser 03
  6.625%, 3/01/33                                         500           520,730


44 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Plano Spl Svc Area No. 3 Spl Tax
  (Lakewood Springs Proj) Ser 05A
  5.95%, 3/01/28                                     $    395     $     390,647
                                                                  -------------
                                                                      1,432,107
                                                                  -------------
Puerto Rico-10.9%
Puerto Rico Elec Pwr Auth Rev
  XLCA Ser 02-1
  5.25%, 7/01/22                                        5,000         5,346,500
Puerto Rico Hsg Fin Corp SFMR
  (Mortgage Rev) AMT
  Ser 01B GNMA
  5.50%, 12/01/23                                       2,015         2,047,341
  (Mortgage Rev) Ser 01C AMT
  5.30%, 12/01/28                                       1,770         1,788,142
Puerto Rico Ind Fin Auth Health Fac
  (Ascension Health) Ser 00A
  6.125%, 11/15/30                                      3,000         3,302,850
Puerto Rico Municipal Fin Agy
  Ser 05A
  5.25%, 8/01/23                                          275           289,047
Puerto Rico Pub Fin Corp
  MBIA Ser 01A
  5.00%, 8/01/31                                        2,875         3,051,065
                                                                  -------------
                                                                     15,824,945
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $132,005,223)                                               136,313,175
                                                                  -------------
Short-Term Municipal Notes(c)-4.7%
Alaska-1.4%
Valdez Alaska Marine Term Rev
  (BP Pipelines Proj) Ser 03B
  3.19%, 7/01/37                                        2,000         2,000,000
                                                                  -------------
Michigan-2.6%
Caledonia Cmnty Schs GO
  MBIA Ser 05
  3.20%, 5/01/25                                        3,500         3,500,000
Michigan University Revs
  (Med Svc Plan) Ser 98A-1
  3.14%, 12/01/21                                         365           365,000
                                                                  -------------
                                                                      3,865,000
                                                                  -------------
Virginia-0.7%
Loudoun Cnty Indl Dev Auth Rev
  (Howard Hughes Med) Ser 03A
  3.17%, 2/15/38                                        1,000         1,000,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $6,865,000)                                                   6,865,000
                                                                  -------------


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 45


                                                                          Value
-------------------------------------------------------------------------------
Total Investments-98.8%
  (cost $138,870,223)                                             $ 143,178,175
Other assets less liabilities-1.2%                                    1,730,745
                                                                  -------------
Net Assets-100%                                                   $ 144,908,920
                                                                  =============


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                            Rate Type
                                                    ---------------------------
                                                       Payment        Payment
                          Notional                      made         received        Unrealized
    Swap                   Amount      Termination     by the         by the        Appreciation/
Counterparty                (000)          Date       Portfolio      Portfolio     (Depreciation)
---------------------------------------------------------------------------------------------------
Citigroup, Inc.           $ 1,400        6/22/07         BMA*          2.962%         $ (10,887)
Goldman Sachs & Co.           700        7/05/06         BMA*          3.283%               463
Goldman Sachs & Co.           700        1/05/07         BMA*          3.405%                36
JPMorgan Chase & Co.        1,300        4/05/07         BMA*          2.988%            (8,076)
Morgan Stanley                700        4/06/06         BMA*          3.081%                87
Morgan Stanley                700       10/06/06         BMA*          3.217%              (332)


*  Variable interest based on the BMA (Bond Market Association)

(a) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Represents entire or partial position segregated as collateral for interest rate swaps.

(c)  Variable rate coupon, rate not shown as of March 31, 2006.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation
AMT   - Alternative Minimum Tax
FGIC  - Financial Guaranty Insurance Company
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance, Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
MBIA  - Municipal Bond Investors Assurance
MFHR  - Multi-Family Housing Revenue
PCR   - Pollution Control Revenue
SFMR  - Single Family Mortgage Revenue
XLCA  - XL Capital Assurance, Inc.


See notes to financial statements.


46 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-98.8%
Long-Term Municipal Bonds-97.1%
Minnesota-97.1%
Bemidji Health Fac
  (North Country Health Svcs) RADIAN Ser 02
  5.00%, 9/01/31                                     $  1,500     $   1,527,900
Brooklyn Park MFHR
  (Brooks Landing) FNMA Ser 99A AMT
  5.50%, 7/01/19                                        1,355         1,397,100
Cass Lake Sch Dist FGIC
  5.00%, 2/01/26                                        1,760         1,832,072
Chaska Elec Rev
  (Generating Facs) Ser 05A
  5.25%, 10/01/25                                       1,000         1,058,990
Dakota Cnty MFHR
  (Grande Market Place Proj)
  GNMA Ser 02A AMT
  5.40%, 11/20/43                                       4,750         4,826,285
Farmington Indpt Sch Dist 192
  FSA Ser 05B
  5.00%, 2/01/24                                        3,875         4,066,347
Golden Valley Health Fac
  (Convenant Retirement Cmnty) Ser 99A
  5.50%, 12/01/29                                       1,000         1,025,730
Little Canada MFHR
  (Cedars Lakeside Apts) GNMA Ser 97A
  5.95%, 2/01/32                                        2,650         2,723,299
Minneapolis & St Paul Arpt Rev
  FGIC Ser 00B AMT
  6.00%, 1/01/21                                        3,455         3,702,378
  MBIA Ser 03A
  5.00%, 1/01/28                                        1,500         1,549,245
Minneapolis Common Bond Fund
  Ser 97-2 AMT
  6.20%, 6/01/17                                        1,485         1,521,605
  Ser 01G-3
  5.45%, 12/01/31                                       1,500         1,623,225
Minneapolis Health Care Sys Rev
  (Fairview Health Svcs) Ser 05D
  5.00%, 11/15/30                                       1,000         1,041,790
Minneapolis Hosp Rev
  (Allina Health Sys) Ser 02A
  5.75%, 11/15/32                                       1,500         1,595,535
Minneapolis MFHR
  (Bottineau Commons Proj) GNMA Ser 02 AMT
  5.45%, 4/20/43                                        2,000         2,064,480
  (Sumner Field) GNMA Ser 02 AMT
  5.60%, 11/20/43                                       2,505         2,560,386


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 47


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Minneapolis Pkg Assmt GO
  MBIA Ser 02
  5.25%, 12/01/26                                    $  2,000     $   2,154,400
Minnesota Agric & Eco Dev
  (Small Business Loan Proj) AMT
  Ser 96A
  6.75%, 8/01/16                                        1,450         1,486,641
  Ser 00C
  7.25%, 8/01/20                                        1,000         1,058,560
  Ser 00D
  7.25%, 8/01/20                                        1,000         1,058,560
Minnesota Agric & Eco Dev Health Fac
  (Benedictine Health Sys) MBIA Ser 99
  5.13%, 2/15/29(a)                                     4,000         4,120,160
  (Evangelical Lutheran Proj) Ser 02
  6.00%, 2/01/22-2/01/27                                2,880         3,100,122
Minnesota Agric & Eco Dev Brd Rev
  (Prerefunded-Health Care Sys) Ser 00A
  6.375%, 11/15/29                                      1,700         1,900,821
Minnesota Higher Ed Fac Auth
  (College Art & Design) Ser 00-5D
  6.75%, 5/01/26                                        1,000         1,076,660
  (Hamline University) Ser 99-5B
  6.00%, 10/01/29                                       1,250         1,310,738
  (St Catherine College)
  5.38%, 10/01/32                                       1,000         1,038,500
  (University St Thomas) Ser 04-5
  5.00%, 10/01/24                                       1,000         1,033,520
  5.25%, 10/01/34                                       1,000         1,044,540
Minnesota Hsg Fin Agy SFMR
  Ser 96F AMT
  6.30%, 1/01/28                                          770           782,882
  Ser 96G AMT
  6.25%, 7/01/26                                        1,095         1,113,155
  Ser 98H AMT
  6.05%, 7/01/31                                        2,085         2,131,516
Minnesota Municipal Pwr Agy Elec
  Ser 04A
  5.25%, 10/01/24                                         500           527,660
Minnesota Municipal Pwr Agy Elec Rev
  5.25%, 10/01/21                                       3,000         3,188,880
Minnetonka MFHR
  (Archer Heights Apts Proj)
  GNMA Ser 99A AMT
  5.30%, 1/20/27                                        1,620         1,657,568
Prior Lake Indpt Sch Dist No. 719
  (School Bldg) Ser 05B FSA
  5.00%, 2/01/23                                        3,350         3,520,448


48 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Seaway Port Auth Duluth
  Indl Dev Dock & Wharf
  (Cargill, Inc. Proj) Ser 04
  4.20%, 5/01/13                                     $  2,150     $   2,113,794
Shakopee Health Care Facs TBD
  (St Francis Regl Med Ctr) Ser 04
  5.10%, 9/01/25                                          600           614,388
Shoreview MFHR
  (Lexington Shores Proj)
  GNMA Ser 01A AMT
  5.55%, 8/20/42                                        1,445         1,471,689
St. Paul Recreational Facs Gross Rev
  (Highland National Proj)
  5.00%, 10/01/20-10/01/26                              1,750         1,832,910
St. Cloud Hosp Rev
  (Saint Cloud Hosp) FSA Ser 00A
  5.875%, 5/01/30                                       3,750         4,046,550
St. Paul Hsg & Redev Auth Hosp Rev
  (Healtheast Proj) Ser 05
  6.00%, 11/15/25                                         500           540,875
St. Paul MFHR
  (Burlington Apt-8) GNMA
  5.35%, 5/01/31                                        1,550         1,550,325
St. Paul Pkg Auth Rev
  (Block 19 Ramp) FSA Ser 02A
  5.35%, 8/01/29                                        3,075         3,265,558
St. Paul Port Auth Lease Rev
  (Cedar Street Office Building) Ser 03
  5.00%, 12/01/23                                       1,000         1,037,920
  Ser 02
  5.25%, 12/01/27                                       1,725         1,807,679
Waconia Health Care Fac Rev
  (Ridgeview Med Ctr) RADIAN Ser 99A
  6.125%, 1/01/29                                       3,415         3,660,778
Western Power Agy
  MBIA Ser 03A
  5.00%, 1/01/26-1/01/30                                3,100         3,212,580
White Bear Lake MFHR
  (Renova Partners Proj)
  FNMA Ser 01 AMT
  5.60%, 10/01/30                                       1,000         1,027,530
Willmar Hosp Rev
  (Rice Mem Hosp Proj) FSA Ser 02
  5.00%, 2/01/32                                        2,000         2,066,360
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $92,120,277)                                                 95,670,634
                                                                  -------------


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 49


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Short-Term Municipal Notes Notes(b)-1.7%
California-0.2%
California State GO
  Ser 03A-2
  3.07%, 5/01/33                                     $    200     $     200,000
                                                                  -------------
New York-1.5%
New York City Municipal Wtr Fin Auth Wtr & Swr
  Sys Rev (2nd Gen Resolution) Ser 05
  3.18%, 6/15/32                                        1,500         1,500,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $1,700,000)                                                   1,700,000
                                                                  -------------
Total Investments-98.8%
  (cost $93,820,277)                                                 97,370,634
Other assets less liabilities-1.2%                                    1,177,961
                                                                  -------------
Net Assets-100%                                                   $  98,548,595
                                                                  =============


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                             Rate Type
                                                    ---------------------------
                                                        Payment       Payment
                          Notional                       made         received        Unrealized
    Swap                   Amount      Termination       by the        by the        Appreciation/
Counterparty               (000)          Date         Portfolio      Portfolio     (Depreciation)
---------------------------------------------------------------------------------------------------
Citigroup, Inc.           $ 5,000        5/17/06         MMD+           3.90%          $(58,487)
Citigroup, Inc.             1,000        6/22/07         BMA*          2.962%            (7,776)
Goldman Sachs & Co.           500        7/05/06         BMA*          3.283%               331
Goldman Sachs & Co.           500        1/05/07         BMA*          3.405%                25
JPMorgan Chase & Co.          900        4/05/07         BMA*          2.988%            (5,591)
Morgan Stanley                500        4/06/06         BMA*          3.081%                62
Morgan Stanley                500       10/06/06         BMA*          3.217%              (238)


+  MMD (Municipal Market Data)

*  Variable interest based on the BMA (Bond Market Association)


50 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


(a) Represents entire or partial position segregated as collateral for interest rate swaps.

(b)  Variable rate coupon, rate shown as of March 31, 2006.

Glossary of Terms:

AMT    - Alternative Minimum Tax
FGIC   - Financial Guaranty Insurance Company
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance, Inc.
GNMA   - Government National Mortgage Association
GO     - General Obligation
MBIA   - Municipal Bond Investors Assurance
MFHR   - Multi-Family Housing Revenue
RADIAN - Radian Group, Inc.
SFMR   - Single Family Mortgage Revenue
TBD    - To Be Determined


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 51


NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-98.9%
Long-Term Municipal Bonds-94.8%
New Jersey-85.9%
Bergen Cnty Impt Auth Sch
  (Wyckoff Twp Brd Ed Proj) Ser 05
  5.00%, 4/01/25                                     $  1,555     $   1,623,638
Hoboken Parking Auth
  AMBAC Ser 01A
  5.30%, 5/01/27                                        3,700         4,029,226
Lafayette Yard Com Dev Corp
  (Conv Ctr Hotel Proj) MBIA Ser 00
  5.80%, 4/01/35                                        2,100         2,282,742
Middlesex Cnty MFHR
  FNMA Ser 01 AMT
  5.25%, 7/01/21                                          750           789,517
Morris-Union Jointure Commn COP
  RADIAN Ser 04
  5.00%, 5/01/24                                        2,200         2,264,592
New Jersey Eco Dev Auth
  (American Wtr Co.) FGIC AMT
  6.875%, 11/01/34                                      5,000         5,060,550
  (Anheuser-Busch) Ser 95 AMT
  5.85%, 12/01/30                                       5,000         5,112,800
  (Hackensack Wtr Co.)
  MBIA Ser 94B AMT
  5.90%, 3/01/24                                        4,000         4,006,400
  (Kapkowski Rd) Ser 98B
  6.50%, 4/01/28                                        4,500         5,306,355
  (Liberty State Park Proj)
  Ser A
  5.00%, 3/01/24                                        1,500         1,565,595
  Ser C
  5.00%, 3/01/27                                        2,000         2,078,580
  (Masonic Charity Foundation Proj)
  Ser 01
  5.50%, 6/01/31                                        1,000         1,067,600
  Ser 02
  5.25%, 6/01/24                                          540           572,162
  (NUI Corp.) ACA Ser 98A AMT
  5.25%, 11/01/33                                       3,700         3,749,321
  (Pub Svc Elec & Gas) MBIA Ser 94A AMT
  6.40%, 5/01/32                                        5,000         5,011,200
  (Sch Facs Construction)
  5.25%, 3/01/25                                        3,300         3,479,817


52 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
New Jersey Eco Dev Auth Sch Fac
  Ser 04-I
  5.25%, 9/01/24                                     $  2,510     $   2,735,749
  AMBAC Ser 03
  7.121%, 6/15/21(a)(b)                                 2,250         2,789,100
New Jersey Health Care Fac
  (Atlantic City Med Ctr) Ser 02
  5.75%, 7/01/25                                        1,875         1,972,988
  (Bayshore Cmnty Hosp) RADIAN Ser 02
  5.125%, 7/01/32                                       9,250         9,524,725
  (Capital Health Sys) Ser 03
  5.00%, 7/01/26                                        1,250         1,268,100
  (Good Shepherd) RADIAN Ser 01A
  5.20%, 7/01/31                                        1,350         1,398,033
  (Kennedy Health Sys) Ser 01
  5.625%, 7/01/31                                       2,700         2,837,592
  (Newton Memorial Hosp) FSA Ser 01
  5.00%, 7/01/26                                        1,500         1,548,180
  (Palisades Med Ctr) ACA Ser 99
  5.25%, 7/01/28                                        1,000         1,010,500
  (Southern Ocean County Hosp) RADIAN Ser 01
  5.125%, 7/01/31                                       4,500         4,640,265
  (Wood Johnson) Ser 00
  5.75%, 7/01/31                                        3,350         3,570,899
New Jersey Health Care Facs Fin Auth Rev
  (RWJ Health Care Corp) RADIAN Ser 05B
  5.00%, 7/01/25                                          960           988,570
  (St. Clare's Hosp, Inc.) RADIAN Ser 04A
  5.25%, 7/01/23                                        2,085         2,184,204
New Jersey Higher Ed
  (Student Loan) MBIA Ser 00A AMT
  6.15%, 6/01/19                                          950           962,901
New Jersey Hsg & Mtg Fin Agy MFHR
  (Pooled Loan) AMBAC Ser 96A AMT
  6.25%, 5/01/28                                        5,000         5,109,500
  (Rental Hsg) FSA Ser 00A1 AMT
  6.35%, 11/01/31                                       2,000         2,094,600
New Jersey State Ed Facs Auth Rev
  (Higher Ed Cap Impt) Ser 02A
  5.125%, 9/01/22                                       2,500         2,627,175
  (Princeton University) Ser 05A
  5.00%, 7/01/23                                        3,480         3,666,598
  (Ramapo College of New Jersey)
  AMBAC Ser 01D
  5.00%, 7/01/31                                        1,000         1,030,090
  FGIC Ser 04E
  5.00%, 7/01/23-7/01/28                                3,250         3,400,753


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 53


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
New Jersey State Trans Auth
  (Trans Sys) Ser 03C
  5.50%, 6/15/24                                     $  3,750     $   4,115,625
Newark Hsg Auth
  (Newark Marine Terminal) MBIA Ser 04
  5.25%, 1/01/21-1/01/22(c)                             3,580         3,838,154
North Hudson Swr Auth
  MBIA Ser 01A
  Zero Coupon, 8/01/24                                 12,340         5,202,421
Port Auth of NY & NJ
  (121st) MBIA Ser 00
  5.375%, 10/15/35                                      5,000         5,176,550
  (126th) FGIC Ser 02
  5.25%, 5/15/37                                        2,500         2,629,075
  (JFK Int'l Airport Proj) MBIA Ser 97-6 AMT
  5.75%, 12/01/22                                       7,675         8,036,492
Salem Cnty PCR
  (PSE&G Pwr) Ser 01A AMT
  5.75%, 4/01/31                                        1,500         1,587,105
South Jersey Port Corp
  (Marine Terminal) AMT
  5.20%, 1/01/23                                        1,000         1,036,700
South Jersey Trans Auth
  (Raytheon Aircraft Svcs) Ser 97A AMT
  6.15%, 1/01/22                                          335           338,822
Union Cnty Impt Auth
  MBIA Ser 03A
  5.25%, 8/15/23                                        2,885         3,090,037
Vineland Swr Rev
  (Landis Sewerage) FGIC Ser 93C
  7.90%, 9/19/19(b)                                     3,250         3,895,255
                                                                  -------------
                                                                    142,306,853
                                                                  -------------
California-0.7%
California State GO
  5.25%, 11/01/25                                       1,000         1,056,840
                                                                  -------------
Colorado-0.3%
Northwest Met Dist No. 3 GO
  6.125%, 12/01/25                                        500           523,785
                                                                  -------------
Florida-3.3%
Crossings at Fleming Island Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        2,500         2,629,800
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                        1,000         1,080,500
Hammock Bay Cmnty Dev Dist
  (Special Assessment) Ser 04A
  6.15%, 5/01/24                                          500           499,835


54 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Northern Palm Beach Assessment Dist
  (Unit Dev 27B) Ser 02
  6.40%, 8/01/32                                     $  1,270     $   1,305,192
                                                                  -------------
                                                                      5,515,327
                                                                  -------------
Guam-0.3%
Guam Govt Wtrwks Auth Wtr & Wastewtr Sys Rev
  6.00%, 7/01/25                                          500           533,430
                                                                  -------------
Illinois-1.0%
Antioch Village Spcl Svc Area
  (Clublands Proj) Ser 03
  6.625%, 3/01/33                                       1,000         1,041,460
Plano Spl Svc Area No. 3 Spl Tax
  (Lakewood Springs Proj) Ser 05A
  5.95%, 3/01/28                                          550           543,939
                                                                  -------------
                                                                      1,585,399
                                                                  -------------
Nevada-1.2%
Henderson Loc Impt Dist
  Ser 03
  5.80%, 3/01/23                                          925           954,970
North Las Vegas Cmnty Fac Dist
  (No. 60 Aliante)
  6.40%, 12/01/22                                         990         1,020,254
                                                                  -------------
                                                                      1,975,224
                                                                  -------------
Ohio-0.3%
Port Auth Columbiana Cnty
  Ohio Solid Waste Fac Rev
  (Apex Environmental LLC) Ser 04A AMT
  7.125%, 8/01/25                                         500           497,640
                                                                  -------------
Pennsylvania-1.0%
Delaware Riv Jt Toll Bridge Rev
  (PA/NJ Bridge) Ser 03
  5.00%, 7/01/28                                        1,625         1,673,604
                                                                  -------------
Virginia-0.8%
Broad Street Cmnty Dev Dist
  (Parking Fac) Ser 03
  7.50%, 6/01/33                                        1,200         1,305,792
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $149,073,198)                                               156,973,894
                                                                  -------------
Short-Term Municipal Notes(d)-4.1%
California-1.5%
Irvine Impt Bd Act 1915
  (Ltd Oblig-Assmt Dist No. 93-14)
  3.16%, 9/02/25                                        2,500         2,500,000
                                                                  -------------


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 55


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
New Jersey-2.3%
New Jersey State Edl Facs Auth Rev
  (Princeton University) Ser 01B
  2.90%, 7/01/21                                      $ 3,795     $   3,795,000
                                                                  -------------
New York-0.3%
New York City Municipal Wtr Fin Auth
  Wtr & Swr Sys Rev
  Ser 05 AA-1
  3.18%, 6/15/32                                          500           500,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $6,795,000)                                                   6,795,000
                                                                  -------------
Total Investments-98.9%
  (cost $155,868,198)                                               163,768,894
Other assets less liabilities-1.1%                                    1,855,603
                                                                  -------------
Net Assets-100%                                                   $ 165,624,497
                                                                  =============


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                            Rate Type
                                                    ---------------------------
                                                       Payment       Payment
                          Notional                       made        received        Unrealized
    Swap                   Amount      Termination      by the         by the       Appreciation/
Counterparty               (000)           Date       Portfolio      Portfolio     (Depreciation)
---------------------------------------------------------------------------------------------------
Citigroup, Inc.           $ 1,800        6/22/07         BMA*          2.962%         $ (13,997)
Goldman Sachs & Co.           900        7/05/06         BMA*          3.283%               595
Goldman Sachs & Co.           900        1/05/07         BMA*          3.405%                46
JPMorgan Chase & Co.        1,700        4/05/07         BMA*          2.988%           (10,561)
Morgan Stanley                900        4/06/06         BMA*          3.081%               112
Morgan Stanley                900       10/06/06         BMA*          3.217%              (428)


*  Variable interest based on the BMA (Bond Market Association)

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate market value of this security amounted to $2,789,100 or 1.7% of net assets.

(b) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Represents entire or partial position segregated as collateral for interest rate swaps.

(d)  Variable rate coupon, rate shown as of March 31, 2006.


56 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


New Jersey Portfolio--Portfolio of Investments

Glossary of Terms:

ACA    - American Capital Access
AMBAC  - American Municipal Bond Assurance Corporation
AMT    - Alternative Minimum Tax
FGIC   - Financial Guaranty Insurance Company
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance, Inc.
GO     - General Obligation
MBIA   - Municipal Bond Investors Assurance
MFHR   - Multi-Family Housing Revenue
PCR    - Pollution Control Revenue
RADIAN - Radian Group, Inc.


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 57


OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-101.0%
Long-Term Municipal Bonds-94.6%
Ohio-85.2%
Akron GO
  MBIA Ser 02
  5.00%, 12/01/23                                    $  1,000     $   1,041,260
Akron Stadium Rev
  (Canal Park) Ser 96
  6.90%, 12/01/16                                       5,000         5,208,350
Brookville Sch Dist GO
  FSA Ser 03
  5.00%, 12/01/26                                       2,000         2,081,120
Canton City Sch Dist
  MBIA Ser 04B
  5.00%, 12/01/22-12/01/23                              2,150         2,260,121
Central Ohio Solid Waste Auth
  AMBAC Ser 04B
  5.00%, 12/01/21                                       2,035         2,139,945
Cincinnati Tech & Cmnty College
  AMBAC Ser 02
  5.00%, 10/01/28                                       5,000         5,186,400
Cleveland Cuyahoga Port Auth
  Ser 01
  7.35%, 12/01/31                                       2,000         2,091,100
  (Rita Proj) RADIAN Ser 04
  5.00%, 11/15/19                                       1,850         1,916,674
Cleveland GO
  Ser 02 MBIA
  5.25%, 12/01/27                                       4,380         4,610,607
  Ser 04 AMBAC
  5.25%, 12/01/24                                       1,200         1,285,176
Columbus Sch Dist
  FGIC Ser 03
  5.00%, 12/01/24-12/01/25                              4,730         4,924,679
Cuyahoga Cnty Hosp Rev
  (UHHS) Ser 00
  7.50%, 1/01/30                                        1,900         2,099,215
Cuyahoga Cnty MFHR
  (Livingston Park Apts) GNMA Ser 02A
  5.45%, 9/20/39                                        1,500         1,528,440
  (Longwood Proj) GNMA Ser 01 AMT
  5.60%, 1/20/43                                        3,620         3,719,876
  (West Tech Apts Proj) GNMA Ser 02A AMT
  5.45%, 3/20/44                                        1,075         1,095,457
Dayton Arpt Rev
  (James M Cox Dayton Intl) RADIAN Ser 03A
  5.00%, 12/01/23                                       1,280         1,308,506


58 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Dayton Sch Dist
  (Administrative Fac Proj) Ser 03
  6.00%, 12/01/19-12/01/21                           $  3,040     $   3,347,198
Delaware Sch Dist
  MBIA Ser 04
  5.00%, 12/01/19                                       1,340         1,418,042
Dublin Sch Dist GO
  FSA Ser 03
  5.00%, 12/01/22                                       1,500         1,571,775
Erie Cnty Hosp Rev
  (Firelands Med Ctr) Ser 02A
  5.625%, 8/15/32                                       1,500         1,578,735
Fairfield Cnty Hosp Facs Rev
  (Fairfield Med Ctr Proj) RADIAN Ser 03
  5.00%, 6/15/24                                        1,000         1,020,740
Fairview Park
  MBIA Ser 05
  5.00%, 12/01/25                                       4,000         4,180,520
Franklin Cnty
  (Online Computer Library Ctr) Ser 98A
  5.20%, 10/01/20                                       2,800         2,905,560
Franklin Cnty MFHR
  (Agler Green) GNMA Ser 02A AMT
  5.65%, 5/20/32                                          770           797,835
  5.80%, 5/20/44                                        1,150         1,189,019
  (Wellington Village Proj)
  GNMA Ser 01A AMT
  5.40%, 2/20/43                                        3,845         3,884,027
Greater Cleveland Regl Trans Auth
  MBIA Ser 04
  5.00%, 12/01/24                                       1,350         1,416,623
Hamilton Cnty Health Fac
  (Twin Towers) Ser 99A
  5.80%, 10/01/23                                       1,775         1,804,057
Hamilton City Sch Dist MBIA
  5.00%, 12/01/24                                       1,000         1,047,830
Hamilton Cnty Convention Facs Auth Rev
  FGIC Ser 04
  5.00%, 12/01/23                                       1,330         1,395,263
Hamilton Cnty Sales Tax
  AMBAC Ser 00B
  5.25%, 12/01/32(a)                                   13,185        13,764,743
Hilliard Sch Dist
  (Sch Constr) MBIA
  5.00%, 12/01/26                                       1,850         1,940,909
Lucas Cnty Health Fac
  (Altenheim Proj) GNMA Ser 99
  5.50%, 7/20/40                                        3,200         3,356,640
Madeira City Sch Dist GO
  MBIA Ser 04
  5.00%, 12/01/22-12/01/23                              2,665         2,804,351


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 59


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Oak Hills Loc Sch Dist
  FSA Ser 05
  5.00%, 12/01/25                                    $  1,000     $   1,047,530
Ohio Air Quality Dev Auth PCR
  (Toledo Edison Co) Ser 97A AMT
  6.10%, 8/01/27                                        5,000         5,219,849
Ohio Capital Corp MFHR
  (Rental Hsg) MBIA Ser 95E Pre Re
  6.35%, 1/01/22                                          755           767,397
Ohio Hsg Fin Agy MFHR
  (Park Trails Apt) AMBAC Ser 01A AMT
  5.50%, 12/01/34                                       1,480         1,514,913
Ohio Hsg Fin Agy SFMR
  (Mortgage Rev) GNMA AMT
  Ser 02
  5.375%, 9/01/33                                       1,790         1,806,182
  Ser 02-A2
  5.60%, 9/01/34                                          375           381,379
  Ser 02-A3
  5.50%, 9/01/34                                        1,340         1,368,341
Ohio Swr & Solid Waste Disp Facs
  (Anheuser-Busch) Ser 01 AMT
  5.50%, 11/01/35                                       3,000         3,113,370
Ohio State Bldg Auth
  (Adult Correctl Proj) MBIA Ser 04A
  5.00%, 4/01/22                                        2,975         3,122,739
  (State Facs-Admin Bldg Fd Proj) Ser 05A
  5.00%, 4/01/24                                        1,500         1,574,175
Ohio State GO
  Ser 04A
  5.00%, 6/15/22                                        3,000         3,158,370
Ohio State Higher Ed Fac Cmnty
  (Denison University Proj) Ser 04
  5.00%, 11/01/21-11/01/24                              3,440         3,602,783
Ohio State University
  MBIA Ser 04
  5.00%, 12/01/22                                       1,950         2,048,436
Ohio Wtr Dev Auth
  (Anheuser-Busch) Ser 99 AMT
  6.00%, 8/01/38(b)                                     2,250         2,323,463
Ohio Wtr Dev Auth PCR
  (Cleveland Electric) Ser 97A AMT
  6.10%, 8/01/20                                        2,000         2,078,720
Pinnacle Cmnty Fin Auth
  Series A
  6.00%, 12/01/22                                       2,155         2,224,413
Port Auth Columbiana Cnty Solid Waste Fac Rev
  (Apex Environmental LLC) Ser 04A AMT
  7.125%, 8/01/25                                         500           497,640


60 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Princeton Sch Dist
  MBIA Ser 03
  5.00%, 12/01/24                                    $  1,600     $   1,671,248
Riversouth Auth Rev
  (Area Redevelopment)
  Series 04A
  5.25%, 12/01/21-12/01/22                              2,000         2,145,780
  Ser 05
  5.00%, 12/01/24                                       3,590         3,746,273
Steubenville Hosp Rev
  (Trinity Health) Ser 00
  6.50%, 10/01/30                                       2,500         2,725,550
Teays Valley Loc Sch Dist
  MBIA Ser 05
  5.00%, 12/01/27                                       3,040         3,172,331
Toledo Sch Dist
  FGIC Ser 03B
  5.00%, 12/01/23                                       2,940         3,070,918
Toledo-Lucas Cnty Port Auth
  (Cargill, Inc. Proj) Ser 04B
  4.50%, 12/01/15                                       2,500         2,521,325
  (Crocker Park Proj) Ser 03
  5.375%, 12/01/35                                      2,000         2,095,780
Toledo-Lucas Cnty Port Fac
  (CSX Trans) Ser 92
  6.45%, 12/15/21                                       1,270         1,452,054
University of Cincinnati COP
  (University Cincinnati Ctr Proj) MBIA
  5.00%, 6/01/24                                        4,470         4,666,635
                                                                    155,038,387
California-1.7%
California State GO
  5.20%, 4/01/26                                        1,000         1,054,770
  5.25%, 4/01/29                                        2,000         2,101,080
                                                                      3,155,850
Colorado-0.3%
Northwest Met Dist No. 3 GO
  6.125%, 12/01/25                                        500           523,785
Florida-3.6%
Collier Cnty Cmnty Dev Dist
  (Fiddlers Creek) Ser 96
  7.50%, 5/01/18                                        1,255         1,292,587
Collier Cnty Ind Dev Rev
  (Southern States Utils) Ser 96 AMT
  6.50%, 10/01/25                                       1,500         1,533,390
Crossings at Fleming Island Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        2,000         2,103,840


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 61


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                     $    950     $   1,026,475
Hammock Bay Cmnty Dev Dist-Fla Spl Assmt Rev
  Ser 04A
  6.15%, 5/01/24                                          500           499,835
Manatee Cnty Cmnty Dev Dist
  (Heritage Harbor South) Ser 02B
  5.40%, 11/01/08                                          55            54,621
                                                                  -------------
                                                                      6,510,748
                                                                  -------------
Georgia-0.3%
Atlanta Tax Allocation
  (Eastside Proj) Ser 05B
  5.60%, 1/01/30                                          500           511,020
                                                                  -------------
Illinois-0.9%
Antioch Village Spl Svc Area
  (Deercrest Proj) Ser 03
  6.625%, 3/01/33                                       1,000         1,041,460
Plano Spl Svc Area No. 3 Spl Tax
  (Lakewood Springs Proj) Ser 05A
  5.95%, 3/01/28                                          565           558,774
                                                                  -------------
                                                                      1,600,234
                                                                  -------------
Puerto Rico-2.6%
Puerto Rico Municipal Fin Agy GO
  Ser 05A
  5.25%, 8/01/23                                          375           394,155
Puerto Rico Tobacco Settlement Rev
  (Childrens Trust Fund) Ser 00
  6.00%, 7/01/26                                        4,000         4,347,800
                                                                  -------------
                                                                      4,741,955
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $166,345,282)                                               172,081,979
                                                                  -------------
Short-Term Municipal Notes(c)-6.4%
Alaska-0.9%
Valdez Marine Term Rev
  (BP Pipelines, Inc. Proj) Ser 03B
  3.19%, 7/01/37                                        1,700         1,700,000
                                                                  -------------
Nevada-1.1%
Clark Cnty Sch Dist GO
  Ser 01A
  3.15%, 6/15/21                                        2,000         2,000,000
                                                                  -------------
New Mexico-2.2%
Hurley PCR
  (Updates-Kennecott Santa Fe)
  3.19%, 12/01/15                                       4,000         4,000,000
                                                                  -------------


62 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
New York-2.2%
New York City Transitional Fin Auth
  (NYC Recovery) Ser 02E
  3.16%, 11/01/22                                    $  4,000     $   4,000,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $11,700,000)                                                 11,700,000
                                                                  -------------
Total Investments-101.0%
  (cost $178,045,282)                                               183,781,979
Other assets less liabilities-(1.0%)                                 (1,844,549)
                                                                  -------------
Net Assets-100%                                                   $ 181,937,430
                                                                  =============


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                              Rate Type
                                                    ---------------------------
                                                       Payment        Payment
                          Notional                      made         received        Unrealized
    Swap                   Amount     Termination       by the        by the        Appreciation/
Counterparty               (000)          Date        Portfolio      Portfolio     (Depreciation)
---------------------------------------------------------------------------------------------------
Citigroup, Inc.           $10,000        6/01/06         MMD+           3.82%         $(188,295)
Citigroup, Inc.             2,000        6/22/07         BMA*          2.962%           (15,552)
Goldman Sachs & Co.           900        7/05/06         BMA*          3.283%               595
Goldman Sachs & Co.           900        1/05/07         BMA*          3.405%                46
JPMorgan Chase & Co.        1,800        4/05/07         BMA*          2.988%           (11,182)
Morgan Stanley                900        4/06/06         BMA*          3.081%               112
Morgan Stanley                900       10/06/06         BMA*          3.217%              (428)


+  MMD (Municipal Market Data)

*  Variable interest based on the BMA (Bond Market Association)

(a) Represents entire or partial position segregated as collateral for interest rate swaps.

(b) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c)  Variable rate coupon, rate shown as of March 31, 2006.

Glossary of Terms:

AMBAC  - American Municipal Bond Assurance Corporation
AMT    - Alternative Minimum Tax
FGIC   - Financial Guaranty Insurance Company
FSA    - Financial Security Assurance, Inc.
GNMA   - Government National Mortgage Association
GO     - General Obligation
MBIA   - Municipal Bond Investors Assurance
MFHR   - Multi-Family Housing Revenue
PCR    - Pollution Control Revenue
RADIAN - Radian Group, Inc.
SFMR   - Single Family Mortgage Revenue


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 63


PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-98.9%
Long-Term Municipal Bonds-95.4%
Pennsylvania-77.4%
Allegheny Cnty Arpt Rev
  MBIA Ser 97 AMT
  5.75%, 1/01/10                                     $  2,540     $   2,685,542
Allegheny Cnty GO
  FGIC Ser 05C-57
  5.00%, 11/01/23                                       6,390         6,717,039
Allegheny Cnty Health Fac
  (South Hills Health) Ser 00B
  6.75%, 5/01/25                                        1,555         1,633,636
Allegheny Cnty Health Rev
  (Residential Resources) Ser 01
  6.60%, 9/01/31                                        1,540         1,606,436
Allegheny Cnty Higher Ed
  (Thiel College) ACA Ser 99A
  5.375%, 11/15/19-11/15/29                             2,500         2,540,380
Allegheny Cnty PCR
  (USX Corp.) Ser 98
  5.50%, 12/01/29                                       2,680         2,775,462
Allegheny Cnty Redev Auth Rev
  (Pittsburgh Mills Proj)
  5.60%, 7/01/23                                        1,500         1,568,790
Allegheny Cnty San Auth Swr Rev
  MBIA Ser 05A
  5.00%, 12/01/24                                       7,490         7,834,016
Butler Cnty
  FGIC Ser 03
  5.25%, 7/15/26                                        1,625         1,759,534
Chester Upland Sch Dist
  4.30%, 5/15/14                                        1,705         1,695,708
Crawford Cnty Health Fac
  (Wesbury Methodist) Ser 99
  6.25%, 8/15/29                                        1,600         1,620,544
Delaware Cnty Higher Ed
  (Eastern College) Ser 99
  5.625%, 10/01/28                                      2,500         2,523,975
Ephrata Area Sch Dist FGIC
  5.00%, 3/01/22                                        1,000         1,052,810
Harrisburg Arpt Auth
  (Susquehanna Arpt Proj) Ser 99 AMT
  5.50%, 1/01/24                                        3,490         3,342,373
Lancaster Swr Auth Rev
  MBIA Ser 04
  5.00%, 4/01/22                                        1,330         1,392,377


64 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Lehigh Northampton Airport Rev
  MBIA Ser 00 AMT
  6.00%, 5/15/30                                     $  4,400     $   4,689,124
Lycoming Cnty Higher Ed
  (College of Technology) AMBAC Ser 02
  5.25%, 5/01/32                                        2,250         2,344,792
McKean Cnty Hosp Auth Rev
  (Bradford Hosp Proj) ACA
  5.25%, 10/01/30                                       1,000         1,019,460
Montgomery Cnty Higher Ed
  (Beaver College) RADIAN Ser 99
  5.70%, 4/01/27                                        6,000         6,348,780
Montgomery Cnty Hosp Rev
  (Abington Memorial Hosp) Ser 02A
  5.125%, 6/01/32                                       3,000         3,067,380
Montgomery Cnty Indl Dev Auth Rev
  (Whitemarsh Continuing Care)
  6.00%, 2/01/21                                          415           437,481
Pennsylvania Eco Dev Auth
  (30th St Station) ACA Ser 02 AMT
  5.875%, 6/01/33                                       3,485         3,658,344
  (Amtrak) Ser 01A AMT
  6.375%, 11/01/41                                      5,000         5,329,500
Pennsylvania Higher Ed
  (Dickinson College) RADIAN Ser 03AA-1
  5.00%, 11/01/26                                       1,000         1,020,810
  (UPMC Health Sys) Ser 01A
  6.00%, 1/15/31                                        2,405         2,612,359
Pennsylvania Higher Edl Facs Auth Rev
  (University Health Sys) AMBAC Ser 05A
  5.00%, 8/15/20                                        2,000         2,108,420
Pennsylvania Hsg Fin Agy SFMR
  (Mortgage Rev) Ser 02-74B  AMT
  5.25%, 4/01/32                                        3,165         3,185,984
Philadelphia Auth Indl Dev Revs
  (Leadership Learning Partners) Ser 05A
  5.25%, 7/01/24                                          350           337,145
Philadelphia Auth Indl Dev Lease Rev
  FSA Ser 01B
  5.25%, 10/01/30                                       8,000         8,320,640
Philadephia Gas Wks Rev
  Ser 04A-1
  5.25%, 9/01/19                                        1,015         1,081,635
Philadelphia Redev Auth Rev
  (Neighborhood Transformation) FGIC Ser 05C
  5.00%, 4/15/28                                        3,160         3,297,555
Philadelphia Sch Dist Lease Rev
  FSA Ser 03
  5.25%, 6/01/26(a)                                     5,000         5,299,100


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 65


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Pittsburgh Pub Pkg Auth Pkg Rev
  FGIC Ser 05A
  5.00%, 12/01/19-12/01/25                           $  3,435     $   3,582,419
  FGIC Ser 05B
  5.00%, 12/01/23                                       3,900         4,072,887
Pittsburgh Urban Redev Auth SFMR
  (Mortgage Rev) FHA AMT
  Ser 97A
  6.25%, 10/01/28                                         790           811,369
Potter Cnty Hosp Rev
  (Charles Cole Memorial) RADIAN Ser 96
  6.05%, 8/01/24                                        4,340         4,444,551
Southcentral Gen Auth Rev
  (Hanover Hosp, Inc.)
  5.00%, 12/01/25                                       1,570         1,622,140
  (Prerefunded Wellspan Health)
  5.25%, 5/15/31                                        3,905         4,212,948
  (Wellspan Health)
  5.25%, 5/15/31                                          795           835,927
State Pub Sch Bldg Auth Sch Rev
  (Colonial Northampton Inter Unit 20)
  FGIC Ser 05
  5.00%, 5/15/26                                        2,025         2,109,118
                                                                  -------------
                                                                    116,598,490
                                                                  -------------
California-0.7%
California State GO
  5.00%, 2/01/33                                        1,000         1,022,010
                                                                  -------------
Colorado-0.4%
Northwest Met Dist No. 3 GO
  6.125%, 12/01/25                                        500           523,785
                                                                  -------------
Florida-5.2%
Collier Cnty Cmnty Dev Dist
  (Fiddlers Creek) Ser 96
  7.50%, 5/01/18                                        1,145         1,179,293
Collier Cnty Ind Dev Rev
  (Southern States Utils) Ser 96 AMT
  6.50%, 10/01/25                                       2,000         2,044,520
Crossings at Fleming Island Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        2,000         2,103,840
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                        1,045         1,129,122
Hammock Bay Cmnty Dev Dist-Fla Spl Assmt Rev
  Ser 04A
  6.15%, 5/01/24                                          440           439,855


66 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Northern Palm Beach Assessment Dist
  (Unit Dev 27B) Ser 02
  6.40%, 8/01/32                                     $    960     $     986,602
                                                                  -------------
                                                                      7,883,232
                                                                  -------------
Guam-0.7%
Guam Govt Wtrwks Auth
  (Water & Waste Sys Rev) Ser 05
  6.00%, 7/01/25                                          500           533,430
Guam Intl Arpt Auth
  MBIA Ser 03B
  5.25%, 10/01/23                                         500           535,090
                                                                  -------------
                                                                      1,068,520
                                                                  -------------
Illinois-1.6%
Antioch Village Spl Svc Area
  (Deercrest Proj) Ser 03
  6.625%, 3/01/33                                       1,000         1,041,460
Plano Spl Svc Area No. 3 Spl Tax
  (Lakewood Springs Proj) Ser 05A
  5.95%, 3/01/28                                          465           459,876
Yorkville Cmnty Fac Dist
  (Raintree Village Proj) Ser 03
  6.875%, 3/01/33                                         900           952,677
                                                                  -------------
                                                                      2,454,013
                                                                  -------------
Puerto Rico-7.6%
Puerto Rico Comwlth Hwy & Trans Auth Rev
  FGIC Ser 03G
  5.25%, 7/01/14                                        3,335         3,598,899
  FGIC Subordinate Ser 03
  5.25%, 7/01/14                                        3,195         3,447,820
  FSA Ser 02D
  5.00%, 7/01/27                                        4,000         4,151,520
Puerto Rico Municipal Fin Agy GO
  Ser 05A
  5.25%, 8/01/23                                          300           315,324
                                                                  -------------
                                                                     11,513,563
                                                                  -------------
Virgin Islands-1.8%
Virgin Islands Pub Fin Auth Rev
  (Gross Rcpts Taxes) Ser 03 FSA
  5.00%, 10/01/13-10/01/14                                675           721,898
  5.25%, 10/01/15-10/01/17                              1,840         1,998,241
                                                                  -------------
                                                                      2,720,139
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $138,399,919)                                               143,783,752
                                                                  -------------


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 67


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Short-Term Municipal Note(b)-3.5%
Pennsylvania-3.5%
Pennsylvania Hsg Fin Agy SFMR
  (Mortgage Rev) FSA Ser 03 AMT
  3.69%, 6/01/08
  (cost $5,200,000)                                  $  5,200     $   5,200,000
                                                                  -------------
Total Investments-98.9%
  (cost $143,599,919)                                               148,983,752
Other assets less liabilities-1.1%                                    1,679,083
                                                                  -------------
Net Assets-100%                                                   $ 150,662,835
                                                                  =============


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                              Rate Type
                                                    ---------------------------
                                                       Payment        Payment
                          Notional                      made         received        Unrealized
    Swap                   Amount     Termination       by the        by the        Appreciation/
Counterparty                (000)         Date        Portfolio      Portfolio     (Depreciation)
---------------------------------------------------------------------------------------------------
Citigroup, Inc.           $ 1,600        6/22/07         BMA*          2.962%         $ (12,442)
Goldman Sachs & Co.           800        7/05/06         BMA*          3.283%               529
Goldman Sachs & Co.           800        1/05/07         BMA*          3.405%                41
JPMorgan Chase & Co.        1,500        4/05/07         BMA*          2.988%            (9,318)
Morgan Stanley                800        4/06/06         BMA*          3.081%                99
Morgan Stanley                800       10/06/06         BMA*          3.217%              (380)



*  Variable interest based on the BMA (Bond Market Association)

(a) Represents entire or partial position segregated as collateral for interest rate swaps.

(b)  Variable rate coupon, rate shown as of March 31, 2006.

Glossary of Terms:

ACA    - American Capital Access
AMBAC  - American Municipal Bond Assurance Corporation
AMT    - Alternative Minimum Tax
FGIC   - Financial Guaranty Insurance Company
FHA    - Federal Housing Authority
FSA    - Financial Security Assurance, Inc.
GO     - General Obligation
MBIA   - Municipal Bond Investors Assurance
PCR    - Pollution Control Revenue
RADIAN - Radian Group, Inc.
SFMR   - Single Family Mortgage Revenue


See notes to financial statements.


68 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-98.5%
Long-Term Municipal Bonds-95.6%
Virginia-82.7%
Albemarle Cnty Ed Fac
  (The Convent Sch) Ser 01A
  7.75%, 7/15/32                                     $  4,260     $   4,683,487
Alexandria MFHR
  (Buckingham Village Apts) Ser 96A AMT
  6.15%, 1/01/29                                        4,000         4,068,320
Arlington Cnty Hosp Rev
  (Arlington Health Sys) Ser 01
  5.25%, 7/01/31                                        5,900         6,359,787
Arlington Cnty Ind Dev Rev Swr Rev
  (Ogden Martin) FSA Ser 98B AMT
  5.25%, 1/01/09                                        2,295         2,383,679
Arlington Cnty MFHR
  (Arlington View Terrace)
  FNMA Ser 01 AMT
  5.15%, 11/01/31                                       1,550         1,588,006
Bell Creek Cmnty Dev Dist
  Ser 03A
  6.75%, 3/01/22                                          700           717,577
Broad Street Cmnty Dev Dist
  (Parking Fac) Ser 03
  7.50%, 6/01/33                                        1,500         1,632,240
Celebrate North Cmnty Dev Dist
  Ser 03B
  6.60%, 3/01/25                                        1,250         1,309,800
Chesterfield Cnty
  (Elec & Pwr Co) Ser 02
  5.875%, 6/01/17                                       3,800         4,117,604
Dinwiddie Cnty Indl Dev Auth
  (Lease Rev) MBIA Ser 04B
  5.00%, 2/15/24                                        3,200         3,334,912
Dulles Town Cmnty Dev Auth
  (Dulles Town Ctr Proj) Ser 98
  6.25%, 3/01/26                                        2,050         2,104,694
Fairfax Water Auth Rev
  Ser 02
  5.00%, 4/01/32(a)                                     3,380         3,496,542
Greater Richmond Hotel Tax Rev
  (Convention Ctr Proj) Ser 00
  6.25%, 6/15/32                                        6,000         6,637,980
Hampton Convention Ctr Rev
  AMBAC Ser 02
  5.00%, 1/15/35(b)                                     5,150         5,307,745


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 69


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Harrisonburg MFHR
  (Battery Heights Assoc) GNMA Ser 96A
  6.25%, 4/20/36                                     $  5,185     $   5,282,997
  (Greens of Salem Run) FSA Ser 97 AMT
  6.30%, 4/01/29                                        1,110         1,158,063
Henry Cnty Hosp Rev
  (Memorial Hosp Martinsville & Henry)
  Ser 97
  6.00%, 1/01/27                                        1,250         1,283,775
James City Cnty Solid Waste Rev
  (Anheuser Busch Proj) Ser 97 AMT
  6.00%, 4/01/32                                        4,200         4,313,610
Metropolitan Washington Arpt Rev
  Ser 97B AMT
  5.50%, 10/01/23                                       9,410         9,742,267
Newport News Health Care Fac
  (Mennowood) GNMA Ser 96A
  6.25%, 8/01/36                                        2,590         2,676,713
Newport News MFHR
  (Walker Village Proj) GNMA Ser 02A AMT
  5.55%, 9/20/34                                        1,880         1,931,211
  5.65%, 3/20/44                                        1,660         1,700,487
Norfolk Arpt Auth Rev
  (Air Cargo) Ser 02 AMT
  6.25%, 1/01/30                                          995         1,040,233
  FGIC Ser 01B AMT
  5.30%, 7/01/25                                       10,000        10,364,199
Northwestern Regl Jail Auth Facs Rev MBIA
  5.00%, 7/01/25                                        1,500         1,568,775
Pocahontas Pkwy Assoc Toll Rd Rev
  Ser 98B
  Zero Coupon, 8/15/15                                    750           450,510
Portsmouth Util Rev
  FGIC Ser 01B
  5.00%, 6/01/26                                        1,500         1,520,700
Prince William MFHR
  (Woodwind Gables)
  AMBAC Ser 01A AMT
  5.30%, 12/01/34                                       2,860         2,929,898
Richmond FSA
  Ser 05A
  5.00%, 7/15/22                                        2,500         2,646,300
Staunton Ed Fac
  (Mary Baldwin College) Ser 96
  6.75%, 11/01/21                                       3,645         3,782,890
Upper Occoquan Swr Auth Rev FSA
  5.00%, 7/01/25                                        2,500         2,634,050


70 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Virginia Beach MFHR
  (Beth Sholom Terrace) GNMA Ser 02
  5.40%, 4/01/44                                     $  2,900     $   3,024,091
Virginia Beach Wtr & Swr Rev
  5.00%, 10/01/30                                       2,000         2,082,800
Virginia Biotechnology Auth
  (Consolidated Laboratories Proj) Ser 01
  5.00%, 9/01/21                                        4,170         4,352,229
Virginia College Bldg Auth Facs Rev
  (Pub Higher Ed Financing Prog) Ser 05A
  5.00%, 9/01/16-9/01/17                               11,725        12,555,371
Virginia Hsg Dev Auth MFHR
  (Rental Hsg)
  Ser 99 AMT
  5.95%, 2/01/23                                        5,525         5,701,248
  Ser 02B AMT
  5.50%, 4/01/27                                        5,000         5,122,450
Virginia Hsg Dev Auth SFMR
  (Mortgage Rev) Ser 01D AMT
  5.40%, 6/01/24                                        3,155         3,224,442
Virginia Port Auth Rev
  (Newport News) Ser 02 AMT
  5.00%, 7/01/27                                        1,000         1,030,560
  5.125%, 7/01/24                                       4,000         4,162,480
                                                                  -------------
                                                                    144,024,722
                                                                  -------------
California-0.6%
California State GO
  5.25%, 4/01/29                                        1,000         1,050,540
                                                                  -------------
Colorado-0.3%
Northwest Met Dist No. 3 GO
  6.125%, 12/01/25                                        500           523,785
                                                                  -------------
Florida-1.8%
Fleming Island Plantation Cmnty Dev Dist
  Ser 00B
  7.375%, 5/01/31                                       3,000         3,199,890
                                                                  -------------
Georgia-0.3%
Atlanta Tax Allocation
  (Eastside Project) Ser 05B
  5.60%, 1/01/30                                          500           511,020
                                                                  -------------
Illinois-0.9%
Plano Spl Svc Area No. 3 Spl Tax
  (Lakewood Springs Proj) Ser 05A
  5.95%, 3/01/28                                          465           459,876
Yorkville Cmnty Fac Dist
  (Raintree Village Proj) Ser 03
  6.875%, 3/01/33                                       1,000         1,058,530
                                                                  -------------
                                                                      1,518,406
                                                                  -------------


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 71


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
New Jersey-3.0%
Garden State Preservation Trust
  (Open Space & Farmland) Ser 05A
  5.80%, 11/01/16                                    $  4,600     $   5,213,824
                                                                  -------------
Puerto Rico-6.0%
Puerto Rico Comwlth Hwy & Trans Auth Rev
  FGIC Ser 03G
  5.25%, 7/01/14                                        3,600         3,884,868
Puerto Rico Elec Pwr Auth
  XLCA Ser 02-1
  5.25%, 7/01/22                                        1,100         1,176,230
Puerto Rico HFA
  (Capital Fund Prg)
  5.00%, 12/01/20                                       4,870         5,041,911
Puerto Rico Municipal Fin Agy GO
  Ser 05A
  5.25%, 8/01/23                                          340           357,367
                                                                  -------------
                                                                     10,460,376
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $160,406,202)                                               166,502,563
                                                                  -------------
Short-Term Municipal Notes(c)-2.9%
Virginia-2.9%
Loudon Cnty Indl Dev Auth Rev
  (Howard Hughes Med)
  Ser 03A
  3.17%, 2/15/38                                        1,300         1,300,000
  Ser 03C
  3.14%, 2/15/38                                        2,000         2,000,000
Richmond Indl Dev Auth
  (Church Schs)
  3.17%, 5/01/35                                        1,800         1,800,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $5,100,000)                                                   5,100,000
                                                                  -------------
Total Investments-98.5%
  (cost $165,506,202)                                               171,602,563
Other assets less liabilities-1.5%                                    2,618,724
                                                                  -------------
Net Assets-100%                                                   $ 174,221,287
                                                                  =============


FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                         Value at
                     Number of               Expiration     Original      March 31,     Unrealized
Type                 Contracts    Position      Month         Value         2006       Depreciation
-----------------------------------------------------------------------------------------------------
U.S. Treasury Note                               June
  10 Yr Futures          26         Long         2006       $2,799,972    $2,766,156      $(33,816)


72 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                              Rate Type
                                                    ---------------------------
                                                      Payment        Payment
                          Notional                      made         received        Unrealized
Swap                       Amount     Termination       by the        by the        Appreciation/
Counterparty               (000)          Date        Portfolio      Portfolio     (Depreciation)
---------------------------------------------------------------------------------------------------
Citigroup, Inc.           $ 1,600        6/22/07         BMA*          2.962%         $ (12,442)
Goldman Sachs & Co.           800        7/05/06         BMA*          3.283%               529
Goldman Sachs & Co.           800        1/05/07         BMA*          3.405%                41
JPMorgan Chase & Co.        1,500        4/05/07         BMA*          2.988%            (9,318)
Morgan Stanley                800        4/06/06         BMA*          3.081%                99
Morgan Stanley                800       10/06/06         BMA*          3.217%              (380)


*  Variable interest based on the BMA (Bond Market Association)

(a) Position, or position thereof, with an aggregate market value of $129,310 has been segregated to collateralize margin requirements for open futures contracts.

(b) Represents entire or partial position segregated as collateral for interest rate swaps.

(c)  Variable rate coupon, rate shown as of March 31, 2006.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation
AMT   - Alternative Minimum Tax
FGIC  - Financial Guaranty Insurance Company
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance, Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HFA   - Housing Finance Agency/Authority
MBIA  - Municipal Bond Investors Assurance
MFHR  - Multi-Family Housing Revenue
SFMR  - Single Family Mortgage Revenue
XLCA  - XL Capital Assurance, Inc.


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 73


STATEMENT OF ASSETS & LIABILITIES
March 31, 2006 (unaudited)

                                                    Arizona          Florida
                                                  ============     ============
Assets
Investments in securities, at value (cost:
  $199,201,241 and $210,832,835, respectively)    $204,333,107     $218,759,611
Cash                                                       781               -0-
Unrealized appreciation of interest rate swap
  contracts                                             26,419              921
Interest receivable                                  2,656,943        4,305,280
Receivable for shares of beneficial interest
  sold                                               1,412,584          578,117
Receivable for investment securities sold            1,000,000           30,000
Variation margin on futures contracts                       -0-           6,016
                                                  ------------     ------------
Total assets                                       209,429,834      223,679,945
                                                  ------------     ------------
Liabilities
Due to custodian                                            -0-         264,490
Unrealized depreciation of interest rate swap
  contracts                                            205,312           30,055
Payable for investment securities purchased          1,000,000               -0-
Payable for shares of beneficial interest
  redeemed                                             306,240          555,969
Dividends payable                                      277,267          338,327
Distribution fee payable                               109,252          115,021
Advisory fee payable                                    49,036           62,984
Transfer agent fee payable                               6,853            2,927
Administrative fee payable                                 275              472
Accrued expenses and other liabilities                  88,799          109,190
                                                  ------------     ------------
Total liabilities                                    2,043,034        1,479,435
                                                  ------------     ------------
Net Assets                                        $207,386,800     $222,200,510
                                                  ============     ============
Composition of Net Assets
Shares of beneficial interest, at par             $    189,584     $    217,927
Additional paid-in capital                         203,119,197      222,817,995
Distributions in excess of net investment
  income                                              (223,443)        (268,560)
Accumulated net realized loss on investment
  transactions                                        (651,511)      (8,364,346)
Net unrealized appreciation of investments           4,952,973        7,797,494
                                                  ------------     ------------
                                                  $207,386,800     $222,200,510
                                                  ============     ============

Net Asset Value Per Share--unlimited shares authorized, $.01 par value

                                                      Shares         Net Asset
Arizona Portfolio                  Net Assets      Outstanding         Value
-------------------------------------------------------------------------------
Class A                          $122,781,484       11,216,999         $10.95*
Class B                           $58,453,758        5,348,450         $10.93
Class C                           $26,151,558        2,392,980         $10.93

Florida Portfolio
-------------------------------------------------------------------------------
Class A                          $137,324,998       13,471,122         $10.19*
Class B                           $44,996,535        4,412,052         $10.20
Class C                           $39,878,977        3,909,532         $10.20


* The maximum offering price per share for Class A shares of Arizona Portfolio and Florida Portfolio were $11.44 and $10.64, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.


74 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                 Massachusetts       Michigan
                                                  ============     ============
Assets
Investments in securities, at value (cost:
  $133,628,505 and $138,870,223, respectively)    $139,127,474     $143,178,175
Cash                                                     8,463               -0-
Unrealized appreciation of interest rate swap
  contracts                                                585              586
Interest receivable                                  1,979,195        2,625,480
Receivable for shares of beneficial interest
  sold                                                 369,364          111,936
Variation margin on futures contracts                    2,422               -0-
                                                  ------------     ------------
Total assets                                       141,487,503      145,916,177
                                                  ------------     ------------
Liabilities
Due to custodian                                            -0-         243,431
Unrealized depreciation of interest rate swap
  contracts                                             74,581           19,295
Payable for shares of beneficial interest
  redeemed                                             340,255          321,261
Dividends payable                                      189,182          177,018
Distribution fee payable                                91,694           91,394
Advisory fee payable                                    30,819           59,437
Transfer agent fee payable                               6,610            9,808
Administrative fee payable                                 270               -0-
Accrued expenses and other liabilities                  87,741           85,613
                                                  ------------     ------------
Total liabilities                                      821,152        1,007,257
                                                  ------------     ------------
Net Assets                                        $140,666,351     $144,908,920
                                                  ============     ============
Composition of Net Assets
Shares of beneficial interest, at par             $    130,016     $    134,484
Additional paid-in capital                         144,722,072      139,942,310
Distributions in excess of net investment
  income                                              (148,928)        (162,312)
Accumulated net realized gain (loss) on
  investment transactions                           (9,421,463)         705,195
Net unrealized appreciation of investments           5,384,654        4,289,243
                                                  ------------     ------------
                                                  $140,666,351     $144,908,920
                                                  ============     ============

Net Asset Value Per Share--unlimited shares authorized, $.01 par value

                                                       Shares        Net Asset
Massachusetts Portfolio            Net Assets       Outstanding        Value
-------------------------------------------------------------------------------
Class A                           $56,295,768        5,197,558         $10.83*
Class B                           $45,837,683        4,240,072         $10.81
Class C                           $38,532,900        3,563,952         $10.81

Michigan Portfolio
-------------------------------------------------------------------------------
Class A                           $64,104,625        5,943,688         $10.79*
Class B                           $37,838,759        3,514,683         $10.77
Class C                           $42,965,536        3,990,043         $10.77


* The maximum offering price per share for Class A shares of Massachusetts Portfolio and Michigan Portfolio were $11.31 and $11.27, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 75


                                                   Minnesota        New Jersey
                                                  ============     ============
Assets
Investments in securities, at value (cost:
  $93,820,277 and $155,868,198, respectively)     $ 97,370,634     $163,768,894
Cash                                                    20,376               -0-
Unrealized appreciation of interest rate swap
  contracts                                                418              753
Interest receivable                                  1,491,798        2,530,913
Receivable for shares of beneficial interest
  sold                                                 184,549        1,037,689
                                                  ------------     ------------
Total assets                                        99,067,775      167,338,249
                                                  ------------     ------------
Liabilities
Due to cusodian                                             -0-          40,581
Unrealized depreciation of interest rate swap
  contracts                                             72,092           24,986
Dividends payable                                      140,394          227,777
Payable for shares of beneficial interest
  redeemed                                             122,294        1,116,071
Distribution fee payable                                44,546          100,673
Advisory fee payable                                    31,589           48,802
Transfer agent fee payable                               5,758           10,820
Administrative fee payable                                  -0-             265
Accrued expenses and other liabilities                 102,507          143,777
                                                  ------------     ------------
Total liabilities                                      519,180        1,713,752
                                                  ------------     ------------
Net Assets                                        $ 98,548,595     $165,624,497
                                                  ============     ============
Composition of Net Assets
Shares of beneficial interest, at par             $     97,548     $    168,824
Additional paid-in capital                          96,792,179      171,396,675
Distributions in excess of net investment
  income                                              (117,809)        (206,036)
Accumulated net realized loss on investment
  transactions                                      (1,702,006)     (13,611,429)
Net unrealized appreciation of investments           3,478,683        7,876,463
                                                  ------------     ------------
                                                  $ 98,548,595     $165,624,497
                                                  ============     ============


Net Asset Value Per Share--unlimited shares authorized, $.01 par value

                                                       Shares        Net Asset
Minnesota Portfolio                Net Assets       Outstanding        Value
-------------------------------------------------------------------------------
Class A                           $70,595,282        6,988,696         $10.10*
Class B                           $11,593,049        1,147,928         $10.10
Class C                           $16,360,264        1,618,201         $10.11

New Jersey Portfolio
-------------------------------------------------------------------------------
Class A                           $79,976,468        8,154,112          $9.81*
Class B                           $50,023,081        5,098,284          $9.81
Class C                           $35,624,948        3,629,973          $9.81


* The maximum offering price per share for Class A shares of Minnesota Portfolio and New Jersey Portfolio were $10.55 and $10.25, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.


76 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                      Ohio         Pennsylvania
                                                  ============     ============
Assets
Investments in securities, at value (cost:
  $178,045,282 and $143,599,919 respectively)     $183,781,979     $148,983,752
Cash                                                   175,088               -0-
Unrealized appreciation of interest rate swap
  contracts                                                753              669
Interest receivable                                  3,036,497        2,698,667
Receivable for shares of beneficial interest
  sold                                                 624,924          458,647
Receivable for investment securities sold              580,000            5,000
                                                  ------------     ------------
Total assets                                       188,199,241      152,146,735
                                                  ------------     ------------
Liabilities
Due to custodian                                            -0-          80,341
Unrealized depreciation of interest rate swap
  contracts                                            215,457           22,140
Payable for investment securities purchased          4,722,525               -0-
Payable for shares of beneficial interest
  redeemed                                             805,335          922,614
Dividends payable                                      240,099          196,734
Distribution fee payable                               109,849           86,983
Advisory fee payable                                    53,834           53,317
Transfer agent fee payable                              10,131           10,609
Administrative fee payable                                 448              495
Accrued expenses and other liabilities                 104,133          110,667
                                                  ------------     ------------
Total liabilities                                    6,261,811        1,483,900
                                                  ------------     ------------
Net Assets                                        $181,937,430     $150,662,835
                                                  ============     ============
Composition of Net Assets
Shares of beneficial interest, at par             $    181,346     $    144,361
Additional paid-in capital                         183,127,485      147,505,688
Distributions in excess of net investment
  income                                              (177,041)        (168,763)
Accumulated net realized loss on investment
  transactions                                      (6,716,353)      (2,180,813)
Net unrealized appreciation of investments           5,521,993        5,362,362
                                                  ------------     ------------
                                                  $181,937,430     $150,662,835
                                                  ============     ============

Net Asset Value Per Share--unlimited shares authorized, $.01 par value

                                                       Shares        Net Asset
Ohio Portfolio                     Net Assets       Outstanding        Value
-------------------------------------------------------------------------------
Class A                           $88,908,790        8,859,158         $10.04
Class B                           $47,909,989        4,777,747         $10.03
Class C                           $45,118,651        4,497,710         $10.03

Pennsylvania Portfolio
-------------------------------------------------------------------------------
Class A                           $79,221,142        7,591,319         $10.44
Class B                           $37,289,091        3,572,478         $10.44
Class C                           $34,152,602        3,272,274         $10.44


* The maximum offering price per share for Class A shares of Ohio Portfolio and Pennsylvania Portfolio were $10.49 and $10.90, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 77


                                                                     Virginia
                                                                   ============
Assets
Investment in securities, at value (cost $165,506,202)             $171,602,563
Cash                                                                     80,438
Unrealized appreciation of interest rate swap contracts                     669
Interest receivable                                                   2,637,221
Receivable for shares of beneficial interest sold                     1,430,643
Variation margin on futures contracts                                     2,031
                                                                   ------------
Total assets                                                        175,753,565
                                                                   ------------
Liabilities
Unrealized depreciation of interest rate swap contracts                  22,140
Payable for shares of beneficial interest redeemed                    1,044,838
Dividends payable                                                       252,034
Distribution fee payable                                                 93,900
Advisory fee payable                                                     35,631
Transfer agent fee payable                                                7,012
Accrued expenses and other liabilities                                   76,723
                                                                   ------------
Total liabilities                                                     1,532,278
                                                                   ------------
Net Assets                                                         $174,221,287
                                                                   ============
Composition of Net Assets
Shares of beneficial interest, at par                              $    162,173
Additional paid-in capital                                          170,905,882
Undistributed net investment income                                     102,062
Accumulated net realized loss on investment transactions             (2,989,904)
Net unrealized appreciation of investments                            6,041,074
                                                                   ------------
                                                                   $174,221,287
                                                                   ============

Net Asset Value Per Share--unlimited shares authorized, $.01 par value

                                                       Shares        Net Asset
Virginia Portfolio                 Net Assets       Outstanding        Value
-------------------------------------------------------------------------------
Class A                          $101,226,247        9,414,517         $10.75*
Class B                          $ 41,471,449        3,863,605         $10.73
Class C                          $ 31,523,591        2,939,224         $10.73


* The maximum offering price per share for Class A shares of Virginia Portfolio were $11.23 which reflects a sales charge of 4.25%.

See notes to financial statements.


78 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


STATEMENT OF OPERATIONS
Six Months Ended March 31, 2006 (unaudited)

                                                     Arizona          Florida
                                                  ============     ============
Investment Income
Interest                                          $  5,013,603     $  5,939,013
                                                  ------------     ------------
Expenses
Advisory fee                                           457,117          506,567
Distribution fee--Class A                              173,637          203,067
Distribution fee--Class B                              307,850          247,673
Distribution fee--Class C                              129,178          201,141
Transfer agency--Class A                                22,921           18,238
Transfer agency--Class B                                15,010            8,937
Transfer agency--Class C                                 5,495            5,801
Custodian                                               68,685           67,151
Administrative                                          38,000           38,000
Audit                                                   18,898           19,129
Legal                                                   15,094           13,976
Printing                                                12,561            8,460
Registration                                             6,719            8,258
Trustees' fees                                           1,500            1,600
Miscellaneous                                            8,191            7,184
                                                  ------------     ------------
Total expenses                                       1,280,856        1,355,182
Less: expenses waived and reimbursed
  by the Adviser (see Note B)                         (181,512)        (162,119)
Less: expense offset arrangement
  (see Note B)                                          (1,088)            (844)
                                                  ------------     ------------
Net expenses                                         1,098,256        1,192,219
                                                  ------------     ------------
Net investment income                                3,915,347        4,746,794
                                                  ------------     ------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
  Investment transactions                              355,304          677,502
  Futures contracts                                    183,815         (122,341)
  Swap contracts                                       (68,829)         (14,542)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                       (2,342,445)      (2,298,638)
  Futures contracts                                    (55,152)        (100,148)
  Swap contracts                                      (179,448)         (41,117)
                                                  ------------     ------------
Net loss on investment transactions                 (2,106,755)      (1,899,284)
                                                  ------------     ------------
Net Increase in Net Assets from
  Operations                                      $  1,808,592     $  2,847,510
                                                  ============     ============


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 79


                                                 Massachusetts       Michigan
                                                  ============     ============
Investment Income
Interest                                          $  3,534,264     $  3,591,743
                                                  ------------     ------------
Expenses
Advisory fee                                           314,448          325,282
Distribution fee--Class A                               81,956           91,486
Distribution fee--Class B                              241,195          201,429
Distribution fee--Class C                              184,393          216,468
Transfer agency--Class A                                13,652           16,960
Transfer agency--Class B                                14,002           12,889
Transfer agency--Class C                                 9,595           12,806
Custodian                                               63,452           68,453
Administrative                                          38,000           38,000
Audit                                                   18,462           20,719
Legal                                                   13,406           12,108
Printing                                                11,553           13,115
Registration                                             9,607            8,435
Trustees' fees                                           1,600            1,700
Miscellaneous                                            7,220            2,805
                                                  ------------     ------------
Total expenses                                       1,022,541        1,042,655
Less: expenses waived and reimbursed
  by the Adviser (see Note B)                         (150,655)         (38,000)
Less: expense offset arrangement
  (see Note B)                                            (980)          (1,120)
                                                  ------------     ------------
Net expenses                                           870,906        1,003,535
                                                  ------------     ------------
Net investment income                                2,663,358        2,588,208
                                                  ------------     ------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
  Investment transactions                              642,076          732,932
  Futures contracts                                     (9,184)              -0-
  Swap contracts                                         7,509           16,093
Net change in unrealized
  appreciation/depreciation of:
  Investments                                       (2,145,834)      (1,881,836)
  Futures contracts                                    (40,319)              -0-
  Swap contracts                                       (71,309)         (20,665)
                                                  ------------     ------------
Net loss on investment transactions                 (1,617,061)      (1,153,476)
                                                  ------------     ------------
Net Increase in Net Assets from
  Operations                                      $  1,046,297     $  1,434,732
                                                  ============     ============

See notes to financial statements.


80 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                   Minnesota        New Jersey
                                                  ============     ============
Investment Income
Interest                                          $  2,538,610     $  4,389,322
                                                  ------------     ------------
Expenses
Advisory fee                                           226,163          382,669
Distribution fee--Class A                              105,867          118,566
Distribution fee--Class B                               65,427          276,658
Distribution fee--Class C                               84,267          178,497
Transfer agency--Class A                                20,318           27,754
Transfer agency--Class B                                 4,328           21,339
Transfer agency--Class C                                 5,034           12,886
Custodian                                               60,714           86,950
Administrative                                          38,000           38,000
Audit                                                   15,022           16,246
Legal                                                   13,441           11,473
Printing                                                 6,533           16,724
Registration                                             4,441            5,749
Trustees' fees                                           1,500            1,400
Miscellaneous                                            5,887            8,315
                                                  ------------     ------------
Total expenses                                         656,942        1,203,226
Less: expenses waived and reimbursed by
  the Adviser (see Note B)                             (99,252)        (143,699)
Less: expense offset arrangement
  (see Note B)                                            (579)          (1,092)
                                                  ------------     ------------
Net expenses                                           557,111        1,058,435
                                                  ------------     ------------
Net investment income                                1,981,499        3,330,887
                                                  ------------     ------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
  Investment transactions                              172,085          957,460
  Futures contracts                                         -0-         324,770
  Swap contracts                                        10,200         (130,182)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                         (999,048)      (2,487,011)
  Futures contracts                                         -0-        (118,986)
  Swap contracts                                       (71,754)         (26,448)
                                                  ------------     ------------
Net loss on investment transactions                   (888,517)      (1,480,397)
                                                  ------------     ------------
Net Increase in Net Assets from
  Operations                                      $  1,092,982     $  1,850,490
                                                  ============     ============


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 81

                                                      Ohio         Pennsylvania
                                                  ============     ============
Investment Income
Interest                                          $  4,639,222     $  3,854,370
                                                  ------------     ------------
Expenses
Advisory fee                                           419,573          347,407
Distribution fee--Class A                              131,057          119,402
Distribution fee--Class B                              262,151          199,494
Distribution fee--Class C                              233,376          174,521
Transfer agency--Class A                                25,048           25,178
Transfer agency--Class B                                16,934           13,759
Transfer agency--Class C                                13,822           11,411
Custodian                                               69,506           57,200
Administrative                                          38,000           38,000
Printing                                                19,293           11,958
Audit                                                   18,065           13,601
Legal                                                   14,761           12,869
Registration                                             5,850           12,142
Trustees' fees                                           2,100            1,600
Miscellaneous                                            7,773            7,188
                                                  ------------     ------------
Total expenses                                       1,277,309        1,045,730
Less: expenses waived and reimbursed by
  the Adviser (see Note B)                            (136,587)         (49,528)
Less: expense offset arrangement
  (see Note B)                                          (1,327)            (971)
                                                  ------------     ------------
Net expenses                                         1,139,395          995,231
                                                  ------------     ------------
Net investment income                                3,499,827        2,859,139
                                                  ------------     ------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain on:
  Investment transactions                              562,904          247,935
  Futures contracts                                     40,917               -0-
  Swap contracts                                         7,234            7,202
Net change in unrealized
  appreciation/depreciation of:
  Investments                                       (2,170,323)      (1,569,014)
  Futures contracts                                    (33,607)              -0-
  Swap contracts                                      (230,029)         (32,959)
                                                  ------------     ------------
Net loss on investment transactions                 (1,822,904)      (1,346,836)
                                                  ------------     ------------
Net Increase in Net Assets from
  Operations                                      $  1,676,923     $  1,512,303
                                                  ============     ============


See notes to financial statements.


82 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                                     Virginia
                                                                   ============
Investment Income
Interest                                                           $  4,341,623
                                                                   ------------
Expenses
Advisory fee                                                            384,499
Distribution fee--Class A                                               143,560
Distribution fee--Class B                                               223,064
Distribution fee--Class C                                               152,842
Transfer agency--Class A                                                 22,341
Transfer agency--Class B                                                 11,550
Transfer agency--Class C                                                  7,387
Custodian                                                                61,512
Administrative                                                           38,000
Audit                                                                    17,800
Printing                                                                 14,247
Legal                                                                    13,298
Registration                                                              5,701
Trustees' fees                                                            1,400
Miscellaneous                                                             7,281
                                                                   ------------
Total expenses                                                        1,104,482
Less: expenses waived and reimbursed by the Adviser
  (see Note B)                                                         (225,351)
Less: expense offset arrangement (see Note B)                              (799)
                                                                   ------------
Net expenses                                                            878,332
                                                                   ------------
Net investment income                                                 3,463,291
                                                                   ------------
Realized and Unrealized Gain (Loss) on Investment
Transactions
Net realized gain (loss) on:
  Investment transactions                                               (51,012)
  Futures contracts                                                     (63,705)
  Swap contracts                                                          9,475
Net change in unrealized appreciation/depreciation of:
  Investments                                                          (868,454)
  Futures contracts                                                     (17,816)
  Swap contracts                                                        (27,223)
                                                                   ------------
Net loss on investment transactions                                  (1,018,735)
                                                                   ------------
Net Increase in Net Assets from Operations                         $  2,444,556
                                                                   ============


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 83


STATEMENT OF CHANGES IN NET ASSETS

                                                            Arizona
                                                ===============================
                                                   Six Months
                                                     Ended         Year Ended
                                                March 31, 2006    September 30,
                                                  (unaudited)          2005
                                                ==============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    3,915,347   $    7,437,553
Net realized gain on investment
  transactions                                         470,290        1,717,335
Net change in unrealized
  appreciation/depreciation of
  investments                                       (2,577,045)          26,873
                                                --------------   --------------
Net increase in net assets from
  operations                                         1,808,592        9,181,761
Dividends to Shareholders from
Net investment income
  Class A                                           (2,411,343)      (4,128,486)
  Class B                                           (1,070,880)      (2,535,386)
  Class C                                             (449,069)        (783,563)
Transactions in Shares of
Beneficial Interest
Net increase                                         9,624,929       12,193,038
                                                --------------   --------------
Total increase                                       7,502,229       13,927,364
Net Assets
Beginning of period                                199,884,571      185,957,207
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(223,443) and $(207,498),
  respectively)                                 $  207,386,800   $  199,884,571
                                                ==============   ==============

See notes to financial statements.


84 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           Florida
                                                ===============================
                                                  Six Months
                                                     Ended         Year Ended
                                                March 31, 2006    September 30,
                                                  (unaudited)         2005
                                                ==============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    4,746,794   $    9,204,863
Net realized gain on investment
  transactions                                         540,619        1,516,604
Net change in unrealized
  appreciation/depreciation of
  investments                                       (2,439,903)        (889,013)
                                                --------------   --------------
Net increase in net assets from
  operations                                         2,847,510        9,832,454
Dividends to Shareholders from
Net investment income
  Class A                                           (3,052,572)      (4,995,087)
  Class B                                             (943,165)      (2,662,613)
  Class C                                             (764,966)      (1,551,635)
Transactions in Shares of
Beneficial Interest
Net increase                                         2,626,570          898,587
                                                --------------   --------------
Total increase                                         713,377        1,521,706
Net Assets
Beginning of period                                221,487,133      219,965,427
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(268,560) and $(254,651)
  respectively)                                 $  222,200,510   $  221,487,133
                                                ==============   ==============


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 85

                                                         Massachusetts
                                                ===============================
                                                  Six Months
                                                    Ended          Year Ended
                                                March 31, 2006    September 30,
                                                 (unaudited)          2005
                                                ==============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    2,663,358   $    5,243,913
Net realized gain on investment
  transactions                                         640,401        1,186,775
Net change in unrealized
  appreciation/depreciation of
  investments                                       (2,257,462)        (756,714)
                                                --------------   --------------
Net increase in net assets from
  operations                                         1,046,297        5,673,974
Dividends to Shareholders from
Net investment income
  Class A                                           (1,156,091)      (1,900,538)
  Class B                                             (856,708)      (2,117,577)
  Class C                                             (654,197)      (1,271,360)
Transactions in Shares of
Beneficial Interest
Net increase (decrease)                              4,259,729       (1,134,517)
                                                --------------   --------------
Total increase (decrease)                            2,639,030         (750,018)
Net Assets
Beginning of period                                138,027,321      138,777,339
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(148,928) and $(145,290),
  respectively)                                 $  140,666,351   $  138,027,321
                                                ==============   ==============


See notes to financial statements.


86 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                          Michigan
                                                ===============================
                                                  Six Months
                                                     Ended         Year Ended
                                                March 31, 2006    September 30,
                                                 (unaudited)          2005
                                                ==============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    2,588,208   $    5,165,876
Net realized gain on investment
  transactions                                         749,025        1,502,788
Net change in unrealized
  appreciation/depreciation of
  investments                                       (1,902,501)        (287,093)
                                                --------------   --------------
Net increase in net assets from
  operations                                         1,434,732        6,381,571
Dividends to Shareholders from
Net investment income
  Class A                                           (1,218,652)      (2,048,050)
  Class B                                             (665,048)      (1,583,188)
  Class C                                             (717,086)      (1,567,468)
Net realized gain on investments
  Class A                                              (57,135)              -0-
  Class B                                              (37,261)              -0-
  Class C                                              (39,589)              -0-
Transactions in Shares of
Beneficial Interest
Net increase                                         6,832,766        1,844,200
                                                --------------   --------------
Total increase                                       5,532,727        3,027,065
Net Assets
Beginning of period                                139,376,193      136,349,128
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(162,312) and $(149,734),
  respectively)                                 $  144,908,920   $  139,376,193
                                                ==============   ==============


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 87

                                                          Minnesota
                                                ===============================
                                                  Six Months
                                                     Ended         Year Ended
                                                March 31, 2006    September 30,
                                                 (unaudited)          2005
                                                ==============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    1,981,499   $    3,874,918
Net realized gain on investment
  transactions                                         182,285          252,581
Net change in unrealized
  appreciation/depreciation of
  investments                                       (1,070,802)         254,911
                                                --------------   --------------
Net increase in net assets from
  operations                                         1,092,982        4,382,410
Dividends to Shareholders from
Net investment income
  Class A                                           (1,471,567)      (2,767,647)
  Class B                                             (226,728)        (544,815)
  Class C                                             (291,695)        (564,193)
Transactions in Shares of
Beneficial Interest
Net increase (decrease)                             (1,305,747)       2,020,229
                                                --------------   --------------
Total increase (decrease)                           (2,202,755)       2,525,984
Net Assets
Beginning of period                                100,751,350       98,225,366
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(117,809) and $(109,318),
  respectively)                                 $   98,548,595   $  100,751,350
                                                ==============   ==============

See notes to financial statements.


88 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           New Jersey
                                                ===============================
                                                  Six Months
                                                     Ended         Year Ended
                                                March 31, 2006    September 30,
                                                 (unaudited)          2005
                                                ==============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    3,330,887   $    7,154,352
Net realized gain on investment
  transactions                                       1,152,048        1,135,308
Net change in unrealized
  appreciation/depreciation of
  investments                                       (2,632,445)         216,483
                                                --------------   --------------
Net increase in net assets from
  operations                                         1,850,490        8,506,143
Dividends to Shareholders from
Net investment income
  Class A                                           (1,706,079)      (3,280,121)
  Class B                                             (999,610)      (2,637,795)
  Class C                                             (646,038)      (1,323,005)
Transactions in Shares of
Beneficial Interest
Net decrease                                        (4,429,359)     (27,635,191)
                                                --------------   --------------
Total decrease                                      (5,930,596)     (26,369,969)
Net Assets
Beginning of period                                171,555,093      197,925,062
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(206,036) and $(185,196),
  respectively)                                 $  165,624,497   $  171,555,093
                                                ==============   ==============


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 89

                                                             Ohio
                                                ===============================
                                                  Six Months
                                                     Ended         Year Ended
                                                March 31, 2006    September 30,
                                                 (unaudited)          2005
                                                ==============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    3,499,827   $    7,368,221
Net realized gain on investment
  transactions                                         611,055          575,008
Net change in unrealized
  appreciation/depreciation of
  investments                                       (2,433,959)         201,731
                                                --------------   --------------
Net increase in net assets from
  operations                                         1,676,923        8,144,960
Dividends to Shareholders from
Net investment income
  Class A                                           (1,807,552)      (3,437,306)
  Class B                                             (901,916)      (2,219,109)
  Class C                                             (802,930)      (1,669,222)
Transactions in Shares of
Beneficial  Interest
Net decrease                                        (4,696,767)      (8,887,469)
                                                --------------   --------------
Total decrease                                      (6,532,242)      (8,068,146)
Net Assets
Beginning of period                                188,469,672      196,537,818
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(177,041) and $(164,470),
  respectively)                                 $  181,937,430   $  188,469,672
                                                ==============   ==============


See notes to financial statements.


90 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                          Pennsylvania
                                                ===============================
                                                  Six Months
                                                    Ended          Year Ended
                                                March 31, 2006    September 30,
                                                 (unaudited)          2005
                                                ==============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    2,859,139   $    6,128,191
Net realized gain on investment
  transactions                                         255,137        2,167,675
Net change in unrealized
  appreciation/depreciation of
  investments                                       (1,601,973)      (1,445,750)
                                                --------------   --------------
Net increase in net assets from
  operations                                         1,512,303        6,850,116
Dividends to Shareholders from
Net investment income
  Class A                                           (1,616,605)      (3,168,680)
  Class B                                             (668,570)      (1,703,571)
  Class C                                             (585,499)      (1,220,485)
Transactions in Shares of
Beneficial Interest
Net decrease                                        (2,915,352)     (11,672,434)
                                                --------------   --------------
Total decrease                                      (4,273,723)     (10,915,054)
Net Assets
Beginning of period                                154,936,558      165,851,612
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(168,763) and $(157,228),
  respectively)                                 $  150,662,835   $  154,936,558
                                                ==============   ==============


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 91

                                                           Virginia
                                                ===============================
                                                 Six Months
                                                    Ended          Year Ended
                                                March 31, 2006    September 30,
                                                 (unaudited)          2005
                                                ==============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    3,463,291   $    6,676,372
Net realized gain (loss) on investment
  transactions                                        (105,242)       1,112,181
Net change in unrealized
  appreciation/depreciation of
  investments                                         (913,493)        (400,972)
                                                --------------   --------------
Net increase in net assets from
  operations                                         2,444,556        7,387,581
Dividends to Shareholders from
Net investment income
  Class A                                           (2,093,427)      (3,470,089)
  Class B                                             (821,610)      (2,174,673)
  Class C                                             (561,496)      (1,075,706)
Transactions in Shares of
Beneficial  Interest
Net increase                                        10,747,711        5,117,842
                                                --------------   --------------
Total increase                                       9,715,734        5,784,955
Net Assets
Beginning of period                                164,505,553      158,720,598
                                                --------------   --------------
End of period (including undistributed net
  investment income of $102,062 and
  $115,304, respectively)                       $  174,221,287   $  164,505,553
                                                ==============   ==============


See notes to financial statements.


92 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


NOTES TO FINANCIAL STATEMENTS
March 31, 2006 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund II (the "Fund"), which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as an open-end management investment company. The Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio and New Jersey Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 93


such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price; the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein, L.P. (prior to February 24, 2006 known as Alliance Capital Management, L.P.) (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains to its shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.


94 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Taxes accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. As described more fully in the prospectus for the Portfolios, each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their relative net assets.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the average daily net assets of each Portfolio. Prior to September 7, 2004, the Fund paid the Adviser an advisory fee at an annual rate of .625% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 95


The Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses on an annual basis as follows:

Portfolios                        Class A          Class B          Class C
-----------------------------------------------------------------------------
Arizona                            0.78%            1.48%            1.48%
Florida                            0.78%            1.48%            1.48%
Massachusetts                      0.82%            1.52%            1.52%
Michigan                           1.01%            1.71%            1.71%
Minnesota                          0.90%            1.60%            1.60%
New Jersey                         0.87%            1.57%            1.57%
Ohio                               0.85%            1.55%            1.55%
Pennsylvania                       0.95%            1.65%            1.65%
Virginia                           0.72%            1.42%            1.42%

For the six months ended March 31, 2006, the Adviser has voluntarily agreed to waive a portion of its advisory fees. The aggregate amounts of such fee waivers were as follows: Arizona Portfolio, $181,512; Florida Portfolio, $162,119; Massachusetts Portfolio, $150,655; Michigan Portfolio, $0; Minnesota Portfolio, $61,252; New Jersey Portfolio, $143,699; Ohio Portfolio, $136,587; Pennsylvania Portfolio, $49,528; and Virginia Portfolio, $187,351.

Pursuant to the advisory agreement, the Arizona, Florida, Massachusetts, New Jersey, Ohio and Pennsylvania Portfolios each paid $38,000 to the Adviser representing the cost of certain legal and accounting services provided to these Portfolios by the Adviser for the six months ended March 31, 2006. Additionally, the Adviser voluntarily agreed to waive all such fees for the Michigan, Minnesota and Virginia Portfolios in the aggregate amount of $38,000 for each of these Portfolios.

Each Portfolio compensates AllianceBernstein Investor Services, Inc. (prior to February 24, 2006 known as Alliance Global Investor Services, Inc.) ("ABIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement, for providing personnel and facilities to perform transfer agency services for each Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended March 31, 2006, such compensation retained by ABIS amounted to: Arizona Portfolio, $19.429; Florida Portfolio, $17,457; Massachusetts Portfolio, $17,967; Michigan Portfolio, $24,554; Minnesota Portfolio, $14,671; New Jersey Portfolio, $28,631; Ohio Portfolio, $25,087; Pennsylvania Portfolio, $25,814; and Virginia Portfolio, $18,449.

For the six months ended March 31, 2006, each Portfolio's expenses were reduced under an expense offset arrangement with ABIS, as follows: Arizona Portfolio, by $1,088; Florida Portfolio, by $844; Massachusetts Portfolio, by $980; Michigan Portfolio, by $1,120; Minnesota Portfolio, by $579; New Jersey


96 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Portfolio, by $1,092; Ohio Portfolio, by $1,327; Pennsylvania Portfolio, by $971; and Virginia Portfolio, by $799.

AllianceBernstein Investments, Inc. (prior to February 24, 2006 known as AllianceBernstein Investment Research and Management, Inc.), (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended March 31, 2006 as follows:

                      Front End          Contingent Deferred Sales Charges
                    Sales Charges   -------------------------------------------
Portfolio              Class A        Class A        Class B        Class C
-------------------------------------------------------------------------------
Arizona               $ 23,281          $   2       $  8,846        $ 4,588
Florida                 12,369              9         14,555          2,485
Massachusetts            6,531             -0-         8,124            189
Michigan                 6,611             -0-        10,108          5,931
Minnesota                4,291             -0-         3,790            416
New Jersey               5,439             -0-         7,541            612
Ohio                     8,491             -0-        16,056          2,264
Pennsylvania             5,446             -0-         3,321            355
Virginia                11,821            345          7,633            459


NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                         Class B          Class C
-------------------------------------------------------------------------------
Arizona                                         $4,119,804       $1,215,961
Florida                                          4,280,604        2,686,474
Massachusetts                                    3,875,519        2,752,752
Michigan                                         3,468,955        3,309,024
Minnesota                                        2,749,157        2,145,279
New Jersey                                       5,664,355        2,791,704
Ohio                                             4,795,618        2,951,539
Pennsylvania                                     3,860,543        2,645,186
Virginia                                         4,011,320        1,969,246


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 97


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2006 were as follows:

Portfolio                                       Purchases          Sales
-------------------------------------------------------------------------------
Arizona                                       $ 26,683,490     $ 23,673,518
Florida                                         29,375,654       12,517,980
Massachusetts                                   18,543,344       23,463,771
Michigan                                        17,879,532       14,163,310
Minnesota                                        7,191,631        8,385,530
New Jersey                                       1,025,975       13,061,176
Ohio                                             5,536,943       16,270,502
Pennsylvania                                    19,635,959       22,723,212
Virginia                                        47,709,394       40,272,837


There were no purchases or sales of U.S. government and government agency obligations during the period.

At March 31, 2006, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows (excluding futures and swap contracts):

                                      Gross          Gross
                                   Unrealized      Unrealized    Net Unrealized
Portfolio           Tax Cost      Appreciation    Depreciation    Appreciation
-------------------------------------------------------------------------------
Arizona           $199,201,241     $5,953,484       $821,618       $5,131,866
Florida            210,832,835      8,302,631        375,855        7,926,776
Massachusetts      133,628,505      5,975,223        476,254        5,498,969
Michigan           138,870,223      4,819,709        511,757        4,307,952
Minnesota           93,820,277      3,671,712        121,355        3,550,357
New Jersey         155,868,198      8,029,181        128,485        7,900,696
Ohio               178,045,282      6,060,784        324,087        5,736,697
Pennsylvania       143,599,919      5,920,466        536,633        5,383,833
Virginia           165,506,202      6,543,022        446,661        6,096,361

1. Swap Agreements

The Portfolios may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount


98 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Portfolios accrue for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swaps contracts on the statements of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

The Portfolios may enter into credit default swaps. The Portfolios may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract") or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to buy/(sell) from/(to) the counterparty at the notional amount (the "Notional Amount") and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract ("Maximum Payout Amount"). During the term of the swap agreement, the Portfolio receives/(pays) semi-annual fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose its investment. In addition, if the Portfolio is a seller and a credit event occurs, the value of the referenced obliga-


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 99


tion received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Portfolio.

2. Financial Futures Contracts

The Portfolios may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolios bear the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of securities hedged or used to cover.

At the time the Portfolios enter into a futures contract, the Portfolios deposit and maintain as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risk may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
                   March 31, 2006  September 30, March 31, 2006   September 30,
Arizona Portfolio    (unaudited)       2005       (unaudited)         2005
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold            1,853,765     3,113,599    $ 20,415,467    $ 34,510,747
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              135,275       265,134       1,491,240       2,937,022
-------------------------------------------------------------------------------
Shares converted
  from Class B           143,848       581,305       1,581,782       6,441,636
-------------------------------------------------------------------------------
Shares redeemed       (1,015,892)   (1,959,807)    (11,182,570)    (21,672,509)
-------------------------------------------------------------------------------
Net increase           1,116,996     2,000,231    $ 12,305,919    $ 22,216,896
===============================================================================


100 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
                   March 31, 2006  September 30, March 31, 2006   September 30,
Arizona Portfolio    (unaudited)       2005       (unaudited)         2005
-----------------    ------------  ------------  --------------  --------------
Class B
Shares sold              124,084       347,941    $  1,364,565    $  3,851,908
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               64,538       174,462         710,304       1,929,149
-------------------------------------------------------------------------------
Shares converted
  to Class A            (144,081)     (582,252)     (1,581,782)     (6,441,636)
-------------------------------------------------------------------------------
Shares redeemed         (424,205)   (1,248,248)     (4,665,533)    (13,807,130)
-------------------------------------------------------------------------------
Net decrease            (379,664)   (1,308,097)   $ (4,172,446)   $(14,467,709)
===============================================================================

Class C
Shares sold              268,542       753,354    $  2,952,142    $  8,347,411
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               29,291        50,413         322,288         557,696
-------------------------------------------------------------------------------
Shares redeemed         (162,186)     (403,172)     (1,782,974)     (4,461,256)
-------------------------------------------------------------------------------
Net increase             135,647       400,595    $  1,491,456    $  4,443,851
===============================================================================

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
                   March 31, 2006  September 30, March 31, 2006   September 30,
Florida Portfolio    (unaudited)       2005       (unaudited)         2005
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold            1,917,012     3,054,191    $ 19,648,204    $ 31,538,480
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              173,112       277,465       1,776,654       2,860,377
-------------------------------------------------------------------------------
Shares converted
  from Class B           293,779     1,201,167       3,008,326      12,402,455
-------------------------------------------------------------------------------
Shares redeemed       (1,316,047)   (2,036,995)    (13,512,878)    (20,972,424)
-------------------------------------------------------------------------------
Net increase           1,067,856     2,495,828    $ 10,920,306    $ 25,828,888
===============================================================================

Class B
Shares sold              133,607       395,639    $  1,370,510    $  4,081,616
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               59,646       171,181         612,243       1,764,739
-------------------------------------------------------------------------------
Shares converted
  to Class A            (293,664)   (1,200,412)     (3,008,326)    (12,402,455)
-------------------------------------------------------------------------------
Shares redeemed         (736,158)   (1,846,855)     (7,545,993)    (19,026,418)
-------------------------------------------------------------------------------
Net decrease            (836,569)   (2,480,447)   $ (8,571,566)   $(25,582,518)
===============================================================================


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 101


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
                    March 31, 2006  September 30, March 31, 2006  September 30,
Florida Portfolio    (unaudited)       2005        (unaudited)        2005
-----------------    ------------  ------------  --------------  --------------
Class C
Shares sold              345,456       558,919    $  3,543,428    $  5,767,085
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               47,674        96,268         489,422         992,651
-------------------------------------------------------------------------------
Shares redeemed         (366,314)     (592,144)     (3,755,020)     (6,107,519)
-------------------------------------------------------------------------------
Net increase              26,816        63,043    $    277,830    $    652,217
===============================================================================

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
Massachusetts      March 31, 2006  September 30, March 31, 2006   September 30,
Portfolio            (unaudited)        2005      (unaudited)          2005
--------------       ------------  ------------  --------------  --------------
Class A
Shares sold              653,877     1,113,609    $  7,125,844    $ 12,245,067
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               72,512       123,249         790,894       1,354,163
-------------------------------------------------------------------------------
Shares converted
  from Class B            87,749       537,902         954,252       5,914,420
-------------------------------------------------------------------------------
Shares redeemed         (456,636)     (573,238)     (4,973,847)     (6,289,262)
-------------------------------------------------------------------------------
Net increase             357,502     1,201,522    $  3,897,143    $ 13,224,388
===============================================================================

Class B
Shares sold              124,482       285,376    $  1,353,413    $  3,124,965
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               60,206       148,378         655,410       1,626,839
-------------------------------------------------------------------------------
Shares converted
  to Class A             (87,911)     (538,867)       (954,252)     (5,914,420)
-------------------------------------------------------------------------------
Shares redeemed         (446,835)   (1,120,985)     (4,860,283)    (12,282,946)
-------------------------------------------------------------------------------
Net decrease            (350,058)   (1,226,098)   $ (3,805,712)   $(13,445,562)
===============================================================================

Class C
Shares sold              519,608       403,369    $  5,649,460    $  4,423,251
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               44,916        87,872         489,021         963,499
-------------------------------------------------------------------------------
Shares redeemed         (181,081)     (574,758)     (1,970,183)     (6,300,093)
-------------------------------------------------------------------------------
Net increase
  (decrease)             383,443       (83,517)   $  4,168,298    $   (913,343)
===============================================================================


102 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
Michigan           March 31, 2006  September 30, March 31, 2006   September 30,
Portfolio            (unaudited)       2005        (unaudited)        2005
-----------          ------------  ------------  --------------  --------------
Class A
Shares sold            1,189,430     1,427,432    $ 12,873,806    $ 15,559,730
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               92,070       142,408         997,994       1,551,292
-------------------------------------------------------------------------------
Shares converted
  from Class B            49,099       130,504         531,784       1,419,836
-------------------------------------------------------------------------------
Shares redeemed         (406,424)     (885,446)     (4,394,309)     (9,645,744)
-------------------------------------------------------------------------------
Net increase             924,175       814,898    $ 10,009,275    $  8,885,114
===============================================================================

Class B
Shares sold              100,728       264,822    $  1,087,784    $  2,879,800
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               50,315       113,996         544,282       1,239,254
-------------------------------------------------------------------------------
Shares converted
  to Class A             (49,190)     (130,719)       (531,784)     (1,419,836)
-------------------------------------------------------------------------------
Shares redeemed         (408,343)     (845,977)     (4,415,890)     (9,199,199)
-------------------------------------------------------------------------------
Net decrease            (306,490)     (597,878)   $ (3,315,608)   $ (6,499,981)
===============================================================================

Class C
Shares sold              251,049       654,424    $  2,713,571    $  7,118,899
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               56,368       120,364         610,143       1,308,696
-------------------------------------------------------------------------------
Shares redeemed         (294,889)     (824,478)     (3,184,615)     (8,968,528)
-------------------------------------------------------------------------------
Net increase
  (decrease)              12,528       (49,690)   $    139,099    $   (540,933)
===============================================================================

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
Minnesota          March 31, 2006  September 30, March 31, 2006   September 30,
Portfolio            (unaudited)       2005       (unaudited)         2005
-----------          ------------  ------------  --------------  --------------
Class A
Shares sold              525,585     1,005,853    $  5,334,469    $ 10,290,189
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               73,531       143,633         747,369       1,468,164
-------------------------------------------------------------------------------
Shares converted
  from Class B            53,407        95,260         542,213         972,353
-------------------------------------------------------------------------------
Shares redeemed         (450,529)     (853,580)     (4,574,151)     (8,730,657)
-------------------------------------------------------------------------------
Net increase             201,994       391,166    $  2,049,900    $  4,000,049
===============================================================================


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 103


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
Minnesota           March 31, 2006  September 30, March 31, 2006   September 30,
Portfolio             (unaudited)      2005       (unaudited)          2005
-----------          ------------  ------------  --------------  --------------
Class B
Shares sold                5,964        59,851    $     55,366    $    610,556
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               14,562        37,033         147,934         378,375
-------------------------------------------------------------------------------
Shares converted
  to Class A             (53,421)      (95,282)       (542,213)       (972,353)
-------------------------------------------------------------------------------
Shares redeemed         (234,636)     (260,907)     (2,376,150)     (2,665,925)
-------------------------------------------------------------------------------
Net decrease            (267,531)     (259,305)   $ (2,715,063)   $ (2,649,347)
===============================================================================

Class C
Shares sold              145,211       247,982    $  1,475,340    $  2,537,909
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               16,826        40,700         171,245         416,410
-------------------------------------------------------------------------------
Shares redeemed         (225,238)     (223,533)     (2,287,169)     (2,284,792)
-------------------------------------------------------------------------------
Net increase
  (decrease)             (63,201)       65,149    $   (640,584)   $    669,527
===============================================================================

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
New Jersey          March 31, 2006  September 30, March 31, 2006  September 30,
Portfolio            (unaudited)       2005       (unaudited)         2005
-----------          ------------  ------------  --------------  --------------
Class A
Shares sold              640,313       698,884    $  6,307,308    $  6,934,437
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              108,935       212,447       1,074,555       2,109,626
-------------------------------------------------------------------------------
Shares converted
  from Class B           243,331       852,780       2,394,605       8,474,476
-------------------------------------------------------------------------------
Shares redeemed         (677,323)   (1,668,847)     (6,676,040)    (16,555,950)
-------------------------------------------------------------------------------
Net increase             315,256        95,264    $  3,100,428    $    962,589
===============================================================================

Class B
Shares sold              121,040       363,143    $  1,194,406    $  3,606,473
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               80,391       208,665         793,192       2,071,969
-------------------------------------------------------------------------------
Shares converted
  to Class A            (243,295)     (852,370)     (2,394,605)     (8,474,476)
-------------------------------------------------------------------------------
Shares redeemed         (789,956)   (2,309,239)     (7,783,620)    (22,929,685)
-------------------------------------------------------------------------------
Net decrease            (831,820)   (2,589,801)   $ (8,190,627)   $(25,725,719)
===============================================================================


104 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
New Jersey         March 31, 2006  September 30, March 31, 2006    September 30,
Portfolio            (unaudited)       2005       (unaudited)          2005
-----------          ------------  ------------  --------------  --------------
Class C
Shares sold              239,861       303,012    $  2,364,448    $  3,014,021
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               46,097        99,506         455,082         988,708
-------------------------------------------------------------------------------
Shares redeemed         (218,777)     (692,695)     (2,158,690)     (6,874,790)
-------------------------------------------------------------------------------
Net increase
  (decrease)              67,181      (290,177)   $    660,840    $ (2,872,061)
===============================================================================

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
                    March 31, 2006  September 30, March 31, 2006  September 30,
Ohio Portfolio       (unaudited)       2005       (unaudited)         2005
--------------       ------------  ------------  --------------  --------------
Class A
Shares sold              809,579     1,499,480    $  8,177,073    $ 15,258,582
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              132,346       261,022       1,336,762       2,657,680
-------------------------------------------------------------------------------
Shares converted
  from Class B           220,045       511,564       2,217,767       5,209,768
-------------------------------------------------------------------------------
Shares redeemed         (763,438)   (1,555,717)     (7,701,869)    (15,860,873)
-------------------------------------------------------------------------------
Net increase             398,532       716,349    $  4,029,733    $  7,265,157
===============================================================================

Class B
Shares sold              110,813       338,582    $  1,115,919    $  3,441,546
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               66,864       176,471         674,728       1,794,778
-------------------------------------------------------------------------------
Shares converted
  to Class A            (220,179)     (511,963)     (2,217,767)     (5,209,768)
-------------------------------------------------------------------------------
Shares redeemed         (621,605)   (1,512,207)     (6,266,184)    (15,387,457)
-------------------------------------------------------------------------------
Net decrease            (664,107)   (1,509,117)   $ (6,693,304)   $(15,360,901)
===============================================================================

Class C
Shares sold              190,422       679,901    $  1,921,021    $  6,922,394
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               57,154       120,262         577,016       1,223,960
-------------------------------------------------------------------------------
Shares redeemed         (449,497)     (880,040)     (4,531,233)     (8,938,079)
-------------------------------------------------------------------------------
Net decrease            (201,921)      (79,877)   $ (2,033,196)   $   (791,725)
===============================================================================


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 105


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
Pennsylvania       March 31, 2006  September 30, March 31, 2006   September 30,
Portfolio            (unaudited)       2005       (unaudited)         2005
--------------       ------------  ------------  --------------  --------------
Class A
Shares sold              454,627       720,496    $  4,771,562    $  7,598,951
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              116,068       225,234       1,218,225       2,377,548
-------------------------------------------------------------------------------
Shares converted
  from Class B           169,472       567,538       1,774,429       5,992,252
-------------------------------------------------------------------------------
Shares redeemed         (602,154)   (1,133,334)     (6,306,660)    (11,941,959)
-------------------------------------------------------------------------------
Net increase             138,013       379,934    $  1,457,556    $  4,026,792
===============================================================================

Class B
Shares sold               74,720       220,882    $    783,430    $  2,332,381
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               51,641       129,930         542,077       1,371,107
-------------------------------------------------------------------------------
Shares converted
  to Class A            (169,390)     (567,461)     (1,774,429)     (5,992,252)
-------------------------------------------------------------------------------
Shares redeemed         (350,230)   (1,117,373)     (3,675,231)    (11,785,503)
-------------------------------------------------------------------------------
Net decrease            (393,259)   (1,334,022)   $ (4,124,153)   $(14,074,267)
===============================================================================

Class C
Shares sold              199,790       295,817    $  2,094,571    $  3,115,893
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               39,298        83,409         412,464         880,384
-------------------------------------------------------------------------------
Shares redeemed         (262,771)     (533,727)     (2,755,790)     (5,621,236)
-------------------------------------------------------------------------------
Net decrease             (23,683)     (154,501)   $   (248,755)   $ (1,624,959)
===============================================================================

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
Virginia            March 31, 2006  September 30, March 31, 2006  September 30,
Portfolio             (unaudited)      2005        (unaudited)        2005
--------------       ------------  ------------  --------------  --------------
Class A
Shares sold            1,460,480     1,852,144    $ 15,781,793    $ 20,080,730
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              137,724       225,838       1,490,024       2,448,903
-------------------------------------------------------------------------------
Shares converted
  from Class B           223,073     1,040,313       2,405,001      11,278,931
-------------------------------------------------------------------------------
Shares redeemed         (598,527)     (878,123)     (6,468,791)     (9,519,221)
-------------------------------------------------------------------------------
Net increase           1,222,750     2,240,172    $ 13,208,027    $ 24,289,343
===============================================================================


106 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
Virginia            March 31, 2006  September 30, March 31, 2006   September 30,
Portfolio            (unaudited)       2005        (unaudited)         2005
--------------       ------------  ------------  --------------  --------------
Class B
Shares sold              101,358       246,812    $  1,093,419    $  2,669,914
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               62,132       165,916         670,938       1,794,786
-------------------------------------------------------------------------------
Shares converted
  to Class A            (223,457)   (1,042,236)     (2,405,001)    (11,278,931)
-------------------------------------------------------------------------------
Shares redeemed         (381,728)   (1,203,697)     (4,116,816)    (13,017,637)
-------------------------------------------------------------------------------
Net decrease            (441,695)   (1,833,205)   $ (4,757,460)   $(19,831,868)
===============================================================================

Class C
Shares sold              370,753       520,792    $  4,000,101    $  5,635,955
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               44,630        85,500         481,637         924,567
-------------------------------------------------------------------------------
Shares redeemed         (202,297)     (547,340)     (2,184,594)     (5,900,155)
-------------------------------------------------------------------------------
Net increase             213,086        58,952    $  2,297,144    $    660,367
===============================================================================

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2006.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 107


NOTE G

Distributions To Shareholders

The tax character of distributions to be paid for the year ending September 30, 2006 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004 were as follows:

Arizona Portfolio                                 2005             2004
                                              ============     ============
Distributions paid from:
  Tax-exempt income                           $  7,400,654     $  8,726,911
  Ordinary income                                   46,781            1,347
                                              ------------     ------------
Total distributions paid                      $  7,447,435     $  8,728,258
                                              ============     ============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $ (1,048,274)(a)
Unrealized appreciation/(depreciation)                            7,451,451(b)
                                                               ------------
Total accumulated earnings/(deficit)                           $  6,403,177(c)
                                                               ============

(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $1,048,274 of which $577,141 expires in the year 2008, $383,250 expires in the year 2010 and $87,883 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2005, the Portfolio utilized capital loss carryforwards of $1,731,528.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes gains/losses on certain derivative instruments and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.


108 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Florida Portfolio                                 2005             2004
                                              ============     ============
Distributions paid from:
  Tax-exempt income                           $  9,106,816     $ 10,571,299
  Ordinary income                                  102,519           59,862
                                              ------------     ------------
Total distributions paid                      $  9,209,335     $ 10,631,161
                                              ============     ============


As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $ (8,759,470)(a)
Unrealized appreciation/(depreciation)                           10,084,729(b)
                                                               ------------
Total accumulated earnings/(deficit)                           $  1,325,259(c)
                                                               ============


(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $8,759,470 of which $5,279,565 expires in the year 2008, $3,475,986 expires in the year 2009 and $3,919 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2005, the Portfolio utilized capital loss carryforwards of $1,388,484.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Massachusetts Portfolio                           2005             2004
                                              ============     ============
Distributions paid from:
  Tax-exempt income                           $  5,160,022     $  6,350,688
  Ordinary income                                  129,453           19,660
                                              ------------     ------------
Total distributions paid                      $  5,289,475     $  6,370,348
                                              ============     ============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $ (9,987,612)(a)
Unrealized appreciation/(depreciation)                            7,564,071(b)
                                                               ------------
Total accumulated earnings/(deficit)                           $ (2,423,541)(c)
                                                               ============

(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $9,987,612 of which $6,209,284 expires in the year 2008, $1,585,051 expires in the year 2009 and $2,193,277 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2005, the Portfolio utilized capital loss carryforwards of $990,309.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 109


Michigan Portfolio                                2005             2004
                                              ============     ============
Distributions paid from:
  Tax-exempt income                           $  5,052,285     $  6,024,571
  Ordinary income                                   46,347           40,269
  Long term capital gains                          100,074               -0-
                                              ------------     ------------
Total distributions paid                      $  5,198,706     $  6,064,840
                                              ============     ============


As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Long term capital gains                                        $    116,322
Unrealized appreciation/(depreciation)                            6,160,210(a)
                                                               ------------
Total accumulated earnings/(deficit)                           $  6,276,532(b)
                                                               ============

(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(b) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the fiscal year ended September 30, 2005, the Portfolio utilized capital loss carryforwards of $668,763.

Minnesota Portfolio                               2005             2004
                                              ============     ============
Distributions paid from:
  Tax-exempt income                           $  3,772,527     $  4,361,565
  Ordinary income                                  104,128            7,082
                                              ------------     ------------
Total distributions paid                      $  3,876,655     $  4,368,647
                                              ============     ============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $ (1,857,813)(a)
Unrealized appreciation/(depreciation)                            4,520,472(b)
                                                               ------------
Total accumulated earnings/(deficit)                           $  2,662,659(c)
                                                               ============

(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $1,857,813 of which $1,051,696 expires in the year 2008, $160,146 expires in the year 2009, $46,432 expires in the year 2010, $179,795 expires in the year 2011, $142,635 expires in the year 2012 and $277,109 expires in the year 2013. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.


110 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


New Jersey Portfolio                              2005             2004
                                              ============     ============
Distributions paid from:
  Tax-exempt income                           $  6,957,994     $  8,996,884
  Ordinary income                                  282,927            1,128
                                              ------------     ------------
Total distributions paid                      $  7,240,921     $  8,998,012
                                              ============     ============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $(14,542,787)(a)
Unrealized appreciation/(depreciation)                           10,283,186(b)
                                                               ------------
Total accumulated earnings/(deficit)                           $ (4,259,601)(c)
                                                               ============

(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $14,542,787 of which $2,794,762 expires in the year 2008, $1,077,263 expires in the year 2009, $4,688,584 expires in the year 2010, $5,617,272 expires in the year 2011 and $364,906 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2005, the Portfolio utilized capital loss carryforwards of $532,533.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and the treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Ohio Portfolio                                    2005             2004
                                              ============     ============
Distributions paid from:
  Tax-exempt income                           $  7,265,838     $  8,184,647
  Ordinary income                                   59,799          121,101
                                              ------------     ------------
Total distributions paid                      $  7,325,637     $  8,305,748
                                              ============     ============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income                                $     37,927
Accumulated capital and other losses                             (7,249,248)(a)
Unrealized appreciation/(depreciation)                            7,870,152(b)
                                                               ------------
Total accumulated earnings/(deficit)                           $    658,831(c)
                                                               ============

(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $7,249,248 of which $1,952,430 expires in the year 2008, $1,639,021 expires in the year 2009, $3,620,192 expires in the year 2011 and $37,605 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2005 the Portfolio utilized capital loss carryforwards of $539,100.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales , the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 111


Pennsylvania Portfolio                            2005             2004
                                              ============     ============
Distributions paid from:
  Tax-exempt income                           $  6,033,362     $  7,539,043
  Ordinary income                                   59,374           48,683
                                              ------------     ------------
Total distributions paid                      $  6,092,736     $  7,587,726
                                              ============     ============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax Exempt Income                                $      8,595
Accumulated capital and other losses                             (2,420,483)(a)
Unrealized appreciation/(depreciation)                            6,942,506(b)
                                                               ------------
Total accumulated earnings/(deficit)                           $  4,530,618(c)
                                                               ============

(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $2,420,483 of which $1,699,951 expires in the year 2008, $274,791 expires in the year 2010 and $445,741 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2005, the Portfolio utilized capital loss carryforwards of $2,082,560.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation)are attributable primarily to the tax deferral of losses on wash sales, and the difference between book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Virginia Portfolio                                2005             2004
                                              ============     ============
Distributions paid from:
  Tax-exempt income                           $  6,674,553     $  7,342,740
  Ordinary income                                   45,915           49,328
                                              ------------     ------------
Total distributions paid                      $  6,720,468     $  7,392,068
                                              ============     ============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt income                                $    313,192
Accumulated capital and other losses                             (2,593,499)(a)
Unrealized appreciation/(depreciation)                            6,656,866(b)
                                                               ------------
Total accumulated earnings/(deficit)                           $  4,376,559(c)
                                                               ============

(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $2,593,499 of which $599,723 expires in the year 2008, $1,200,330 expires in the year 2009 and $793,446 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2005, the Portfolio utilized capital loss carryforwards of $966,719.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.


112 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


NOTE H

Risks Involved in Investing in the Fund

Credit Risk--The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state's municipal securities and their various political subdivisions, and the performance of each of these Portfolios may be closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications.The Fund's maximum exposure under these arrangements is unknown.However, the Fund has not had prior claims or losses persuant to these contracts and expects the risk of loss thereunder to be remote.

NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 113


(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a purported class action complaint entitled Hindo, et al.
v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P. ("Alliance Holding"), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("Alliance defendants"), and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants, and others may be filed. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the


114 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain state securities laws and common law. All state court acting against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL"). All of the actions removed to federal court were also transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between the Adviser and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by the Adviser. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous federal lawsuits. All of these lawsuits seek an unspecified amount of damages. The Alliance defendants have moved to dismiss the complaints, and those motions are pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On May 31, 2005, defendants removed the WVAG Complaint to the United States District Court for the Northern District of West



ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 115


Virginia. On July 12, 2005, plaintiff moved to remand. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAGOrder. On January 26, 2006, th Adviser, Alliance Holding, and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief. On April 11, 2006, the Court dismissed the Writ and later granted defendants a 30-day stay to file an appeal. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Holding, Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services,
(ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York,


116 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


(ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of the Funds.

On February 2, 2005, plaintiffs filed a consolidated amended class action complaint ("Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional lawsuits referenced above. On October 19, 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiff's claim under Section 36(b) of the Investment Company Act. On January 11, 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining Section 36(b) claim. Plaintiffs have moved for leave to amend their consolidated complaint.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 117


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   Arizona Portfolio
                                     ----------------------------------------------------------------------------
                                                                       Class A
                                     ----------------------------------------------------------------------------
                                     Six Months
                                        Ended
                                      March 31,                      Year Ended September 30,
                                        2006      ---------------------------------------------------------------
                                    (unaudited)       2005        2004(a)      2003         2002         2001
                                     -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $11.06       $10.95       $10.76       $11.02       $10.80       $10.47

Income From Investment
  Operations
Net investment income(b)(c)               .23          .47          .51          .51          .51          .54
Net realized and unrealized
  gain (loss) on investment
  transactions                           (.11)         .11          .19         (.26)         .26          .34
Net increase in net asset value
  from operations                         .12          .58          .70          .25          .77          .88

Less: Dividends and
  Distributions
Dividends from net investment
  income                                 (.23)        (.47)        (.51)        (.51)        (.51)        (.54)
Distributions in excess of net
  investment income                        -0-          -0-          -0-          -0-        (.04)        (.01)
Total dividends and distributions        (.23)        (.47)        (.51)        (.51)        (.55)        (.55)
Net asset value, end of period         $10.95       $11.06       $10.95       $10.76       $11.02       $10.80

Total Return
Total investment return based
  on net asset value(d)                  1.08%        5.36%        6.64%        2.35%        7.33%        8.56%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $122,781     $111,704      $88,701     $101,040     $121,245      $88,261
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        .78%(e)(f)   .78%         .78%         .78%         .78%         .78%
  Expenses, before waivers/
    reimbursements                        .95%(e)(f)   .97%        1.13%        1.11%        1.12%        1.22%
  Net investment income, net of
    waivers/reimbursements               4.15%(e)(f)  4.22%        4.69%        4.72%        4.73%        5.08%
Portfolio turnover rate                    12%          25%          28%          28%          11%         119%


See footnote summary on page 145.


118 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Arizona Portfolio
                                     ----------------------------------------------------------------------------
                                                                      Class B
                                     ----------------------------------------------------------------------------
                                      Six Months
                                        Ended
                                       March 31,                      Year Ended September 30,
                                         2006     ---------------------------------------------------------------
                                     (unaudited)      2005         2004(a)      2003         2002         2001
                                     -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $11.04       $10.94       $10.74       $11.00       $10.78       $10.46

Income From Investment
  Operations
Net investment income(b)(c)               .19          .39          .43          .43          .43          .47
Net realized and unrealized
  gain (loss) on investment
  transactions                           (.11)         .10          .20         (.26)         .27          .33
Net increase in net asset value
  from operations                         .08          .49          .63          .17          .70          .80

Less: Dividends and
  Distributions
Dividends from net investment
  income                                 (.19)        (.39)        (.43)        (.43)        (.43)        (.47)
Distributions in excess of net
  investment income                        -0-          -0-          -0-          -0-        (.05)        (.01)
Total dividends and distributions        (.19)        (.39)        (.43)        (.43)        (.48)        (.48)
Net asset value, end of period         $10.93       $11.04       $10.94       $10.74       $11.00       $10.78

Total Return
Total investment return based
  on net asset value(d)                   .73%        4.56%        5.98%        1.62%        6.65%        7.76%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                     $58,454      $63,255      $76,951      $89,938      $92,349      $56,024
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                       1.48%(e)(f)  1.48%        1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                       1.66%(e)(f)  1.68%        1.84%        1.82%        1.82%        1.93%
  Net investment income, net of
    waivers/reimbursements               3.46%(e)(f)  3.54%        4.00%        4.03%        4.02%        4.41%
Portfolio turnover rate                    12%          25%          28%          28%          11%         119%


See footnote summary on page 145.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 119


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Arizona Portfolio
                                     ----------------------------------------------------------------------------
                                                                     Class C
                                     ----------------------------------------------------------------------------
                                      Six Months
                                         Ended
                                       March 31,                     Year Ended September 30,
                                         2006     ---------------------------------------------------------------
                                     (unaudited)      2005        2004(a)      2003         2002         2001
                                     -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $11.04       $10.94       $10.74       $11.00       $10.78       $10.46

Income From Investment
  Operations
Net investment income(b)(c)               .19          .39          .43          .43          .43          .47
Net realized and unrealized
  gain (loss) on investment
  transactions                           (.11)         .10          .20         (.26)         .27          .33
Net increase in net asset value
  from operations                         .08          .49          .63          .17          .70          .80

Less: Dividends and
  Distributions
Dividends from net investment
  income                                 (.19)        (.39)        (.43)        (.43)        (.43)        (.47)
Distributions in excess of net
  investment income                        -0-          -0-          -0-          -0-        (.05)        (.01)
Total dividends and distributions        (.19)        (.39)        (.43)        (.43)        (.48)        (.48)
Net asset value, end of period         $10.93       $11.04       $10.94       $10.74       $11.00       $10.78

Total Return
Total investment return based
  on net asset value(d)                   .73%        4.56%        5.98%        1.62%        6.65%        7.76%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                     $26,152      $24,926      $20,305      $25,110      $24,258      $13,407
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                       1.48%(e)(f)  1.48%        1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                       1.66%(e)(f)  1.67%        1.84%        1.82%        1.82%        1.93%
  Net investment income, net of
    waivers/reimbursements               3.46%(e)(f)  3.53%        4.00%        4.03%        4.00%        4.43%
Portfolio turnover rate                    12%          25%          28%          28%          11%         119%


See footnote summary on page 145.


120 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Florida Portfolio
                                      ----------------------------------------------------------------------------
                                                                       Class A
                                      ----------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                     Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.28       $10.25       $10.17       $10.34       $10.16        $9.76

Income From Investment
  Operations
Net investment income(b)(c)                .23          .47          .49          .49          .52          .53
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.09)         .03          .08         (.13)         .19          .40
Net increase in net asset value
  from operations                          .14          .50          .57          .36          .71          .93

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.23)        (.47)        (.49)        (.53)        (.52)        (.53)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions         (.23)        (.47)        (.49)        (.53)        (.53)        (.53)
Net asset value, end of period          $10.19       $10.28       $10.25       $10.17       $10.34       $10.16

Total Return
Total investment return based
  on net asset value(d)                   1.37%        5.01%        5.78%        3.54%        7.21%        9.71%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                     $137,325     $127,541     $101,529     $109,543     $109,373      $97,714
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         .78%(e)(f)   .78%         .78%         .78%         .78%         .78%
  Expenses, before waivers/
    reimbursements                         .92%(e)(f)   .97%        1.10%        1.11%        1.09%        1.13%
  Net investment income, net of
    waivers/reimbursements                4.50%(e)(f)  4.60%        4.83%        4.80%        5.18%        5.33%
Portfolio turnover rate                      6%          23%          22%          30%          20%          70%


See footnote summary on page 145.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 121


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Florida Portfolio
                                      ----------------------------------------------------------------------------
                                                                       Class B
                                      ----------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                    Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.29       $10.26       $10.18       $10.35       $10.17        $9.77

Income From Investment
  Operations
Net investment income(b)(c)                .20          .40          .42          .42          .45          .46
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.09)         .03          .08         (.14)         .18          .39
Net increase in net asset value
  from operations                          .11          .43          .50          .28          .63          .85

Less: Dividends
Dividends from net investment
  income                                  (.20)        (.40)        (.42)        (.45)        (.45)        (.45)
Net asset value, end of period          $10.20       $10.29       $10.26       $10.18       $10.35       $10.17

Total Return
Total investment return based
  on net asset value(d)                   1.02%        4.29%        4.96%        2.82%        6.45%        8.92%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $44,997      $53,996      $79,266     $104,874     $105,583      $87,603
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.48%(e)(f)  1.48%        1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                        1.63%(e)(f)  1.67%        1.81%        1.81%        1.79%        1.84%
  Net investment income, net of
    waivers/reimbursements                3.80%(e)(f)  3.91%        4.12%        4.09%        4.47%        4.62%
Portfolio turnover rate                      6%          23%          22%          30%          20%          70%


See footnote summary on page 145.


122 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Florida Portfolio
                                      ----------------------------------------------------------------------------
                                                                       Class C
                                      ----------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                     Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.29       $10.25       $10.18       $10.35       $10.17        $9.77

Income From Investment
  Operations
Net investment income(b)(c)                .20          .40          .42          .42          .45          .46
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.09)         .04          .07         (.14)         .18          .39
Net increase in net asset value
  from operations                          .11          .44          .49          .28          .63          .85

Less: Dividends
Dividends from net investment
  income                                  (.20)        (.40)        (.42)        (.45)        (.45)        (.45)
Net asset value, end of period          $10.20       $10.29       $10.25       $10.18       $10.35       $10.17

Total Return
Total investment return based
  on net asset value(d)                   1.02%        4.38%        4.96%        2.82%        6.45%        8.93%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $39,879      $39,950      $39,170      $46,929      $49,102      $40,360
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.48%(e)(f)  1.48%        1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                        1.62%(e)(f)  1.67%        1.81%        1.81%        1.79%        1.83%
  Net investment income, net of
    waivers/reimbursements                3.80%(e)(f)  3.90%        4.13%        4.09%        4.47%        4.64%
Portfolio turnover rate                      6%          23%          22%          30%          20%          70%


See footnote summary on page 145.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 123


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Massachusetts Portfolio
                                       ---------------------------------------------------------------------------
                                                                        Class A
                                       ---------------------------------------------------------------------------
                                       Six Months
                                         Ended
                                        March 31,                     Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.96       $10.92       $10.79       $11.06       $11.05       $10.59

Income From Investment
  Operations
Net investment income(b)(c)                .23          .47          .51          .51          .54          .56
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.13)         .05          .13         (.26)         .04          .47
Net increase in net asset value
  from operations                          .10          .52          .64          .25          .58         1.03

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.23)        (.48)        (.51)        (.52)        (.54)        (.56)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.03)        (.01)
Total dividends and distributions         (.23)        (.48)        (.51)        (.52)        (.57)        (.57)
Net asset value, end of period          $10.83       $10.96       $10.92       $10.79       $11.06       $11.05

Total Return
Total investment return based
  on net asset value(d)                    .91%        4.80%        6.13%        2.39%        5.46%        9.92%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $56,296      $53,035      $39,749      $46,342      $66,197      $63,384
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         .82%(e)(f)   .82%         .82%         .82%         .82%         .82%
  Expenses, before waivers/
    reimbursements                        1.03%(e)(f)  1.02%        1.19%        1.17%        1.12%        1.19%
  Net investment income, net of
    waivers/reimbursements                4.23%(e)(f)  4.29%        4.73%        4.71%        4.97%        5.20%
Portfolio turnover rate                     14%          25%          26%          28%          27%         108%


See footnote summary on page 145.


124 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Massachusetts Portfolio
                                      ----------------------------------------------------------------------------
                                                                        Class B
                                      ----------------------------------------------------------------------------
                                       Six Months
                                         Ended
                                        March 31,                     Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.94       $10.91       $10.77       $11.03       $11.03       $10.57

Income From Investment
  Operations
Net investment income(b)(c)                .19          .40          .44          .44          .47          .49
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.13)         .03          .14         (.25)         .03          .47
Net increase in net asset value
  from operations                          .06          .43          .58          .19          .50          .96

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.19)        (.40)        (.44)        (.45)        (.47)        (.49)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.03)        (.01)
Total dividends and distributions         (.19)        (.40)        (.44)        (.45)        (.50)        (.50)
Net asset value, end of period          $10.81       $10.94       $10.91       $10.77       $11.03       $11.03

Total Return
Total investment return based
  on net asset value(d)                    .57%        4.00%        5.38%        1.76%        4.69%        9.22%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $45,837      $50,203      $63,430      $73,979      $79,216      $62,190
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.52%(e)(f)  1.52%        1.52%        1.52%        1.52%        1.52%
  Expenses, before waivers/
    reimbursements                        1.74%(e)(f)  1.73%        1.90%        1.89%        1.83%        1.90%
  Net investment income, net of
    waivers/reimbursements                3.54%(e)(f)  3.61%        4.04%        4.02%        4.28%        4.53%
Portfolio turnover rate                     14%          25%          26%          28%          27%         108%


See footnote summary on page 145.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 125


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Massachusetts Portfolio
                                       ---------------------------------------------------------------------------
                                                                        Class C
                                       ---------------------------------------------------------------------------
                                       Six Months
                                         Ended
                                       March 31,                     Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.94       $10.91       $10.77       $11.03       $11.03       $10.57

Income From Investment
  Operations
Net investment income(b)(c)                .19          .40          .44          .44          .47          .49
Net realized and unrealized
  gain(loss) on investment
  transactions                            (.13)         .03          .14         (.25)         .03          .47
Net increase in net asset value
  from operations                          .06          .43          .58          .19          .50          .96

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.19)        (.40)        (.44)        (.45)        (.47)        (.49)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.03)        (.01)
Total dividends and distributions         (.19)        (.40)        (.44)        (.45)        (.50)        (.50)
Net asset value, end of period          $10.81       $10.94       $10.91       $10.77       $11.03       $11.03

Total Return
Total investment return based
  on net asset value(d)                    .57%        3.99%        5.38%        1.76%        4.69%        9.22%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $38,533      $34,789      $35,598      $46,542      $53,156      $44,688
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.52%(e)(f)  1.52%        1.52%        1.52%        1.52%        1.52%
  Expenses, before waivers/
    reimbursements                        1.73%(e)(f)  1.73%        1.89%        1.88%        1.82%        1.90%
  Net investment income, net of
    waivers/reimbursements                3.54%(e)(f)  3.61%        4.04%        4.02%        4.28%        4.53%
Portfolio turnover rate                     14%          25%          26%          28%          27%         108%


See footnote summary on page 145.


126 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Michigan Portfolio
                                     ----------------------------------------------------------------------------
                                                                      Class A
                                     ----------------------------------------------------------------------------
                                       Six Months
                                         Ended
                                       March 31,                     Year Ended September 30,
                                         2006     ---------------------------------------------------------------
                                     (unaudited)      2005        2004(a)      2003         2002         2001
                                     -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $10.88       $10.79       $10.69       $10.91       $10.63       $10.16

Income From Investment
  Operations
Net investment income(b)(c)               .22          .46          .48          .47          .49          .52
Net realized and unrealized
  gain (loss) on investment
  transactions                           (.08)         .09          .11         (.17)         .32          .48
Net increase in net asset value
  from operations                         .14          .55          .59          .30          .81         1.00

Less: Dividends and
  Distributions
Dividends from net investment
  income                                 (.22)        (.46)        (.49)        (.52)        (.49)        (.52)
Distributions in excess of net
  investment income                      (.01)          -0-          -0-          -0-        (.04)        (.01)
Total dividends and distributions        (.23)        (.46)        (.49)        (.52)        (.53)        (.53)
Net asset value, end of period         $10.79       $10.88       $10.79       $10.69       $10.91       $10.63

Total Return
Total investment return based
  on net asset value(d)                  1.26%        5.16%        5.65%        2.66%        7.87%       10.11%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                     $64,105      $54,635      $45,362      $53,022      $55,396      $32,804
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        .97%(e)(f)   .99%        1.01%        1.01%        1.01%        1.01%
  Expenses, before waivers/
    reimbursements                       1.03%(e)(f)  1.05%        1.20%        1.20%        1.21%        1.44%
  Net investment income, net of
    waivers/reimbursements               3.98%(e)(f)  4.19%        4.51%        4.38%        4.57%        5.01%
Portfolio turnover rate                    11%          18%          18%          46%          18%         115%


See footnote summary on page 145.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 127


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Michigan Portfolio
                                       ---------------------------------------------------------------------------
                                                                       Class B
                                       ---------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                    Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.86       $10.77       $10.67       $10.89       $10.62       $10.15

Income From Investment
  Operations
Net investment income(b)(c)                .18          .38          .41          .40          .41          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.08)         .10          .10         (.18)         .32          .48
Net increase in net asset value
  from operations                          .10          .48          .51          .22          .73          .93

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.18)        (.39)        (.41)        (.44)        (.41)        (.45)
Distributions in excess of net
  investment income                       (.01)          -0-          -0-          -0-        (.05)        (.01)
Total dividends and distributions         (.19)        (.39)        (.41)        (.44)        (.46)        (.46)
Net asset value, end of period          $10.77       $10.86       $10.77       $10.67       $10.89       $10.62

Total Return
Total investment return based
  on net asset value(d)                    .91%        4.47%        4.91%        1.95%        7.06%        9.39%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $37,839      $41,516      $47,605      $58,034      $53,097      $29,436
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.68%(e)(f)  1.70%        1.71%        1.71%        1.71%        1.71%
  Expenses, before waivers/
    reimbursements                        1.74%(e)(f)  1.76%        1.91%        1.92%        1.92%        2.16%
  Net investment income, net of
    waivers/reimbursements                3.30%(e)(f)  3.50%        3.81%        3.69%        3.88%        4.34%
Portfolio turnover rate                     11%          18%          18%          46%          18%         115%


See footnote summary on page 145.


128 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   Michigan Portfolio
                                      ----------------------------------------------------------------------------
                                                                        Class C
                                      ----------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                    Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.87       $10.77       $10.67       $10.89       $10.62       $10.14

Income From Investment
  Operations
Net investment income(b)(c)                .18          .38          .41          .40          .41          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.09)         .10          .10         (.18)         .32          .49
Net increase in net asset value
  from operations                          .09          .48          .51          .22          .73          .94

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.18)        (.38)        (.41)        (.44)        (.41)        (.45)
Distributions in excess of net
  investment income                       (.01)          -0-          -0-          -0-        (.05)        (.01)
Total dividends and distributions         (.19)        (.38)        (.41)        (.44)        (.46)        (.46)
Net asset value, end of period          $10.77       $10.87       $10.77       $10.67       $10.89       $10.62

Total Return
Total investment return based
  on net asset value(d)                    .82%        4.54%        4.91%        1.95%        7.06%        9.50%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $42,965      $43,225      $43,382      $54,996      $57,818      $24,142
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.68%(e)(f)  1.70%        1.71%        1.71%        1.71%        1.71%
  Expenses, before waivers/
    reimbursements                        1.73%(e)(f)  1.75%        1.90%        1.90%        1.93%        2.16%
  Net investment income, net of
    waivers/reimbursements                3.30%(e)(f)  3.50%        3.82%        3.69%        3.86%        4.35%
Portfolio turnover rate                     11%          18%          18%          46%          18%         115%


See footnote summary on page 145.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 129


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Minnesota Portfolio
                                       ---------------------------------------------------------------------------
                                                                       Class A
                                       ---------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                     Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.19       $10.14       $10.15       $10.31       $10.09        $9.72

Income From Investment
  Operations
Net investment income(b)(c)                .21          .42          .44          .45          .48          .52
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.09)         .05         (.01)        (.15)         .25          .38
Net increase in net asset value
  from operations                          .12          .47          .43          .30          .73          .90

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.21)        (.42)        (.44)        (.46)        (.48)        (.52)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.03)        (.01)
Total dividends and distributions         (.21)        (.42)        (.44)        (.46)        (.51)        (.53)
Net asset value, end of period          $10.10       $10.19       $10.14       $10.15       $10.31       $10.09

Total Return
Total investment return based
  on net asset value(d)                   1.20%        4.72%        4.41%        3.05%        7.46%        9.44%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $70,595      $69,174      $64,847      $67,521      $65,850      $30,501
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         .90%(e)(f)   .90%         .90%         .90%         .90%         .90%
  Expenses, before waivers/
    reimbursements                        1.09%(e)(f)  1.12%        1.27%        1.19%        1.29%        1.49%
  Net investment income, net of
    waivers/reimbursements                4.16%(e)(f)  4.12%        4.36%        4.42%        4.75%        5.23%
Portfolio turnover rate                      7%          14%          19%          32%          29%          61%


See footnote summary on page 145.


130 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Minnesota Portfolio
                                      ----------------------------------------------------------------------------
                                                                       Class B
                                      ----------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                    Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.19       $10.14       $10.15       $10.31       $10.08        $9.72

Income From Investment
  Operations
Net investment income(b)(c)                .18          .35          .37          .38          .40          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.09)         .05         (.01)        (.15)         .27          .37
Net increase in net asset value
  from operations                          .09          .40          .36          .23          .67          .82

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.18)        (.35)        (.37)        (.39)        (.40)        (.45)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.04)        (.01)
Total dividends and distributions         (.18)        (.35)        (.37)        (.39)        (.44)        (.46)
Net asset value, end of period          $10.10       $10.19       $10.14       $10.15       $10.31       $10.08

Total Return
Total investment return based
  on net asset value(d)                    .84%        3.99%        3.68%        2.34%        6.84%        8.61%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $11,593      $14,424      $16,976      $24,366      $24,340      $17,304
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.60%(e)(f)  1.60%        1.60%        1.60%        1.60%        1.60%
  Expenses, before waivers/
    reimbursements                        1.80%(e)(f)  1.83%        1.99%        1.90%        1.99%        2.19%
  Net investment income, net of
    waivers/reimbursements                3.45%(e)(f)  3.43%        3.65%        3.72%        4.04%        4.52%
Portfolio turnover rate                      7%          14%          19%          32%          29%          61%


See footnote summary on page 145.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 131


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Minnesota Portfolio
                                       ---------------------------------------------------------------------------
                                                                        Class C
                                       ---------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                    Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.20       $10.15       $10.16       $10.32       $10.10        $9.72

Income From Investment
  Operations
Net investment income(b)(c)                .18          .35          .37          .38          .40          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.09)         .05         (.01)        (.15)         .26          .39
Net increase in net asset value
  from operations                          .09          .40          .36          .23          .66          .84

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.18)        (.35)        (.37)        (.39)        (.40)        (.45)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.04)        (.01)
Total dividends and distributions         (.18)        (.35)        (.37)        (.39)        (.44)        (.46)
Net asset value, end of period          $10.11       $10.20       $10.15       $10.16       $10.32       $10.10

Total Return
Total investment return based
  on net asset value(d)                    .84%        3.98%        3.68%        2.34%        6.72%        8.82%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $16,360      $17,153      $16,402      $19,248      $20,401      $11,434
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.60%(e)(f)  1.60%        1.60%        1.60%        1.60%        1.60%
  Expenses, before waivers/
    reimbursements                        1.80%(e)(f)  1.82%        1.98%        1.89%        1.99%        2.19%
  Net investment income, net of
    waivers/reimbursements                3.45%(e)(f)  3.42%        3.65%        3.70%        4.01%        4.51%
Portfolio turnover rate                      7%          14%          19%          32%          29%          61%


See footnote summary on page 145.


132 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 New Jersey Portfolio
                                       ---------------------------------------------------------------------------
                                                                       Class A
                                       ---------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                    Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $9.90        $9.84        $9.80       $10.03       $10.11        $9.92

Income From Investment
  Operations
Net investment income(b)(c)                .21          .42          .45          .45          .48          .52
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.09)         .07          .04         (.22)        (.05)         .20
Net increase in net asset value
  from operations                          .12          .49          .49          .23          .43          .72

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.21)        (.43)        (.45)        (.46)        (.48)        (.52)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.03)        (.01)
Total dividends and distributions         (.21)        (.43)        (.45)        (.46)        (.51)        (.53)
Net asset value, end of period           $9.81        $9.90        $9.84        $9.80       $10.03       $10.11

Total Return
Total investment return based
  on net asset value(d)                   1.24%        5.03%        5.05%        2.39%        4.42%        7.33%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $79,976      $77,570      $76,164      $81,632      $94,865      $80,489
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         .87%(e)(f)   .87%         .87%         .87%         .87%         .87%
  Expenses, before waivers/
    reimbursements                        1.03%(e)(f)  1.01%        1.16%        1.13%        1.11%        1.13%
  Net investment income, net of
    waivers/reimbursements                4.30%(e)(f)  4.26%        4.60%        4.53%        4.80%        5.04%
Portfolio turnover rate                      1%          38%          15%          45%          49%         111%


See footnote summary on page 145.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 133


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                New Jersey Portfolio
                                       ---------------------------------------------------------------------------
                                                                       Class B
                                       ---------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                     Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $9.90        $9.84        $9.80       $10.04       $10.11        $9.92

Income From Investment
  Operations
Net investment income(b)(c)                .18          .35          .38          .38          .41          .44
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.09)         .07          .04         (.23)        (.04)         .20
Net increase in net asset value
  from operations                          .09          .42          .42          .15          .37          .64

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.18)        (.36)        (.38)        (.39)        (.41)        (.44)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.03)        (.01)
Total dividends and distributions         (.18)        (.36)        (.38)        (.39)        (.44)        (.45)
Net asset value, end of period           $9.81        $9.90        $9.84        $9.80       $10.04       $10.11

Total Return
Total investment return based
  on net asset value(d)                    .88%        4.30%        4.41%        1.56%        3.79%        6.56%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $50,023      $58,706      $83,835     $110,294     $127,025     $103,889
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.57%(e)(f)  1.57%        1.57%        1.57%        1.57%        1.57%
  Expenses, before waivers/
    reimbursements                        1.74%(e)(f)  1.72%        1.87%        1.84%        1.82%        1.84%
  Net investment income, net of
    waivers/reimbursements                3.59%(e)(f)  3.56%        3.89%        3.83%        4.10%        4.33%
Portfolio turnover rate                      1%          38%          15%          45%          49%         111%


See footnote summary on page 145.


134 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 New Jersey Portfolio
                                       ---------------------------------------------------------------------------
                                                                       Class C
                                       ---------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                     Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $9.90        $9.84        $9.81       $10.04       $10.11        $9.93

Income From Investment
  Operations
Net investment income(b)(c)                .18          .35          .38          .38          .41          .44
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.09)         .07          .03         (.22)        (.04)         .19
Net increase in net asset value
  from operations                          .09          .42          .41          .16          .37          .63

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.18)        (.36)        (.38)        (.39)        (.41)        (.44)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.03)        (.01)
Total dividends and distributions         (.18)        (.36)        (.38)        (.39)        (.44)        (.45)
Net asset value, end of period           $9.81        $9.90        $9.84        $9.81       $10.04       $10.11

Total Return
Total investment return based
  on net asset value(d)                    .89%        4.31%        4.30%        1.66%        3.78%        6.45%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $35,625      $35,279      $37,926      $45,633      $56,295      $46,025
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.57%(e)(f)  1.57%        1.57%        1.57%        1.57%        1.57%
  Expenses, before waivers/
    reimbursements                        1.73%(e)(f)  1.71%        1.86%        1.83%        1.81%        1.83%
  Net investment income, net of
    waivers/reimbursements                3.59%(e)(f)  3.56%        3.89%        3.83%        4.10%        4.34%
Portfolio turnover rate                      1%          38%          15%          45%          49%         111%


See footnote summary on page 145.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 135


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    Ohio Portfolio
                                       ---------------------------------------------------------------------------
                                                                       Class A
                                       ---------------------------------------------------------------------------
                                        Six Months
                                          Ended
                                        March 31,                     Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.14       $10.10       $10.05       $10.02       $10.01        $9.77

Income From Investment
  Operations
Net investment income(b)(c)                .21          .43          .44          .46          .50          .54
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.10)         .03          .05          .05          .04          .23
Net increase in net asset value
  from operations                          .11          .46          .49          .51          .54          .77

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.21)        (.42)        (.44)        (.48)        (.51)        (.53)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.02)          -0-
Total dividends and distributions         (.21)        (.42)        (.44)        (.48)        (.53)        (.53)
Net asset value, end of period          $10.04       $10.14       $10.10       $10.05       $10.02       $10.01

Total Return
Total investment return based
  on net asset value(d)                   1.07%        4.67%        5.02%        5.20%        5.57%        8.04%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $88,909      $85,749      $78,184      $75,102      $70,223      $46,855
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         .85%(e)(f)   .85%         .85%         .85%         .85%         .85%
  Expenses, before waivers/
    reimbursements                         .99%(e)(f)   .99%        1.14%        1.15%        1.15%        1.20%
  Net investment income, net of
    waivers/reimbursements                4.13%(e)(f)  4.19%        4.38%        4.59%        4.99%        5.42%
Portfolio turnover rate                      6%          23%          33%          23%          34%          32%


See footnote summary on page 145.


136 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   Ohio Portfolio
                                       ---------------------------------------------------------------------------
                                                                       Class B
                                       ---------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                    Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.13       $10.09       $10.04       $10.02       $10.01        $9.77

Income From Investment
  Operations
Net investment income(b)(c)                .17          .36          .37          .39          .43          .47
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.10)         .03          .05          .04          .05          .24
Net increase in net asset value
  from operations                          .07          .39          .42          .43          .48          .71

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.17)        (.35)        (.37)        (.41)        (.44)        (.47)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.03)          -0-
Total dividends and distributions         (.17)        (.35)        (.37)        (.41)        (.47)        (.47)
Net asset value, end of period          $10.03       $10.13       $10.09       $10.04       $10.02       $10.01

Total Return
Total investment return based
  on net asset value(d)                    .72%        3.95%        4.30%        4.37%        4.87%        7.33%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $47,910      $55,111      $70,121      $83,422      $73,159      $54,575
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.55%(e)(f)  1.55%        1.55%        1.55%        1.55%        1.55%
  Expenses, before waivers/
    reimbursements                        1.70%(e)(f)  1.69%        1.85%        1.86%        1.85%        1.91%
  Net investment income, net of
    waivers/reimbursements                3.43%(e)(f)  3.50%        3.69%        3.88%        4.29%        4.72%
Portfolio turnover rate                      6%          23%          33%          23%          34%          32%


See footnote summary on page 145.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 137


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Ohio Portfolio
                                       ---------------------------------------------------------------------------
                                                                         Class C
                                       ---------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                         March 31,                   Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.13       $10.09       $10.05       $10.02       $10.02        $9.77

Income From Investment
  Operations
Net investment income(b)(c)                .17          .36          .37          .39          .43          .47
Net realized and unrealized
  gain  (loss) on investment
  transactions                            (.10)         .03          .04          .05          .04          .25
Net increase in net asset value
  from operations                          .07          .39          .41          .44          .47          .72

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.17)        (.35)        (.37)        (.41)        (.44)        (.47)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.03)          -0-
Total dividends and distributions         (.17)        (.35)        (.37)        (.41)        (.47)        (.47)
Net asset value, end of period          $10.03       $10.13       $10.09       $10.05       $10.02       $10.02

Total Return
Total investment return based
  on net asset value(d)                    .72%        3.94%        4.19%        4.47%        4.77%        7.43%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $45,118      $47,610      $48,233      $54,062      $53,883      $36,500
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.55%(e)(f)  1.55%        1.55%        1.55%        1.55%        1.55%
  Expenses, before waivers/
    reimbursements                        1.69%(e)(f)  1.69%        1.85%        1.85%        1.85%        1.90%
  Net investment income, net of
    waivers/reimbursements                3.43%(e)(f)  3.49%        3.69%        3.89%        4.29%        4.71%
Portfolio turnover rate                      6%          23%          33%          23%          34%          32%


See footnote summary on page 145.


138 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Pennsylvania Portfolio
                                       ---------------------------------------------------------------------------
                                                                        Class A
                                       ---------------------------------------------------------------------------
                                       Six Months
                                         Ended
                                        March 31,                    Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.53       $10.48       $10.44       $10.58       $10.42        $9.88

Income From Investment
  Operations
Net investment income(b)(c)                .21          .44          .48          .50          .51          .52
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.09)         .05          .04         (.14)         .18          .55
Net increase in net asset value
  from operations                          .12          .49          .52          .36          .69         1.07

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.21)        (.44)        (.48)        (.50)        (.51)        (.52)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.02)        (.01)
Total dividends and distributions         (.21)        (.44)        (.48)        (.50)        (.53)        (.53)
Net asset value, end of period          $10.44       $10.53       $10.48       $10.44       $10.58       $10.42

Total Return
Total investment return based
  on net asset value(d)                   1.17%        4.75%        5.06%        3.57%        6.88%       11.11%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $79,221      $78,472      $74,132      $84,053      $99,426      $96,834
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         .95%(e)(f)   .95%         .95%         .95%         .95%         .95%
  Expenses, before waivers/
    reimbursements                        1.01%(e)(f)  1.03%        1.17%        1.16%        1.13%        1.16%
  Net investment income, net of
    waivers/reimbursements                4.05%(e)(f)  4.19%        4.55%        4.91%        4.98%        5.15%
Portfolio turnover rate                     14%          36%          19%          17%          38%         112%


See footnote summary on page 145.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 139


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Pennsylvania Portfolio
                                      ----------------------------------------------------------------------------
                                                                        Class B
                                      ----------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                     Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.53       $10.48       $10.44       $10.58       $10.41        $9.88

Income From Investment
  Operations
Net investment income(b)(c)                .18          .37          .40          .44          .45          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.09)         .05          .04         (.15)         .18          .54
Net increase in net asset value
  from operations                          .09          .42          .44          .29          .63          .99

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.18)        (.37)        (.40)        (.43)        (.45)        (.45)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.01)        (.01)
Total dividends and distributions         (.18)        (.37)        (.40)        (.43)        (.46)        (.46)
Net asset value, end of period          $10.44       $10.53       $10.48       $10.44       $10.58       $10.41

Total Return
Total investment return based
  on net asset value(d)                    .81%        4.01%        4.32%        2.84%        6.26%       10.25%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $37,289      $41,760      $55,552      $68,409      $74,390      $62,038
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.65%(e)(f)  1.65%        1.65%        1.65%        1.65%        1.65%
  Expenses, before waivers/
    reimbursements                        1.71%(e)(f)  1.73%        1.88%        1.87%        1.84%        1.86%
  Net investment income, net of
    waivers/reimbursements                3.34%(e)(f)  3.49%        3.85%        4.21%        4.35%        4.36%
Portfolio turnover rate                     14%          36%          19%          17%          38%         112%


See footnote summary on page 145.


140 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Pennsylvania Portfolio
                                       ---------------------------------------------------------------------------
                                                                        Class C
                                       ---------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                     Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.53       $10.48       $10.44       $10.58       $10.41        $9.88

Income From Investment
  Operations
Net investment income(b)(c)                .18          .37          .40          .44          .45          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.09)         .05          .04         (.15)         .18          .54
Net increase in net asset value
  from operations                          .09          .42          .44          .29          .63          .99

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.18)        (.37)        (.40)        (.43)        (.45)        (.45)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.01)        (.01)
Total dividends and distributions         (.18)        (.37)        (.40)        (.43)        (.46)        (.46)
Net asset value, end of period          $10.44       $10.53       $10.48       $10.44       $10.58       $10.41

Total Return
Total investment return based
  on net asset value(d)                    .81%        4.02%        4.32%        2.84%        6.26%       10.25%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $34,153      $34,705      $36,168      $42,917      $46,296      $33,334
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.65%(e)(f)  1.65%        1.65%        1.65%        1.65%        1.65%
  Expenses, before waivers/
    reimbursements                        1.71%(e)(f)  1.73%        1.87%        1.87%        1.83%        1.86%
  Net investment income, net of
    waivers/reimbursements                3.34%(e)(f)  3.49%        3.85%        4.20%        4.30%        4.42%
Portfolio turnover rate                     14%          36%          19%          17%          38%         112%


See footnote summary on page 145.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 141


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Virginia Portfolio
                                       ---------------------------------------------------------------------------
                                                                       Class A
                                       ---------------------------------------------------------------------------
                                        Six Months
                                          Ended
                                        March 31,                    Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.82       $10.77       $10.75       $10.77       $10.54       $10.35

Income From Investment
  Operations
Net investment income(b)(c)                .24          .49          .52          .52          .52          .54
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.07)         .05          .01         (.03)         .25          .20
Net increase in net asset value
  from operations                          .17          .54          .53          .49          .77          .74

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.24)        (.49)        (.51)        (.51)        (.52)        (.54)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.02)        (.01)
Total dividends and distributions         (.24)        (.49)        (.51)        (.51)        (.54)        (.55)
Net asset value, end of period          $10.75       $10.82       $10.77       $10.75       $10.77       $10.54

Total Return
Total investment return based
  on net asset value(d)                   1.54%        5.11%        5.04%        4.66%        7.58%        7.32%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                     $101,226      $88,605      $64,089      $71,572      $76,797      $53,306
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         .72%(e)(f)   .72%         .72%         .72%         .72%         .72%
  Expenses, before waivers/
    reimbursements                         .98%(e)(f)   .99%        1.17%        1.15%        1.15%        1.21%
  Net investment income, net of
    waivers/reimbursements                4.36%(e)(f)  4.48%        4.82%        4.87%        4.95%        5.18%
Portfolio turnover rate                     25%          23%          10%          25%          16%         134%


See footnote summary on page 145.


142 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Virginia Portfolio
                                       ---------------------------------------------------------------------------
                                                                        Class B
                                       ---------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                     Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.80       $10.75       $10.73       $10.75       $10.53       $10.34

Income From Investment
  Operations
Net investment income(b)(c)                .20          .41          .44          .45          .45          .47
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.07)         .05          .01         (.04)         .24          .20
Net increase in net asset value
  from operations                          .13          .46          .45          .41          .69          .67

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.20)        (.41)        (.43)        (.43)        (.45)        (.47)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.02)        (.01)
Total dividends and distributions         (.20)        (.41)        (.43)        (.43)        (.47)        (.48)
Net asset value, end of period          $10.73       $10.80       $10.75       $10.73       $10.75       $10.53

Total Return
Total investment return based
  on net asset value(d)                   1.19%        4.36%        4.32%        3.94%        6.78%        6.62%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $41,471      $46,489      $65,978      $82,541      $85,842      $69,534
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.42%(e)(f)  1.42%        1.42%        1.42%        1.42%        1.42%
  Expenses, before waivers/
    reimbursements                        1.69%(e)(f)  1.70%        1.88%        1.85%        1.86%        1.92%
  Net investment income, net of
    waivers/reimbursements                3.67%(e)(f)  3.81%        4.13%        4.18%        4.27%        4.49%
Portfolio turnover rate                     25%          23%          10%          25%          16%         134%


See footnote summary on page 145.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 143


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Virginia Portfolio
                                       ----------------------------------------------------------------------------
                                                                       Class C
                                       ----------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        March 31,                    Year Ended September 30,
                                          2006     ---------------------------------------------------------------
                                      (unaudited)      2005        2004(a)      2003         2002         2001
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                   $10.79       $10.74       $10.73       $10.75       $10.52       $10.33

Income From Investment
  Operations
Net investment income(b)(c)                .20          .41          .44          .45          .45          .47
Net realized and unrealized
  gain (loss) on investment
  transactions                            (.06)         .06           -0-        (.04)         .25          .20
Net increase in net asset value
  from operations                          .14          .47          .44          .41          .70          .67

Less: Dividends and
  Distributions
Dividends from net investment
  income                                  (.20)        (.42)        (.43)        (.43)        (.45)        (.47)
Distributions in excess of net
  investment income                         -0-          -0-          -0-          -0-        (.02)        (.01)
Total dividends and distributions         (.20)        (.42)        (.43)        (.43)        (.47)        (.48)
Net asset value, end of period          $10.73       $10.79       $10.74       $10.73       $10.75       $10.52

Total Return
Total investment return based
  on net asset value(d)                   1.28%        4.41%        4.23%        3.94%        6.88%        6.62%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                      $31,524      $29,412      $28,654      $33,486      $34,396      $24,116
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                        1.42%(e)(f)  1.42%        1.42%        1.42%        1.42%        1.42%
  Expenses, before waivers/
    reimbursements                        1.68%(e)(f)  1.69%        1.87%        1.85%        1.86%        1.92%
  Net investment income, net of
    waivers/reimbursements                3.67%(e)(f)  3.80%        4.13%        4.17%        4.26%        4.48%
Portfolio turnover rate                     25%          23%          10%          25%          16%         134%


See footnote summary on page 145.


144 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


(a) As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to October 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. For the year ended September 30, 2004, the effect of this change to the net investment income and the net realized and unrealized gain (loss) on investment transactions was less than $0.01 per share. The effect on the ratio of net investment income to average net assets was as follows:

                       Class A       Class B       Class C
                    ------------  ------------  ------------
Arizona                 .01%          .00%          .00%
Florida                (.02)%        (.02)%        (.02)%
Massachusetts          (.01)%         .00%         (.01)%
Michigan                .01%          .01%          .02%
Minnesota               .00%          .00%          .00%
New Jersey              .01%          .01%          .01%
Ohio                   (.04)%        (.03)%        (.04)%
Pennsylvania            .00%          .01%          .00%
Virginia               (.02)%        (.01)%        (.02)%


(b)  Net of fees waived and expenses reimbursed by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e) The ratio includes expenses attributable to estimated costs of proxy solicitation.

(f)  Annualized.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 145


ARIZONA PORTFOLIO
RESULTS OF SHAREHOLDERS MEETING
(unaudited)

A Special Meeting of the Stockholders of the AllianceBernstein Municipal Income Fund II-Arizona Portfolio (the "Portfolio") was held on November 15, 2005. With respect to the first item of business, the election of Trustees, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. With respect to the third item of business, the amendment, elimination, or reclassification as non-fundamental of the fundamental investment restrictions, and the fourth item of business, the reclassification of the Portfolio's fundamental investment objective as non-fundamental with changes to the Portfolio's investment objective, the required number of outstanding shares voted in favor of the proposal, and the proposal was approved. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal numbers in the Portfolio's proxy statement):

1. To elect eight Trustees of the Portfolio, each such Trustee to hold office until his or her successor is duly elected and qualified.

                                                               Withheld
                                   Voted For                  Authority
                               --------------------------------------------
      Ruth Block                  91,212,049                  2,694,097
      David H. Dievler            91,221,279                  2,684,867
      John H. Dobkin              91,242,278                  2,663,867
      Michael J. Downey           91,267,436                  2,638,710
      William H. Foulk, Jr.       91,239,025                  2,667,120
      D. James Guzy               90,901,764                  3,004,382
      Marc O. Mayer               91,231,955                  2,674,190
      Marshall C. Turner, Jr.     91,259,021                  2,647,125


3. To amend, eliminate, or reclassify as non-fundamental, the fundamental investment restrictions regarding:

                                                    Voted                       Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.B.   Issuing Senior Securities    8,532,406      291,287        60,551       2,592,358
       and Borrowing Money

3.C.   Underwriting Securities      8,526,879      296,814        60,551       2,592,358

3.D.   Concentration of             8,521,145      289,127        73,971       2,592,358
       Investments

3.E.   Real Estate and              8,520,059      302,547        61,637       2,592,358
       Companies That Deal In
       Real Estate

3.F.   Commodity Contracts and      8,477,607      302,735       103,901       2,592,358
       Futures Contracts

3.G.   Loans                        8,444,015      379,158        61,070       2,592,358

3.H.   Joint Securities Trading     8,498,714      295,049        90,481       2,592,358
       Accounts

3.L.   Purchase of Securities on    8,482,189      312,140        89,914       2,592,358
       Margin



146 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Voted                       Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.M.   Short Sales                  8,482,708      312,140        89,395       2,592,358

3.N.   Pledging, Hypothecating,     8,419,706      374,057        90,481       2,592,358
       Mortgaging, or Otherwise
       Encumbering Assets

3.V.   Option Transactions          8,504,066      296,127        84,051       2,592,358

4.B.   The reclassification of      8,069,182      190,278       624,782       2,592,358
       the Portfolio's fundamental
       investment objective as
       non-fundamental with
       changes to the
       Portfolio's investment
       objective.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 147


FLORIDA PORTFOLIO
RESULTS OF SHAREHOLDERS MEETING
(unaudited)

A Special Meeting of the Stockholders of the AllianceBernstein Municipal Income Fund II-Florida Portfolio (the "Portfolio") was held on November 15, 2005 and adjourned until December 6, 2005. At the November 15, 2005 Meeting, with respect to the first item of business, the election of Trustees, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. At the December 6, 2005 Meeting, with respect to the third item of business, the amendment, elimination, or reclassification as non-fundamental of the fundamental investment restrictions, and the fourth item of business, the reclassification of the Portfolio's fundamental investment objective as non-fundamental with changes to the Portfolio's investment objective, the required number of outstanding shares voted in favor of the proposal, and the proposal was approved. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal numbers in the Portfolio's proxy statement):

1. To elect eight Trustees of the Portfolio, each such Trustee to hold office until his or her successor is duly elected and qualified.

                                                               Withheld
                                   Voted For                  Authority
                               --------------------------------------------
      Ruth Block                  91,212,049                  2,694,097
      David H. Dievler            91,221,279                  2,684,867
      John H. Dobkin              91,242,278                  2,663,867
      Michael J. Downey           91,267,436                  2,638,710
      William H. Foulk, Jr.       91,239,025                  2,667,120
      D. James Guzy               90,901,764                  3,004,382
      Marc O. Mayer               91,231,955                  2,674,190
      Marshall C. Turner, Jr.     91,259,021                  2,647,125


3. To amend, eliminate, or reclassify as non-fundamental, the fundamental investment restrictions regarding:

                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.B.   Issuing Senior Securities    9,791,829      498,338       223,159       3,170,200
       and Borrowing Money

3.C.   Underwriting Securities      9,764,959      525,208       223,159       3,170,200

3.D.   Concentration of             9,764,265      555,915       193,147       3,170,200
       Investments

3.E.   Real Estate and              9,802,137      474,542       236,647       3,170,200
       Companies That Deal
       In Real Estate

3.F.   Commodity Contracts          9,768,523      521,645       223,159       3,170,200
       and Futures Contracts

3.G.   Loans                        9,768,919      495,622       248,785       3,170,200

3.H.   Joint Securities Trading     9,764,144      526,024       223,159       3,170,200
       Accounts


148 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.L.   Purchase of Securities on    9,789,803      530,376       193,147       3,170,200
       Margin

3.M.   Short Sales                  9,890,608      429,571       193,147       3,170,200

3.N.   Pledging, Hypothecating,     9,889,101      395,051       229,174       3,170,200
       Mortgaging, or Otherwise
       Encumbering Assets

3.V.   Option Transactions          9,787,543      532,637       193,147       3,170,200

4.B.   The reclassification of the  9,440,405      415,398       657,523       3,170,200
       Portfolio's fundamental
       investment objective as
       non-fundamental with
       changes to the
       Portfolio's investment
       objective.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 149


MASSACHUSETTS PORTFOLIO
RESULTS OF SHAREHOLDERS MEETING
(unaudited)

A Special Meeting of the Stockholders of the AllianceBernstein Municipal Income Fund II-Massachusetts Portfolio (the "Portfolio") was held on November 15, 2005. With respect to the first item of business, the election of Trustees, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. With respect to the third item of business, the amendment, elimination, or reclassification as non-fundamental of the fundamental investment restrictions, and the fourth item of business, the reclassification of the Portfolio's fundamental investment objective as non-fundamental with changes to the Portfolio's investment objective, the required number of outstanding shares voted in favor of the proposal, and the proposal was approved. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal numbers in the Portfolio's proxy statement):

1. To elect eight Trustees of the Portfolio, each such Trustee to hold office until his or her successor is duly elected and qualified.

                                                               Withheld
                                   Voted For                  Authority
                               --------------------------------------------
      Ruth Block                  91,212,049                  2,694,097
      David H. Dievler            91,221,279                  2,684,867
      John H. Dobkin              91,242,278                  2,663,867
      Michael J. Downey           91,267,436                  2,638,710
      William H. Foulk, Jr.       91,239,025                  2,667,120
      D. James Guzy               90,901,764                  3,004,382
      Marc O. Mayer               91,231,955                  2,674,190
      Marshall C. Turner, Jr.     91,259,021                  2,647,125


3. To amend, eliminate, or reclassify as non-fundamental, the fundamental investment restrictions regarding:

                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.B.   Issuing Senior Securities    5,294,789      199,847        28,181       2,045,803
       and Borrowing Money

3.C.   Underwriting Securities      5,291,259      194,876        36,683       2,045,803

3.D.   Concentration of             5,294,789      199,847        28,181       2,045,803
       Investments

3.E.   Real Estate and              5,286,288      203,006        33,523       2,045,803
       Companies That Deal
       In Real Estate

3.F.   Commodity Contracts          5,290,087      204,550        28,181       2,045,803
       and Futures Contracts

3.G.   Loans                        5,271,092      215,043        36,683       2,045,803

3.H.   Joint Securities Trading     5,284,744      204,550        33,523       2,045,803
       Accounts

3.L.   Purchase of Securities on    5,261,217      228,274        33,326       2,045,803
       Margin


150 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.M.   Short Sales                  5,257,104      228,274        37,439       2,045,803

3.N.   Pledging, Hypothecating,     5,260,398      229,094        33,326       2,045,803
       Mortgaging, or Otherwise
       Encumbering Assets

3.V.   Option Transactions          5,265,920      223,572        33,326       2,045,803

4.B.   The reclassification of the  5,088,323      145,704       288,790       2,045,803
       Portfolio's fundamental
       investment objective as
       non-fundamental with
       changes to the Portfolio's
       investment objective.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 151


MICHIGAN PORTFOLIO
RESULTS OF SHAREHOLDERS MEETING
(unaudited)

A Special Meeting of the Stockholders of the AllianceBernstein Municipal Income Fund II-Michigan Portfolio (the "Portfolio") was held on November 15, 2005 and adjourned until December 6, 2005. At the November 15, 2005 Meeting, with respect to the first item of business, the election of Trustees, and the third item of business, the amendment, elimination, or reclassification as non-fundamental of the fundamental investment restrictions, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. At the December 6, 2005 Meeting, with respect to the fourth item of business, the reclassification of the Portfolio's fundamental investment objective as non-fundamental with changes to the Portfolio's investment objective, the required number of outstanding shares voted in favor of the proposal, and the proposal was approved. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal numbers in the Portfolio's proxy statement):

1. To elect eight Trustees of the Portfolio, each such Trustee to hold office until his or her successor is duly elected and qualified.

                                                               Withheld
                                   Voted For                  Authority
                               --------------------------------------------
      Ruth Block                  91,212,049                  2,694,097
      David H. Dievler            91,221,279                  2,684,867
      John H. Dobkin              91,242,278                  2,663,867
      Michael J. Downey           91,267,436                  2,638,710
      William H. Foulk, Jr.       91,239,025                  2,667,120
      D. James Guzy               90,901,764                  3,004,382
      Marc O. Mayer               91,231,955                  2,674,190
      Marshall C. Turner, Jr.     91,259,021                  2,647,125

3. To amend, eliminate, or reclassify as non-fundamental, the fundamental investment restrictions regarding:

                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.B.   Issuing Senior Securities    5,366,193      316,797        63,318       2,137,056
       and Borrowing Money

3.C.   Underwriting Securities      5,373,247      304,525        68,537       2,137,056

3.D.   Concentration of             5,401,903      293,818        50,587       2,137,056
       Investments

3.E.   Real Estate and              5,364,468      313,988        67,851       2,137,056
       Companies That Deal
       In Real Estate

3.F.   Commodity Contracts and      5,367,990      327,731        50,587       2,137,056
       Futures Contracts

3.G.   Loans                        5,357,476      338,882        49,951       2,137,056


152 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.H.   Joint Securities Trading     5,396,477      296,484        53,347       2,137,056
       Accounts

3.L.   Purchase of Securities on    5,360,350      329,103        56,855       2,137,056
       Margin

3.M.   Short Sales                  5,337,961      339,435        68,912       2,137,056

3.N.   Pledging, Hypothecating,     5,366,940      324,655        54,713       2,137,056
       Mortgaging, or Otherwise
       Encumbering Assets

3.V.   Option Transactions          5,385,924      302,101        58,282       2,137,056

4.B.   The reclassification of the  5,561,894      281,561       464,168       1,471,990
       Portfolio's fundamental
       investment objective as
       non-fundamental with
       changes to the Portfolio's
       investment objective.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 153


MINNESOTA PORTFOLIO
RESULTS OF SHAREHOLDERS MEETING
(unaudited)

A Special Meeting of the Stockholders of the AllianceBernstein Municipal Income Fund II-Minnesota Portfolio (the "Portfolio") was held on November 15, 2005 and adjourned until December 6, 2005. At the November 15, 2005 Meeting, with respect to the first item of business, the election of Trustees, and the third item of business, the amendment, elimination, or reclassification as non-fundamental of the fundamental investment restrictions, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. At the December 6, 2005 Meeting, with respect to the fourth item of business, the reclassification of the Portfolio's fundamental investment objective as non-fundamental with changes to the Portfolio's investment objective, the required number of outstanding shares voted in favor of the proposal, and the proposal was approved. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal numbers in the Portfolio's proxy statement):

1. To elect eight Trustees of the Portfolio, each such Trustee to hold office until his or her successor is duly elected and qualified.

                                                               Withheld
                                   Voted For                  Authority
                               --------------------------------------------
      Ruth Block                  91,212,049                  2,694,097
      David H. Dievler            91,221,279                  2,684,867
      John H. Dobkin              91,242,278                  2,663,867
      Michael J. Downey           91,267,436                  2,638,710
      William H. Foulk, Jr.       91,239,025                  2,667,120
      D. James Guzy               90,901,764                  3,004,382
      Marc O. Mayer               91,231,955                  2,674,190
      Marshall C. Turner, Jr.     91,259,021                  2,647,125


3. To amend, eliminate, or reclassify as non-fundamental, the fundamental investment restrictions regarding:

                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.B.   Issuing Senior Securities    4,507,941      321,799       211,319       1,606,113
       and Borrowing Money

3.C.   Underwriting Securities      4,527,131      305,018       208,910       1,606,113

3.D.   Concentration of             4,553,959      308,716       178,384       1,606,113
       Investments

3.E.   Real Estate and              4,540,083      299,905       201,070       1,606,113
       Companies That Deal
       In Real Estate

3.F.   Commodity Contracts and      4,539,038      315,797       186,224       1,606,113
       Futures Contracts

3.G.   Loans                        4,509,442      328,709       202,907       1,606,113

3.H.   Joint Securities Trading     4,561,000      284,861       195,197       1,606,113
       Accounts


154 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.L.   Purchase of Securities on    4,520,902      339,065       181,091       1,606,113
       Margin

3.M.   Short Sales                  4,519,595      340,373       181,091       1,606,113

3.N.   Pledging, Hypothecating,     4,517,041      322,947       201,070       1,606,113
       Mortgaging, or Otherwise
       Encumbering Assets

3.V.   Option Transactions          4,541,646      314,464       184,949       1,606,113

4.B.   The reclassification of the  5,902,727      298,443       390,765       1,293,485
       Portfolio's fundamental
       investment objective as
       non-fundamental with
       changes to the Portfolio's
       investment objective.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 155


NEW JERSEY PORTFOLIO
RESULTS OF SHAREHOLDERS MEETING
(unaudited)

A Special Meeting of the Stockholders of the AllianceBernstein Municipal Income Fund II-New Jersey Portfolio (the "Portfolio") was held on November 15, 2005 and adjourned until December 6, 2005 and December 19, 2005. At the November 15, 2005 Meeting, with respect to the first item of business, the election of Trustees the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. At the December 6, 2005 Meeting, with respect to the third item of business, the amendment, elimination, or reclassification as non-fundamental of the fundamental investment restrictions, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. At the December 19, 2005 Meeting, with respect to the fourth item of business, the reclassification of the Portfolio's fundamental investment objective as non-fundamental with changes to the Portfolio's investment objective, the required number of outstanding shares voted in favor of the proposal, and the proposal was approved. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal numbers in the Portfolio's proxy statement):

1. To elect eight Trustees of the Portfolio, each such Trustee to hold office until his or her successor is duly elected and qualified.

                                                               Withheld
                                   Voted For                  Authority
                               --------------------------------------------
      Ruth Block                  91,212,049                  2,694,097
      David H. Dievler            91,221,279                  2,684,867
      John H. Dobkin              91,242,278                  2,663,867
      Michael J. Downey           91,267,436                  2,638,710
      William H. Foulk, Jr.       91,239,025                  2,667,120
      D. James Guzy               90,901,764                  3,004,382
      Marc O. Mayer               91,231,955                  2,674,190
      Marshall C. Turner, Jr.     91,259,021                  2,647,125


3. To amend, eliminate, or reclassify as non-fundamental, the fundamental investment restrictions regarding:

                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.B.   Issuing Senior Securities    7,623,311      501,785       219,036       2,744,061
       and Borrowing Money

3.C.   Underwriting Securities      7,637,931      484,633       221,568       2,744,061

3.D.   Concentration of             7,658,571      483,599       201,962       2,744,061
       Investments

3.E.   Real Estate and Companies    7,650,378      482,313       211,440       2,744,061
       That Deal In Real Estate

3.F.   Commodity Contracts and      7,655,824      480,505       207,802       2,744,061
       Futures Contracts


156 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.G.   Loans                        7,631,431      506,756       205,944       2,744,061

3.H.   Joint Securities Trading     7,657,781      477,781       208,569       2,744,061
       Accounts

3.L.   Purchase of Securities on    7,636,882      500,815       206,435       2,744,061
       Margin

3.M.   Short Sales                  7,639,331      495,950       208,851       2,744,061

3.N.   Pledging, Hypothecating,     7,621,106      513,884       209,181       2,744,061
       Mortgaging, or Otherwise
       Encumbering Assets

3.V.   Option Transactions          7,641,130      490,234       212,767       2,744,061

4.B.   The reclassification of the  7,457,235      410,298       593,100       2,656,419
       Portfolio's fundamental
       investment objective as
       non-fundamental with
       changes to the Portfolio's
       investment objective.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 157


OHIO PORTFOLIO
RESULTS OF SHAREHOLDERS MEETING
(unaudited)

A Special Meeting of the Stockholders of the AllianceBernstein Municipal Income Fund II-Ohio Portfolio (the "Portfolio") was held on November 15, 2005 and adjourned until December 6, 2005. At the November 15, 2005 Meeting, with respect to the first item of business, the election of Trustees, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. At the December 6, 2005 Meeting, with respect to the third item of business, the amendment, elimination, or reclassification as non-fundamental of the fundamental investment restrictions, and the fourth item of business, the reclassification of the Portfolio's fundamental investment objective as non-fundamental with changes to the Portfolio's investment objective, the required number of outstanding shares voted in favor of the proposal, and the proposal was approved. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal numbers in the Portfolio's proxy statement):

1. To elect eight Trustees of the Portfolio, each such Trustee to hold office until his or her successor is duly elected and qualified.

                                                               Withheld
                                   Voted For                  Authority
                               --------------------------------------------
      Ruth Block                  91,212,049                  2,694,097
      David H. Dievler            91,221,279                  2,684,867
      John H. Dobkin              91,242,278                  2,663,867
      Michael J. Downey           91,267,436                  2,638,710
      William H. Foulk, Jr.       91,239,025                  2,667,120
      D. James Guzy               90,901,764                  3,004,382
      Marc O. Mayer               91,231,955                  2,674,190
      Marshall C. Turner, Jr.     91,259,021                  2,647,125


3. To amend, eliminate, or reclassify as non-fundamental, the fundamental investment restrictions regarding:

                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.B.   Issuing Senior Securities    8,914,415      523,251       198,803       2,374,871
       and Borrowing Money

3.C.   Underwriting Securities      8,921,987      507,343       207,139       2,374,871

3.D.   Concentration of
       Investments                  8,914,117      513,464       208,888       2,374,871

3.E.   Real Estate and Companies    8,912,035      511,164       213,270       2,374,871
       That Deal In Real Estate

3.F.   Commodity Contracts          8,908,829      518,637       209,003       2,374,871
       and Futures Contracts

3.G.   Loans                        8,907,673      520,422       208,374       2,374,871

3.H.   Joint Securities Trading     8,910,308      516,143       210,018       2,374,871
       Accounts

3.L.   Purchase of Securities on    8,933,715      500,050       202,704       2,374,871
       Margin


158 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.M.   Short Sales                  8,927,655      509,388       199,426       2,374,871

3.N.   Pledging, Hypothecating,     8,934,231      503,677       198,560       2,374,871
       Mortgaging, or Otherwise
       Encumbering Assets

3.V.   Option Transactions          8,917,314      518,460       200,694       2,374,871

4.B.   The reclassification of the  8,377,144      479,055       780,270       2,374,871
       Portfolio's fundamental
       investment objective as
       non-fundamental with
       changes to the Portfolio's
       investment objective.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 159


PENNSYLVANIA PORTFOLIO
RESULTS OF SHAREHOLDERS MEETING
(unaudited)

A Special Meeting of the Stockholders of the AllianceBernstein Municipal Income Fund II-Pennsylvania Portfolio (the "Portfolio") was held on November 15, 2005 and adjourned until December 6, 2005. At the November 15, 2005 Meeting, with respect to the first item of business, the election of Trustees, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. At the December 6, 2005 Meeting, with respect to the third item of business, the amendment, elimination, or reclassification as non-fundamental of the fundamental investment restrictions, and the fourth item of business, the reclassification of the Portfolio's fundamental investment objective as non-fundamental with changes to the Portfolio's investment objective, the required number of outstanding shares voted in favor of the proposal, and the proposal was approved. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal numbers in the Portfolio's proxy statement):

1. To elect eight Trustees of the Portfolio, each such Trustee to hold office until his or her successor is duly elected and qualified.

                                                               Withheld
                                   Voted For                  Authority
                               --------------------------------------------
      Ruth Block                  91,212,049                  2,694,097
      David H. Dievler            91,221,279                  2,684,867
      John H. Dobkin              91,242,278                  2,663,867
      Michael J. Downey           91,267,436                  2,638,710
      William H. Foulk, Jr.       91,239,025                  2,667,120
      D. James Guzy               90,901,764                  3,004,382
      Marc O. Mayer               91,231,955                  2,674,190
      Marshall C. Turner, Jr.     91,259,021                  2,647,125


3. To amend, eliminate, or reclassify as non-fundamental, the fundamental investment restrictions regarding:

                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.B.   Issuing Senior Securities    7,661,307      372,309       222,743       2,639,800
       and Borrowing Money

3.C.   Underwriting Securities      7,712,649      324,784       218,927       2,639,800

3.D.   Concentration of             7,703,742      355,557       217,061       2,639,800
       Investments

3.E.   Real Estate and              7,659,531      360,101       236,727       2,639,800
       Companies
       That Deal In Real Estate

3.F.   Commodity Contracts          7,670,083      349,281       236,995       2,639,800
       and Futures Contracts

3.G.   Loans                        7,641,786      386,411       228,163       2,639,800

3.H.   Joint Securities Trading     7,677,038      332,241       247,081       2,639,800
       Accounts


160 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.L.   Purchase of Securities on    7,705,168      343,583       207,609       2,639,800
       Margin

3.M.   Short Sales                  7,656,949      391,754       207,657       2,639,800

3.N.   Pledging, Hypothecating,     7,645,195      395,303       215,861       2,639,800
       Mortgaging, or Otherwise
       Encumbering Assets

3.V.   Option Transactions          7,706,491      344,864       205,005       2,639,800

4.B.   The reclassification of the  7,411,857      271,194       573,309       2,639,800
       Portfolio's fundamental
       investment objective as
       non-fundamental with
       changes to the Portfolio's
       investment objective.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 161


VIRGINIA PORTFOLIO
RESULTS OF SHAREHOLDERS MEETING
(unaudited)

A Special Meeting of the Stockholders of the AllianceBernstein Municipal Income Fund II-Virginia Portfolio (the "Portfolio") was held on November 15, 2005 and adjourned until December 6, 2005. At the November 15, 2005 Meeting, with respect to the first item of business, the election of Trustees, and the third item of business, the amendment, elimination, or reclassification as non-fundamental of the fundamental investment restrictions, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. At the December 6, 2005 Meeting, with respect to the fourth item of business, the reclassification of the Portfolio's fundamental investment objective as non-fundamental with changes to the Portfolio's investment objective, the required number of outstanding shares voted in favor of the proposal, and the proposal was approved. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal numbers in the Portfolio's proxy statement):

1. To elect eight Trustees of the Portfolio, each such Trustee to hold office until his or her successor is duly elected and qualified.

                                                               Withheld
                                   Voted For                  Authority
                               --------------------------------------------
      Ruth Block                  91,212,049                  2,694,097
      David H. Dievler            91,221,279                  2,684,867
      John H. Dobkin              91,242,278                  2,663,867
      Michael J. Downey           91,267,436                  2,638,710
      William H. Foulk, Jr.       91,239,025                  2,667,120
      D. James Guzy               90,901,764                  3,004,382
      Marc O. Mayer               91,231,955                  2,674,190
      Marshall C. Turner, Jr.     91,259,021                  2,647,125


3. To amend, eliminate, or reclassify as non-fundamental, the fundamental investment restrictions regarding:

                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.B.   Issuing Senior Securities    7,670,797      690,513        36,746       2,856,463
       and Borrowing Money

3.C.   Underwriting Securities      7,679,859      681,451        36,746       2,856,463

3.D.   Concentration of             7,667,007      693,211        37,837       2,856,463
       Investments

3.E.   Real Estate and              7,672,017      681,936        44,103       2,856,463
       Companies That Deal In
       Real Estate

3.F.   Commodity Contracts          7,665,944      695,366        36,746       2,856,463
       and Futures Contracts

3.G.   Loans                        7,669,378      691,767        36,910       2,856,463

3.H.   Joint Securities Trading     7,662,852      691,450        43,754       2,856,463
       Accounts


162 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Voted                        Broker
                                    Voted For      Against     Abstained       Non-Votes
------------------------------------------------------------------------------------------
3.L.   Purchase of Securities on    7,641,699      719,611        36,746       2,856,463
       Margin

3.M.   Short Sales                  7,658,125      703,184        36,746       2,856,463

3.N.   Pledging, Hypothecating,     7,663,534      696,684        37,837       2,856,463
       Mortgaging, or Otherwise
       Encumbering Assets

3.V.   Option Transactions          7,650,586      700,677        46,793       2,856,463

4.B.   The reclassification of the  7,662,924      873,019       470,740       2,287,974
       Portfolio's fundamental
       investment objective as
       non-fundamental with
       changes to the Portfolio's
       investment objective.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 163


BOARD OF TRUSTEES

William H. Foulk, Jr.,(1) Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)
D. James Guzy(1)
Marshall C. Turner, Jr.(1)


OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer
(Guy) Robert B. Davidson III, Senior Vice President
Douglas J. Peebles, Senior Vice President
Jeffrey S. Phlegar, Senior Vice President
Michael G. Brooks, Vice President
Fred S. Cohen, Vice President
Terrance T. Hults, Vice President
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller
Emilie D. Wrapp, Secretary


Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free (800) 227-5672


(1) Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2) The day-to-day management of and investment decisions for the Portfolios' portfolios are made by the Municipal Bond Investment Team. Michael G. Brooks, Fred S. Cohen, (Guy) Robert B. Davidson III and Terrance T. Hults are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios' portfolios.


164 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund
Small Cap Growth Portfolio

Global & International

Global Health Care Fund
Global Research Growth Fund
Global Technology Fund
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Global Government Income Trust*
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Intermediate Bond Portfolio*
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National                  Michigan
Insured National          Minnesota
Arizona                   New Jersey
California                New York
Insured California        Ohio
Florida                   Pennsylvania
Massachusetts             Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

--------------------------------------------
Retirement Strategies Funds
--------------------------------------------
2000 Retirement Strategy
2005 Retirement Strategy
2010 Retirement Strategy
2015 Retirement Strategy
2020 Retirement Strategy
2025 Retirement Strategy
2030 Retirement Strategy
2035 Retirement Strategy
2040 Retirement Strategy
2045 Retirement Strategy


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research GrowthFund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund. Prior to February 1, 2006, Global Government Income Trust was named Americas Government Income Trust and Intermediate Bond Portfolio was named Quality Bond Portfolio.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 165


THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS.

SUMMARY OF SENIOR OFFICER'S EVALUATION OF INVESTMENT ADVISORY AGREEMENT(1)

The following is a summary of the evaluation of the investment advisory agreement between Alliance Capital Management L.P. (the "Adviser") and AllianceBernstein Municipal Income Fund II (the "Trust") on behalf of Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (each a "Fund" and collectively the "Funds"), prepared by Philip L. Kirstein, the Senior Officer, for the independent Trustees of the Funds, as required by the Assurance of Discontinuance between the New York State Attorney General and the Adviser. The Senior Officer's evaluation of the investment advisory agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the "40 Act") and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees which was provided to the independent directors in connection with their review of the proposed continuance of the investment advisory agreement. The Senior Officer's evaluation considered the following factors:

1. Management fees charged to institutional and other clients of the Adviser for like services.

2.  Management fees charged by other mutual fund companies for like services.

3. Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit.

4. Profit margins of the Adviser and its affiliates from supplying such services.

5.  Possible economies of scale as the Funds grow larger.

6. Nature and quality of the Adviser's services including the performance of the Funds.


(1) It should be noted that the information in the fee summary was completed on September 2, 2005 and presented to the Board of Trustees on September 14, 2005 in accordance with the Assurance of Discontinuance between the New York State Attorney General and the Adviser. It also should be noted that references in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Funds.


166 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


FUNDS ADVISORY FEES, EXPENSE REIMBURSEMENTS, CAPS & RATIOS

The table below describes the Funds' advisory fees pursuant to the Investment Advisory Agreement. This is the fee schedule the Adviser implemented in January 2004 as a result of the settlement with the New York State Attorney General.(2)

                                        Advisory Fee Based on % of
Fund                                     Average Daily Net Assets
-------------------------------------------------------------------------------
Arizona Portfolio                 First $2.5 billion                0.45%
                                  Next $2.5 billion                 0.40%
                                  Excess of $5 billion              0.35%

Florida Portfolio                 First $2.5 billion                0.45%
                                  Next $2.5 billion                 0.40%
                                  Excess of $5 billion              0.35%

Massachusetts Portfolio           First $2.5 billion                0.45%
                                  Next $2.5 billion                 0.40%
                                  Excess of $5 billion              0.35%

Michigan Portfolio                First $2.5 billion                0.45%
                                  Next $2.5 billion                 0.40%
                                  Excess of $5 billion              0.35%

Minnesota Portfolio               First $2.5 billion                0.45%
                                  Next $2.5 billion                 0.40%
                                  Excess of $5 billion              0.35%

New Jersey Portfolio              First $2.5 billion                0.45%
                                  Next $2.5 billion                 0.40%
                                  Excess of $5 billion              0.35%

Ohio Portfolio                    First $2.5 billion                0.45%
                                  Next $2.5 billion                 0.40%
                                  Excess of $5 billion              0.35%

Pennsylvania Portfolio            First $2.5 billion                0.45%
                                  Next $2.5 billion                 0.40%
                                  Excess of $5 billion              0.35%

Virginia Portfolio                First $2.5 billion                0.45%
                                  Next $2.5 billion                 0.40%
                                  Excess of $5 billion              0.35%


(2) The advisory fee schedule implemented in January 2004 contemplates eight categories of the AllianceBernstein Mutual Funds with all AllianceBernstein Funds in each category having the same advisory fee schedule.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 167


The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Funds as indicated below:

                                                             As a % of
Fund                                     Amount      average daily net assets
-------------------------------------------------------------------------------
Arizona Portfolio                       $80,750                 0.04
Florida Portfolio                       $80,750                 0.03
Massachusetts Portfolio                 $80,750                 0.05
Michigan Portfolio(3)                   $80,750                 0.05
Minnesota Portfolio(3)                  $80,750                 0.08
New Jersey Portfolio                    $80,750                 0.04
Ohio Portfolio                          $80,750                 0.04
Pennsylvania Portfolio                  $80,750                 0.04
Virginia Portfolio(4)                   $80,750                 0.05

The Adviser has agreed to waive that portion of its management fees and/or reimburse each Fund for that portion of its total operating expenses to the degree necessary to limit each Fund's expense ratio to the amounts set forth below for each Fund's current fiscal year. The waiver agreement is terminable by the Adviser at the end of the Funds' fiscal year upon at least 60 days written notice.

                                  Expense Cap         Gross
                             Pursuant to Expense     Expense
Fund                       Limitation Undertaking    Ratio(5)   Fiscal Year End
-------------------------------------------------------------------------------
Arizona Portfolio            Class A       0.78%      0.97%      September 30
                             Class B       1.48%      1.67%
                             Class C       1.48%      1.67%

Florida Portfolio            Class A       0.78%      0.96%      September 30
                             Class B       1.48%      1.67%
                             Class C       1.48%      1.66%

Massachusetts Portfolio      Class A       0.82%      1.03%      September 30
                             Class B       1.52%      1.74%
                             Class C       1.52%      1.73%

Michigan Portfolio           Class A       1.01%      1.01%      September 30
                             Class B       1.71%      1.72%
                             Class C       1.71%      1.71%

Minnesota Portfolio          Class A       0.90%      1.02%      September 30
                             Class B       1.60%      1.74%
                             Class C       1.60%      1.73%

New Jersey Portfolio         Class A       0.87%      1.01%      September 30
                             Class B       1.57%      1.71%
                             Class C       1.57%      1.71%


(3) For the Fund's most recently completed fiscal year, the Adviser waived the reimbursement amount.

(4)  See footnote 3.

(5) These gross expense ratios are calculated from the beginning of the Funds' current fiscal year through May 31, 2005.


168 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                  Expense Cap         Gross
                             Pursuant to Expense     Expense
Fund                       Limitation Undertaking    Ratio(5)   Fiscal Year End
-------------------------------------------------------------------------------
Ohio Portfolio               Class A       0.85%      0.98%      September 30
                             Class B       1.55%      1.68%
                             Class C       1.55%      1.68%
Pennsylvania Portfolio       Class A       0.95%      1.02%      September 30
                             Class B       1.65%      1.73%
                             Class C       1.65%      1.72%
Virginia Portfolio           Class A       0.72%      0.95%      September 30
                             Class B       1.42%      1.66%
                             Class C       1.42%      1.66%

I. MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The management fees charged to investment companies which the Adviser manages and sponsors is normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Funds that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Funds' third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Funds are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Funds to the Adviser. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a Fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser's view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, it is worth considering information regarding the advisory


(5) These gross expense ratios are calculated from the beginning of the Funds' current fiscal year through May 31, 2005.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 169


fees charged to institutional accounts with substantially similar investment styles as the Funds. However, the Adviser represented that it does not manage any separate managed account that has similar investment guidelines as the Funds. The Adviser does manage separately managed accounts that invest principally in municipal securities but those mandates have a substantially lower risk profile (credit and interest rate risk) than the Funds.

The Adviser manages the Sanford C. Bernstein Fund, Inc., an open-end investment company. The Adviser charges the following fees to the Portfolios that invest in municipal securities like the Funds, although they invest in securities of different maturities and qualities:

Fund                                                 Advisory Fee
----------------------------------------------------------------------------------------------
California Municipal Portfolio                       0.50% of the first $1 billion; 0.45%
Diversified Municipal Portfolio                      in excess of $1 billion up to but not
New York Municipal Portfolio                         exceeding $3 billion; 0.40% in excess
                                                     of $3 billion

Short Duration California Municipal Portfolio        0.50% of the first $250 million; 0.45%
Short Duration Diversified Municipal Portfolio       in excess of $250 million up to but not
Short Duration New York Municipal Portfolio          exceeding $750 million; 0.40% in
                                                     excess of $750 million

The Adviser also manages and sponsors retail mutual funds which are organized in jurisdictions outside the United States, generally Luxembourg, and sold to non-United States resident investors. The Adviser charges the following fees for an offshore mutual fund that invests in fixed income securities:

Asset Class         Fee(6)
-------------     ----------
Fixed Income        0.65%

The Adviser represented that it does not sub-advise any registered investment companies of other fund families with a similar investment style as the Fund.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUNDS COMPANIES FOR LIKE SERVICES.

Lipper, Inc., an analytical service that is not affiliated with the Adviser, compared the fees charged to the Funds with fees charged to other investment companies for similar services by other investment advisers. Lipper's analysis included the Funds' ranking with respect to the proposed management fees relative to the Lipper group median at the approximate current asset levels of the Funds.(7)


(6) The fee charged to the fund includes a 0.10% fee for administrative services provided by the Adviser or its affiliates.

(7) It should be noted that "effective management fee" is calculated by Lipper using each Fund's contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of each Fund, rounded up to the next $25 million. Lipper's total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of "1" means that the AllianceBernstein Fund has the lowest effective fee rate in the Lipper peer group.


170 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                    Effective          Lipper
Fund                            Management Fee(8)   Group Median       Rank
-------------------------------------------------------------------------------
Arizona Portfolio(9)                 0.450              0.500           2/8
Florida Portfolio(9)                 0.450              0.550           1/9
Massachusetts Portfolio(9)           0.450              0.505          2/12
Michigan Portfolio(9)                0.450              0.530           1/8
Minnesota Portfolio(9)               0.450              0.550           1/9
New Jersey Portfolio                 0.450              0.533          1/10
Ohio Portfolio(9)                    0.450              0.510           1/9
Pennsylvania Portfolio(9)            0.450              0.500          2/11
Virginia Portfolio(9)                0.450              0.496           3/7


Lipper also analyzed the expense ratio of the Funds in comparison to its Lipper Expense Group(10) and Lipper Expense Universe(11). Lipper describes a Lipper Expense Group as a representative sample of comparable funds, consisting of all funds in the investment classification/objective with a similar load type as the subject Fund. The Lipper Expense Universe is a broader collection of. The results of that analysis are set forth below:

                                          Lipper     Lipper    Lipper    Lipper
                               Expense   Universe   Universe   Group      Group
Fund                          Ratio(12)   Median      Rank     Median     Rank
-------------------------------------------------------------------------------
Arizona Portfolio(13)            0.780     0.780      6/11     0.780       5/9
Florida Portfolio(13)            0.780     0.878      4/17     0.853      2/10
Massachusetts Portfolio(13)      0.820     0.900      3/17     0.887      3/13
Michigan Portfolio(13)           1.010     0.874     11/12     0.876       9/9
Minnesota Portfolio(13)          0.900     0.883     12/18     0.891      7/10
New Jersey Portfolio             0.870     0.918      6/18     0.900      3/10
Ohio Portfolio(13)               0.850     0.861      6/14     0.871      3/10
Pennsylvania Portfolio(13)       0.945     0.900     13/21     0.921      8/12
Virginia Portfolio(13)           0.720     0.863       3/9     0.882       2/8


(8) It should be noted that the "effective management fee" rate for the Funds does not reflect the payments by the Funds to the Adviser for certain clerical, legal, accounting, administrative and other services. The dollar amount and basis point impact of such payments on the Funds is discussed in Section I.

(9) The number of funds used in Lipper's group ranking for management fees is one less than the number of funds used in Lipper's group ranking for total expenses. According to Lipper, the excluded fund's contractual management fee cannot be computed because of its breakpoint gross income component.

(10) Lipper uses the following criteria in screening funds to be included in each Fund's Expense Group: fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. An Expense Group will typically consist of seven to twenty funds.

(11) Except for asset (size) comparability and load type, Lipper uses the same criteria for selecting an Expense Group when selecting an Expense Universe. Unlike an Expense Group, an Expense Universe allows for the same adviser to be represented by more than just one fund.

(12)  Most recent fiscal year end Class A share expense ratios.

(13)  See footnote 9 on page 8.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 171


Based on this analysis, the Funds have a more favorable ranking on a management fee basis than they do on a total expense ratio basis. This has resulted in a variety of efforts by the Adviser to lower non-management expenses.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The profitability information for the Funds prepared by the Adviser for the Board of Trustees was reviewed by the Senior Officer. An independent consultant is working with the Adviser's personnel on a new system to produce profitability information at the Fund level which will reflect the Adviser's management reporting approach. It is possible that future Fund profitability information may differ from previously reviewed information due to changes in methodologies and allocations. See Section IV for additional discussion.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH
SERVICES.

The Adviser's profitability from providing investment advisory services to the Funds decreased during calendar 2004 relative to 2003 primarily as a result of the reduction in the advisory fee schedule implemented early in 2004.

In addition to the Adviser's direct profits from managing the Funds, certain of the Adviser's affiliates have business relationships with the Funds and may earn a profit from providing other services to the Funds. The courts have referred to this type of business opportunity as "fall-out benefits" to the Adviser and and indicated that they should be factored into the evaluation of the total relationship between the Funds and the Adviser. Neither case law nor common business practice precludes the Adviser's affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent and distribution services to the Funds and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and contingent deferred sales charges ("CDSC"). Additional information regarding distribution related fees can be found in the prospectus of the Funds.

The Adviser's affiliate, AllianceBernstein Investment Research and Management, Inc. ("ABIRM"), is the Funds' principal underwriter. ABIRM and the Adviser have disclosed in the Funds prospectus that they may make payments(15) from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Funds. In 2004, ABIRM paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds for distribution services and educational support. For 2005, it is anticipated, ABIRM will pay approximately 0.04% of the average monthly assets of each of the Funds for such purposes.


(15) The total amount paid to the financial intermediary in connection with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year's Fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year.


172 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


After payments to third party intermediaries, ABIRM retained the following amount in Class A front-end load sales charge from sales of the Funds' shares in the Funds' most recent fiscal year.

Fund                                                 Amount Received
-----------------------------------------------------------------------
Arizona Portfolio                                         $27,736
Florida Portfolio                                         $17,832
Massachusetts Portfolio                                   $ 5,041
Michigan Portfolio                                        $10,461
Minnesota Portfolio                                       $ 9,996
New Jersey Portfolio                                      $ 5,041
Ohio Portfolio                                            $19,651
Pennsylvania Portfolio                                    $12,348
Virginia Portfolio                                        $12,243


ABIRM received the amounts set forth below in Rule 12b-1 fees for the Funds during the Funds most recent fiscal year. A significant percentage of such amounts were paid out to third party intermediaries by ABIRM.

Fund                          12b-1 Fee Received      CDSC Received
---------------------------------------------------------------------
Arizona Portfolio                  $1,350,483            $114,629
Florida Portfolio                  $1,659,761            $114,629
Massachusetts Portfolio            $1,213,157            $ 94,638
Michigan Portfolio                 $1,159,656            $128,394
Minnesota Portfolio                $  588,525            $ 37,438
New Jersey Portfolio               $1,616,775            $171,462
Ohio Portfolio                     $1,529,765            $117,011
Pennsylvania Portfolio             $1,261,072            $ 64,097
Virginia Portfolio                 $1,248,745            $ 79,965


Fees and reimbursements for out of pocket expenses charged by Alliance Global Investor Services, Inc. ("AGIS"), the affiliated transfer agent, are based on the level of the network account and the class of share held by the account. AGIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. AGIS' after-tax profitability decreased in 2004 in comparison to 2003.

AGIS received the following fees from the Funds in the most recent fiscal year:

Fund                                                      AGIS Fee
---------------------------------------------------------------------
Arizona Portfolio                                         $41,282
Florida Portfolio                                         $43,166
Massachusetts Portfolio                                   $40,520
Michigan Portfolio                                        $54,575
Minnesota Portfolio                                       $38,092
New Jersey Portfolio                                      $73,960
Ohio Portfolio                                            $58,200
Pennsylvania Portfolio                                    $64,526
Virginia Portfolio                                        $45,118


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 173


V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that the breakpoints in the fee schedule in the Investment Advisory Agreement reflect a sharing of economies of scale to the extent the breakpoints are reached. Based on some of the professional literature that has considered economies of scale in the mutual fund industry it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide improved services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant made a presentation to the Board of Trustees and the Senior Officer regarding possible economies of scale or scope in the mutual fund industry. Based on the presentation, it was evident that fund management companies benefit from economies of scale. However, due to lack of cost data, researchers had to infer facts about the costs from the behavior of fund expenses; there was a lack of consensus among researchers as to whether economies of scale were being passed on to the shareholders. It is contemplated that additional work will be performed to determine if the benefits of economies of scale or scope are being passed to shareholders by the Adviser. In the meantime, it is clear that to the extent the Funds' assets exceed the initial breakpoint its shareholders benefit from a lower fee rate.

VI. NATURE AND QUALITY OF THE ADVISER'S SERVICES INCLUDING THE PERFORMANCE OF THE FUNDS.

With assets under management of $516 billion as of June 30, 2005, the Adviser has the investment experience to manage and provide non-investment services (described in Section II) to the Funds.

The information prepared by Lipper showed the 1, 3, 5 and 10 year performance ranking of the Funds(16) relative to its Lipper group and universe for the periods ended May 31, 2005:

Arizona Portfolio          Group           Universe
  1 year                    1/9              2/11
  3 year                    1/9              2/11
  5 year                    2/9              2/11
  10 year                   1/8              1/9

Florida Portfolio          Group           Universe
  1 year                    2/10             3/17
  3 year                    2/10             2/17
  5 year                    3/10             3/17
  10 year                   1/10             1/17


(16)  The performance rankings are for the Class A shares of the Funds.


174 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Massachuesetts Portfolio   Group           Universe
  1 year                    1/13             1/17
  3 year                    9/13             9/17
  5 year                    8/13             9/16
  10 year                   1/13             1/16

Michigan Portfolio         Group           Universe
  1 year                     1/9             1/13
  3 year                     2/9             2/13
  5 year                     1/9             2/13
  10 year                    1/9             1/13

Minnesota Portfolio        Group           Universe
  1 year                    1/10             3/18
  3 year                    3/10             5/18
  5 year                     3/9             7/17
  10 year                    1/9             1/16

New Jersey Portfolio       Group           Universe
  1 year                    3/10             5/18
  3 year                    7/10            11/18
  5 year                    8/10            15/17
  10 year                    3/9             6/16

Ohio Portfolio             Group           Universe
  1 year                    3/10             3/14
  3 year                    3/10             5/14
  5 year                    3/10             4/13
  10 year                   1/10             1/13

Pennsylvania Portfolio     Group           Universe
  1 year                    6/12             7/21
  3 year                    7/12             8/21
  5 year                    5/12             5/21
  10 year                   2/12             2/20

Virginia Portfolio         Group           Universe
  1 year                     3/8              4/9
  3 year                     2/8              2/9
  5 year                     1/8              1/9
  10 year                    1/8              1/9


Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Funds (in bold)(17) versus its benchmarks(18). It should be noted that each Fund has the Lehman Brothers Municipal Bond Index as its benchmark. The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included, bonds must be investment grade and be at least one year from maturity. The index has four main sectors: general obligation bonds, revenue bonds, insured


(17)  The Funds' performance returns are for the Class A shares of the Funds.

(18) The Adviser provided Fund and benchmark performance return information for periods through May 31, 2005 in order to maintain consistency with Lipper's performance rankings in the analysis.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 175


bonds and prerefunded bonds. The index represents a national municipal bond index as opposed to a specific state index.

                                        Periods Ending May 31, 2005
                                          Annualized Performance
-------------------------------------------------------------------------------
                                1         3         5         10      Since
Fund                           Year      Year      Year      Year   Inception
-------------------------------------------------------------------------------
Arizona Portfolio              9.70      6.22      7.12      6.33      6.77
Lehman Brothers Municipal
Bond Index                     7.96      6.00      7.30      6.22      6.59

Florida Portfolio              8.69      6.33      7.34      6.25      5.87
Lehman Brothers Municipal
Bond Index                     7.96      6.00      7.30      6.22      6.04

Massachusetts Portfolio        9.27      5.63      6.82      6.32      6.83
Lehman Brothers Municipal
Bond Index                     7.96      6.00      7.30      6.22      6.54

Michigan Portfolio             9.30      5.96      7.41      6.62      6.71
Lehman Brothers Municipal
Bond Index                     7.96      6.00      7.30      6.22      6.10

Minnesota Portfolio            8.58      5.73      6.86      5.98      5.61
Lehman Brothers Municipal
Bond Index                     7.96      6.00      7.30      6.22      6.04

New Jersey Portfolio           9.28      4.84      6.05      5.53      5.27
Lehman Brothers Municipal
Bond Index                     7.96      6.00      7.30      6.22      6.04

Ohio Portfolio                 8.80      5.57      6.75      5.94      5.60
Lehman Brothers Municipal
Bond Index                     7.96      6.00      7.30      6.22      6.04

Pennsylvania Portfolio         8.04      5.83      7.24      6.21      5.96
Lehman Brothers Municipal
Bond Index                     7.96      6.00      7.30      6.22      6.04

Virginia Portfolio             8.39      6.27      7.00      6.54      6.79
Lehman Brothers Municipal
Bond Index                     7.96      6.00      7.30      6.22      6.51


CONCLUSION:

Based on the factors discussed above the Senior Officer's conclusion is that the proposed fees for the Funds are reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Funds is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: October 12, 2005


176 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


     [LOGO]
ALLIANCEBERNSTEIN
   INVESTMENTS


MIF11-0152-0306



ITEM 2.        CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.


ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.


ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.        SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.


ITEM 11.       CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.       EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.    DESCRIPTION OF EXHIBIT
-----------    ----------------------------------------------------------------
12 (b) (1)     Certification of Principal Executive Officer Pursuant to
               Section 302 of the Sarbanes-Oxley Act of 2002
12 (b) (2)     Certification of Principal Financial Officer Pursuant to
               Section 302 of  the Sarbanes-Oxley Act of 2002
12 (c)         Certification of Principal Executive Officer and Principal
               Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley
               Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  AllianceBernstein Municipal Income Fund II

By:            /s/ Marc O. Mayer
               -----------------
               Marc O. Mayer
               President

Date:  May 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:            /s/ Marc O. Mayer
               -----------------
               Marc O. Mayer
               President

Date:  May 29, 2006

By:            /s/ Mark D. Gersten
               -------------------
               Mark D. Gersten
               Treasurer and Chief Financial Officer

Date:  May 29, 2006